                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/08

Item 1. Report to Shareholders

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Utilities Index and the S&P 500(R) Index from 3/31/98 through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN UTILITY FUND     S&P 500 UTILITIES INDEX          S&P 500 INDEX
                                                 -----------------------     -----------------------          -------------
3/98                                                       9426                        10000                       10000
3/99                                                       9439                         9840                       11845
3/00                                                      13162                        10610                       13970
3/01                                                      12973                        14396                       10941
3/02                                                      11162                        11143                       10969
3/03                                                       8605                         7309                        8254
3/04                                                      11023                        10018                       11152
3/05                                                      13056                        12482                       11899
3/06                                                      14785                        13674                       13294
3/07                                                      19117                        18293                       14866
3/08                                                      18599                        17996                       14111

                               A SHARES                B SHARES                C SHARES
                            since 7/28/93           since 7/28/93           since 8/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGE      CHARGES     CHARGE      CHARGES     CHARGE

Since Inception            8.94%       8.50%       8.48%       8.48%       8.31%       8.31%

10-year                    7.03        6.40        6.38        6.38        6.23        6.23

5-year                    16.67       15.29       15.78       15.61       15.77       15.77

1-year                    -2.71       -8.32       -3.45       -7.29       -3.46       -4.41
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized.

The S&P 500(R) Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The S&P 500(R) Index is generally representative of the U.S. stock market. The indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

The 12-month period under review was a challenging period for the U.S. equity market. In mid-2007, the first major event of the subprime mortgage crisis occurred with the collapse of two high-profile hedge funds at Bear Stearns. The equity markets fell through the summer and then began to rise again, peaking in October 2007 before the credit contraction and housing market troubles again took their toll. Stocks generally fell through the beginning of 2008, reaching their low in March before rising somewhat at the end of that month.

The macroeconomic picture became increasingly cloudy during the period, as fears of a recession coupled with the deteriorating housing sector led to a general erosion in confidence. Against this backdrop, the Federal Reserve (the "Fed") took a series of unprecedented steps to restore liquidity and confidence to the markets, and to support economic growth. In addition to a string of rapid cuts to both the target federal funds and discount rates, the Fed introduced new lending facilities for large banks and brokers. Although these measures appeared to begin to have a stabilizing effect on the equity markets in the final weeks of the period, the broader market (as measured by the S&P 500(R) Index) had its worst first quarter in decades in early 2008, and for the 12-month review period fell -5.08%.

The utilities sector (as measured by the S&P 500(R) Utilities Index) also produced negative returns, though they were more muted than those of the broader market. The electric utilities segment, traditionally seen as a safe haven because of the reliable nature of these companies' revenues, has come under question in recent periods thanks to a changing regulatory environment and broader shifts in the capital markets. Many electric companies have sought to take advantage of less regulation through expansion plans, including the development of new facilities. Such expansion typically entails borrowing for financing, which has led to investor concerns that these companies could be hurt by rising borrowing costs related to the broader liquidity crunch.

The ongoing shift to wireless communications continued to reshape the telecommunications segment during the period. Companies with more diversified business models benefited from their exposure to multiple revenue streams, as did those poised to benefit directly from growth in services to support wireless expansion. Several dedicated wireless providers suffered during the period, however, due to the results of poor business performance and declining customer bases.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Utility Fund underperformed the S&P 500(R) Utilities Index and outperformed the S&P 500(R) Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

--------------------------------------------------------------------
                                                        S&P
                                      S&P 500(R)       500(R)
      CLASS A   CLASS B   CLASS C   UTILITIES INDEX    INDEX

      -2.71%    -3.45%    -3.46%        -1.62%         -5.08%
--------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Stock selection in electric utilities was the largest driver of the Fund's underperformance relative to the S&P 500 Utilities Index. Select names among the Fund's holdings were unsuccessful in their petitions to regulators for rate increases, which hurt their share prices. The Fund's exposures also included companies doing business in parts of the country that are experiencing especially troubled times economically, and whose shares lagged their peers as a result. Other holdings in the sector performed well, though not well enough to offset the poor performance of the aforementioned holdings. The Fund's returns benefited from its holdings of electric utilities with nuclear exposure. These companies, which benefit from a lower-cost source of power than gas, become relatively more profitable in an environment of rising gas prices as we saw during the period.

The volatile price of gas was also a factor in the Fund's performance in the gas utilities segment during the period. Here, we avoided companies that combine their utilities business with exploration and production, given that the combined business model produces companies that are more sensitive to gas prices and thus more volatile. Instead, we kept the portfolio's holdings focused on pure gas utilities. While we remain comfortable with this conservative stance, the companies with exploration and production businesses benefited directly from the near-term increase in gas prices.

The telecommunications services segment of the portfolio (which is not represented in the S&P 500 Utilities Index) was supportive of returns. Our stock selection here focused on large, well-established and diversified companies, which benefited from the turmoil among less-diversified providers for the period. The Fund also benefited from its exposure to cellular phone tower companies. As demand for wireless phone and data services has grown, it has also led to increasing demand for space on transmission towers, leading to gains for companies that can provide that space. A holding in the cable company space also boosted returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
AT&T, Inc.                                                        4.7%
Verizon Communications, Inc.                                      3.9
NRG Energy, Inc.                                                  3.7
Exelon Corp.                                                      3.4
FPL Group, Inc.                                                   3.1
FirstEnergy Corp.                                                 3.0
Sempra Energy                                                     3.0
Dominion Resources, Inc.                                          3.0
PPL Corp.                                                         3.0
Edison International, Inc.                                        3.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Electric Utilities                                               29.5%
Multi-Utilities                                                  23.5
Integrated Telecommunication Services                            12.4
Independent Power Producers & Energy Traders                     10.2
Gas Utilities                                                     7.8
Wireless Telecommunication Services                               6.5
Oil & Gas Storage & Transportation                                3.4
Broadcasting & Cable TV                                           2.3
Alternative Carriers                                              0.5
                                                                -----
Total Long-Term Investments                                      96.1
Total Repurchase Agreements                                       4.0
                                                                -----
Total Investments                                               100.1
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (0.1)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286 Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  945.85           $5.84
  Hypothetical...............................     1,000.00         1,019.00            6.06
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           942.84            9.52
  Hypothetical...............................     1,000.00         1,015.20            9.87
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           942.43            9.52
  Hypothetical...............................     1,000.00         1,015.20            9.87
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 1.96% and 1.96% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  96.1%
ALTERNATIVE CARRIERS  0.5%
Time Warner Telecom, Inc., Class A (a)......................   66,600   $  1,031,634
                                                                        ------------

BROADCASTING & CABLE TV  2.3%
Comcast Corp., Class A......................................  253,500      4,902,690
                                                                        ------------

ELECTRIC UTILITIES  29.5%
Allegheny Energy, Inc. .....................................  100,500      5,075,250
American Electric Power Co., Inc. ..........................  101,655      4,231,898
DPL, Inc. ..................................................   94,400      2,420,416
Duke Energy Corp. ..........................................  226,700      4,046,595
Edison International, Inc. .................................  129,600      6,352,992
Entergy Corp. ..............................................   39,400      4,297,752
Exelon Corp. ...............................................   90,300      7,338,681
FirstEnergy Corp. ..........................................   93,972      6,448,358
FPL Group, Inc. ............................................  105,616      6,626,348
Northeast Utilities.........................................  158,200      3,882,228
PPL Corp. ..................................................  138,642      6,366,441
Southern Co. ...............................................  167,800      5,975,358
                                                                        ------------
                                                                          63,062,317
                                                                        ------------
GAS UTILITIES  7.8%
AGL Resources, Inc. ........................................  116,900      4,012,008
Equitable Resources, Inc. ..................................   83,700      4,929,930
New Jersey Resources Corp. .................................   79,200      2,459,160
Questar Corp. ..............................................   92,200      5,214,832
                                                                        ------------
                                                                          16,615,930
                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  10.2%
AES Corp. (a)...............................................  306,500      5,109,355
Constellation Energy Group, Inc. ...........................   71,300      6,293,651
Dynegy, Inc., Class A (a)...................................  319,900      2,524,011
NRG Energy, Inc. (a)........................................  201,700      7,864,283
                                                                        ------------
                                                                          21,791,300
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  12.4%
AT&T, Inc. .................................................  262,410     10,050,303
Citizens Communications Co. ................................   98,900      1,037,461
Telefonica, SA--ADR (Spain).................................   30,100      2,603,951
Telefonica, SA (Spain)......................................   74,600      2,143,499
TELUS Corp. (Canada)........................................   31,600      1,331,482
Verizon Communications, Inc. ...............................  227,200      8,281,440
Windstream Corp. ...........................................   95,949      1,146,590
                                                                        ------------
                                                                          26,594,726
                                                                        ------------
MULTI-UTILITIES  23.5%
Ameren Corp. ...............................................   62,500      2,752,500
CMS Energy Corp. ...........................................  297,600      4,029,504
Consolidated Edison, Inc. ..................................   79,200      3,144,240
Dominion Resources, Inc. ...................................  156,100      6,375,124
DTE Energy Co. .............................................   50,900      1,979,501

 8                                             See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES (CONTINUED)
MDU Resources Group, Inc. ..................................  128,600   $  3,157,130
NSTAR.......................................................   71,300      2,169,659
PG&E Corp. .................................................  161,300      5,939,066
Public Service Enterprise Group, Inc. ......................  143,400      5,763,246
SCANA Corp. ................................................  115,800      4,235,964
Sempra Energy...............................................  120,300      6,409,584
Wisconsin Energy Corp. .....................................  100,700      4,429,793
                                                                        ------------
                                                                          50,385,311
                                                                        ------------
OIL & GAS STORAGE & TRANSPORTATION  3.4%
Spectra Energy Corp. .......................................  104,100      2,368,275
Williams Cos., Inc. ........................................  151,300      4,989,874
                                                                        ------------
                                                                           7,358,149
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  6.5%
America Movil, SA de CV, Ser L--ADR (Mexico)................   58,400      3,719,496
American Tower Corp., Class A (a)...........................   41,200      1,615,452
China Mobile, Ltd.--ADR (Hong Kong).........................    9,400        705,094
Crown Castle International Corp. (a)........................   63,100      2,176,319
NII Holdings, Inc., Class B (a).............................   24,500        778,610
Rogers Communications, Inc., Class B (Canada)...............  107,500      3,861,400
SBA Communications Corp., Class A (a).......................   38,600      1,151,438
                                                                        ------------
                                                                          14,007,809
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  96.1%
  (Cost $167,948,047)................................................    205,749,866
                                                                        ------------

REPURCHASE AGREEMENTS  4.0%
Banc of America Securities ($2,903,795 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $2,903,988).......      2,903,795
Citigroup Global Markets, Inc. ($2,903,795 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
2.10%, dated 03/31/08, to be sold on 04/01/08 at $2,903,964).........      2,903,795
JP Morgan ($871,138 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
  to be sold on 04/01/08 at $871,193)................................        871,138
State Street Bank & Trust Co. ($1,794,272 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $1,794,362).......      1,794,272
                                                                        ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $8,473,000)..................................................      8,473,000
                                                                        ------------

TOTAL INVESTMENTS 100.1%
  (Cost $176,421,047)................................................    214,222,866

See Notes to Financial Statements                                              9

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                VALUE
------------------------------------------------------------------------------------
FOREIGN CURRENCY  0.0%
(Cost $610)..........................................................   $        630
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)........................       (186,520)
                                                                        ------------

NET ASSETS  100.0%...................................................   $214,036,976
                                                                        ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $2,143,499 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $176,421,047).......................  $214,222,866
Foreign Currency (Cost $610)................................           630
Cash........................................................           541
Receivables:
  Dividends.................................................       416,351
  Fund Shares Sold..........................................       184,483
  Interest..................................................           507
Other.......................................................       165,087
                                                              ------------
    Total Assets............................................   214,990,465
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       293,052
  Investment Advisory Fee...................................       118,009
  Distributor and Affiliates................................       114,609
Trustees' Deferred Compensation and Retirement Plans........       245,026
Accrued Expenses............................................       182,793
                                                              ------------
    Total Liabilities.......................................       953,489
                                                              ------------
NET ASSETS..................................................  $214,036,976
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $171,607,323
Net Unrealized Appreciation.................................    37,800,728
Accumulated Net Realized Gain...............................     4,409,431
Accumulated Undistributed Net Investment Income.............       219,494
                                                              ------------
NET ASSETS..................................................  $214,036,976
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $156,115,883 and 6,825,917 shares of
    beneficial interest issued and outstanding).............  $      22.87
    Maximum sales charge (5.75%* of offering price).........          1.40
                                                              ------------
    Maximum offering price to public........................  $      24.27
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $41,096,348 and 1,805,161 shares of
    beneficial interest issued and outstanding).............  $      22.77
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,824,745 and 739,167 shares of
    beneficial interest issued and outstanding).............  $      22.76
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $24,307).....  $  6,222,428
Interest....................................................       402,918
                                                              ------------
  Total Income..............................................     6,625,346
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,509,977
Distribution (12b-1) and Service Fees
  Class A...................................................       420,238
  Class B...................................................       461,529
  Class C...................................................       180,561
Transfer Agent Fees.........................................       370,349
Reports to Shareholders.....................................       101,607
Professional Fees...........................................        67,941
Accounting and Administrative Expenses......................        58,482
Registration Fees...........................................        52,321
Trustees' Fees and Related Expenses.........................        21,306
Custody.....................................................        16,799
Other.......................................................        27,357
                                                              ------------
    Total Expenses..........................................     3,288,467
    Less Credits Earned on Cash Balances....................         9,809
                                                              ------------
    Net Expenses............................................     3,278,658
                                                              ------------
NET INVESTMENT INCOME.......................................  $  3,346,688
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 21,170,984
  Foreign Currency Transactions.............................       (18,192)
                                                              ------------
Net Realized Gain...........................................    21,152,792
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    69,343,199
                                                              ------------
  End of the Period:
    Investments.............................................    37,801,819
    Foreign Currency Translation............................        (1,091)
                                                              ------------
                                                                37,800,728
                                                              ------------
Net Unrealized Depreciation During the Period...............   (31,542,471)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,389,679)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (7,042,991)
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2008    MARCH 31, 2007
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  3,346,688      $  2,538,472
Net Realized Gain.........................................     21,152,792        20,596,778
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (31,542,471)       28,645,820
                                                             ------------      ------------
Change in Net Assets from Operations......................     (7,042,991)       51,781,070
                                                             ------------      ------------

Distributions from Net Investment Income:
  Class A Shares..........................................     (2,475,321)       (3,347,702)
  Class B Shares..........................................       (333,185)         (813,573)
  Class C Shares..........................................       (131,890)         (285,518)
                                                             ------------      ------------
Total Distributions.......................................     (2,940,396)       (4,446,793)
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     (9,983,387)       47,334,277
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     64,533,123        30,229,501
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      2,658,813         3,922,286
Cost of Shares Repurchased................................    (67,437,742)      (46,535,737)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........       (245,806)      (12,383,950)
                                                             ------------      ------------
TOTAL CHANGE IN NET ASSETS................................    (10,229,193)       34,950,327
NET ASSETS:
Beginning of the Period...................................    224,266,169       189,315,842
                                                             ------------      ------------
End of the Period (Including accumulated undistributed net
  investment income of $219,494 and $(162,663),
  respectively)...........................................   $214,036,976      $224,266,169
                                                             ============      ============

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
                                             ----------------------------------------------
CLASS A SHARES                                2008      2007      2006      2005      2004
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $23.86    $18.90    $17.15    $15.04    $12.12
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................     .40       .31       .33       .45       .48
  Net Realized and Unrealized Gain/Loss....   (1.03)     5.15      1.94      2.27      2.89
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........   (0.63)     5.46      2.27      2.72      3.37
Less Distributions from Net Investment
  Income...................................    0.36       .50       .52       .61       .45
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $22.87    $23.86    $18.90    $17.15    $15.04
                                             ======    ======    ======    ======    ======

Total Return (b)...........................  -2.71%    29.30%    13.24%    18.45%    28.10%
Net Assets at End of the Period (In
  millions)................................  $156.1    $159.7    $130.2    $109.5    $ 98.7
Ratio of Expenses to Average Net Assets....   1.21%     1.27%     1.30%     1.31%     1.33%
Ratio of Net Investment Income to Average
  Net Assets...............................   1.65%     1.50%     1.74%     2.89%     3.44%
Portfolio Turnover.........................     36%       30%       46%       27%       27%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
                                             ----------------------------------------------
CLASS B SHARES                                2008      2007      2006      2005      2004
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $23.76    $18.85    $17.13    $15.03    $12.12
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................     .22       .15       .18       .33       .37
  Net Realized and Unrealized Gain/Loss....   (1.03)     5.14      1.94      2.26      2.88
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........   (0.81)     5.29      2.12      2.59      3.25
Less Distributions from Net Investment
  Income...................................     .18       .38       .40       .49       .34
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $22.77    $23.76    $18.85    $17.13    $15.03
                                             ======    ======    ======    ======    ======

Total Return (b)...........................  -3.45%    28.40%    12.39%    17.54%    27.05%
Net Assets at End of the Period (In
  millions)................................  $ 41.1    $ 47.5    $ 44.2    $ 42.8    $ 42.6
Ratio of Expenses to Average Net Assets....   1.96%     2.03%     2.06%     2.07%     2.09%
Ratio of Net Investment Income to Average
  Net Assets...............................    .89%      .74%      .99%     2.13%     2.68%
Portfolio Turnover.........................     36%       30%       46%       27%       27%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
                                             ----------------------------------------------
                                              2008      2007      2006      2005      2004
CLASS C SHARES                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $23.75    $18.85    $17.13    $15.02    $12.12
                                             ------    ------    ------    ------    ------
  Net Investment Income (a)................     .22       .15       .18       .33       .37
  Net Realized and Unrealized Gain/Loss....   (1.03)     5.13      1.94      2.27      2.87
                                             ------    ------    ------    ------    ------
Total from Investment Operations...........   (0.81)     5.28      2.12      2.60      3.24
Less Distributions from Net Investment
  Income...................................     .18       .38       .40       .49       .34
                                             ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD.........  $22.76    $23.75    $18.85    $17.13    $15.02
                                             ======    ======    ======    ======    ======

Total Return (b)...........................  -3.46%    28.34%    12.39%    17.61%    26.96%
Net Assets at End of the Period (In
  millions)................................  $ 16.8    $ 17.0    $ 15.0    $ 14.4    $ 13.9
Ratio of Expenses to Average Net Assets....   1.96%     2.03%     2.06%     2.07%     2.09%
Ratio of Net Investment Income to Average
  Net Assets...............................    .89%      .74%      .99%     2.13%     2.68%
Portfolio Turnover.........................     36%       30%       46%       27%       27%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights affecting a single class. As of March 31, 2008, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized all of its capital losses carried forward of $16,560,926.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $176,596,985
                                                                ============
Gross tax unrealized appreciation...........................    $ 45,284,879
Gross tax unrealized depreciation...........................      (7,658,998)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 37,625,881
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

DISTRIBUTIONS PAID FROM:                                         2008          2007
Ordinary income.............................................  $2,940,396    $4,446,793
Long-term capital gain......................................         -0-           -0-
                                                              ----------    ----------
                                                              $2,940,396    $4,446,793
                                                              ----------    ----------

    Permanent differences, primarily due to the Fund's net realized gains/losses on foreign currency transactions, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED NET
      INVESTMENT INCOME        ACCUMULATED NET REALIZED GAIN   CAPITAL
        $(24,135)                         $24,135               $-0-

    As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $  452,446
Undistributed long-term capital gain........................     4,585,369

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $9,809 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gains and losses on the sale of securities. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .65%
Next $500 million...........................................       .60%
Over $1 billion.............................................       .55%

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $3,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $54,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $185,100 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $139,499 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $8,078.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $70,500 and

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

contingent deferred sales charge (CDSC) on redeemed shares of approximately $44,500. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2008                MARCH 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,896,901    $ 46,683,686     1,042,845    $ 22,040,409
  Class B...........................     442,261      10,812,643       302,273       6,294,759
  Class C...........................     285,692       7,036,794        91,456       1,894,333
                                      ----------    ------------    ----------    ------------
Total Sales.........................   2,624,854    $ 64,533,123     1,436,574    $ 30,229,501
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................      93,606    $  2,254,666       143,829    $  2,994,948
  Class B...........................      12,594         301,506        34,621         716,555
  Class C...........................       4,289         102,641        10,154         210,783
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     110,489    $  2,658,813       188,604    $  3,922,286
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,858,450)   $(45,299,929)   (1,383,099)   $(28,831,904)
  Class B...........................    (648,876)    (15,681,076)     (680,042)    (14,026,272)
  Class C...........................    (268,048)     (6,456,737)     (177,982)     (3,677,561)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (2,775,374)   $(67,437,742)   (2,241,123)   $(46,535,737)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $13,500, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $80,209,648 and $82,561,099, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $491,300 and $75,200 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN UTILITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Utility Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Utility Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Utility Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $2,940,396 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN UTILITY FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 1995  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 1993  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 184, 384, 584
                                                                  UTLFANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02773P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell Midcap(R) Growth Index from 3/31/98 through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN MID CAP GROWTH FUND      RUSSELL MIDCAP GROWTH INDEX
                                                               ------------------------------      ---------------------------
3/98                                                                        9425                               10000
3/99                                                                       10128                               10889
3/00                                                                       19565                               19296
3/01                                                                       11944                               10532
3/02                                                                       12191                               11028
3/03                                                                        8935                                8148
3/04                                                                       12268                               12192
3/05                                                                       13747                               13206
3/06                                                                       18034                               16201
3/07                                                                       18573                               17319
3/08                                                                       19291                               16531

                            A SHARES            B SHARES            C SHARES          I SHARES
                         since 12/27/95      since 12/27/95      since 12/27/95     since 8/12/05
-------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      5.75%      W/O      5.00%      W/O      1.00%         W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES        SALES
TOTAL RETURNS           CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception         14.07%    13.52%    13.56%    13.56%    13.27%    13.27%        9.09%

10-year                  7.43      6.79      6.77      6.77      6.61      6.61           --

5-year                  16.64     15.26     15.82     15.65     15.77     15.77           --

1-year                   3.87     -2.11      3.36     -1.26      3.10      2.18         4.12
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index is an index of the largest 1,000 U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

For the 12-month period ended March 31, 2008, the U.S. financial markets experienced a major downturn as turmoil from the deteriorating domestic housing sector and surging home foreclosures rapidly spread to the overall economy. Consumers pulled back their spending as home values declined or stagnated, employment growth languished and energy costs continued to soar. Gross domestic product (GDP) for the fourth quarter of 2007 slowed to 0.6 percent. The disintegration of the subprime mortgage market and subsequent credit crisis continued to plague the financial sector, leading to bankruptcies for a number of mortgage lenders and asset losses totaling billions of dollars for major commercial and investment banks. Bear Stearns, once the fifth largest investment bank in the U.S., teetered on bankruptcy until it was bought by JP Morgan Chase for a fraction of its share price.

In response to these difficult conditions, the Federal Open Market Committee (the "Fed") sought to add liquidity to the markets and help stimulate economic growth. Through a series of rate cuts, the Fed lowered the target federal funds rate to 2.25 percent and the discount rate to 2.5 percent as of the end of the period. In March, the Fed also created a series of innovative lending facilities in an attempt to add targeted liquidity to various segments of the financial system, as well as assisted in financing the JP Morgan Chase-Bear Stearns acquisition. Additionally, in January the federal government adopted an economic stimulus plan designed to bolster consumer spending.

The Fed's actions restored some measure of confidence to investors, although the stock market remained volatile through the end of the period. Investors continued to debate whether the economy was or was not in a recession.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Mid Cap Growth Fund outperformed the Russell Midcap(R) Growth Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-------------------------------------------------------------------
                                                  RUSSELL
                                                 MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

       3.87%     3.36%     3.10%     4.12%        -4.55%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Overall, the Fund's performance relative to the Russell Midcap(R) Growth Index was driven by a positive contribution from stock selection, which was modestly offset by the Fund's sector exposures (which derive solely from our bottom-up stock selection process and do not reflect active, top-down allocation decisions). Specific areas of added value for the Fund included stock selection and an underweight position in the technology sector. Within this sector, computer services software and systems holdings and semiconductors and components holdings performed well for the Fund, while an avoidance of the weaker performing computer technology stocks shielded the Fund from declining returns there. In the health care sector, the negative effect of a relative underweight in the sector was more than offset by good stock selection in medical and dental instruments stocks, as well as in medical systems stocks. In addition, the Fund's lack of exposure to health care management services companies turned out to be advantageous, as these stocks did not perform as well. Stock selection in the consumer discretionary sector was also additive, despite the slightly negative influence of a relative overweight in the sector. Areas of strength for the Fund within the sector included retail, education services, and a holding in consumer electronics.

However, other investments hurt relative performance. Stock selection in the materials and processing sector was the largest detractor for the period. Here, holdings in real estate companies were the main area of weakness, followed by an engineering and contracting services holding and our selection in building materials stocks. Stock selection in the multi-industry sector, which includes conglomerates, also hampered relative performance. Finally, within the utilities sector, a holding in a wireless telecommunications company dampened relative results.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund's portfolio, followed by financial services and technology. Relative to the Russell Midcap Growth Index, the Fund held an overweight in the consumer discretionary sector, while financial services and technology were both underweighted.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
Ultra Petroleum Corp.                                             6.3%
Wynn Resorts, Ltd.                                                4.3
Southwestern Energy Co.                                           4.0
Illumina, Inc.                                                    3.0
Abercrombie & Fitch Co., Class A                                  2.8
C.H. Robinson Worldwide, Inc.                                     2.7
Leucadia National Corp.                                           2.6
Martin Marietta Materials, Inc.                                   2.6
Aeroplan Income Fund                                              2.4
Li & Fung, Ltd.                                                   2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Oil & Gas Exploration & Production                               11.5%
Internet Software & Services                                      9.1
Life Sciences Tools & Services                                    5.2
Air Freight & Logistics                                           4.8
Hotels, Resorts & Cruise Lines                                    4.6
Advertising                                                       4.4
Casinos & Gaming                                                  4.4
Construction Materials                                            3.5
Diversified Commercial & Professional Services                    3.1
Broadcasting & Cable TV                                           3.1
Apparel Retail                                                    2.8
Apparel, Accessories & Luxury Goods                               2.6
Multi-Sector Holdings                                             2.6
Real Estate Management & Development                              2.5
Environmental & Facilities Services                               2.5
Homebuilding                                                      2.3
Distributors                                                      2.3
Restaurants                                                       2.2
Internet Retail                                                   2.1
Specialty Chemicals                                               2.0
Education Services                                                1.9
Asset Management & Custody Banks                                  1.8
Specialized Finance                                               1.7
Application Software                                              1.7
Gas Utilities                                                     1.7
Airport Services                                                  1.5
Health Care Equipment                                             1.4
Publishing                                                        1.4
Pharmaceuticals                                                   1.3
Data Processing & Outsourced Services                             1.2
Human Resource & Employment Services                              1.2
Wireless Telecommunication Services                               1.1
Property & Casualty Insurance                                     1.1
Home Furnishings                                                  0.9
Construction & Engineering                                        0.7
Airlines                                                          0.6
                                                                -----

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
(continued from previous page)
Total Long-Term Investments                                      98.8
Total Repurchase Agreements                                       1.2
                                                                -----
Total Investments                                               100.0
Foreign Currency                                                  0.0*
Other Assets in Excess of Liabilities                             0.0*
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64105. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07--3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  867.35           $5.70
  Hypothetical...............................     1,000.00         1,018.90            6.16
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           866.29            7.00
  Hypothetical...............................     1,000.00         1,017.50            7.57
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           864.41            9.18
  Hypothetical...............................     1,000.00         1,015.15            9.92
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           868.46            4.58
  Hypothetical...............................     1,000.00         1,020.10            4.95
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.22%, 1.50%, 1.97% and 0.98% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  98.8%
ADVERTISING  4.4%
Aeroplan Income Fund (Canada).............................       2,078,650   $   36,957,828
Focus Media Holding, Ltd.--ADR (Cayman Islands)(a)........         350,790       12,330,269
Lamar Advertising Co., Class A (a)........................         467,266       16,788,867
                                                                             --------------
                                                                                 66,076,964
                                                                             --------------
AIR FREIGHT & LOGISTICS  4.8%
C.H. Robinson Worldwide, Inc. ............................         752,961       40,961,078
Expeditors International of Washington, Inc. .............         696,088       31,449,256
                                                                             --------------
                                                                                 72,410,334
                                                                             --------------
AIRLINES  0.6%
UAL Corp. ................................................         404,600        8,711,038
                                                                             --------------

AIRPORT SERVICES  1.5%
Grupo Aeroportuario del Pacifico, SA de CV--ADR
  (Mexico)................................................         498,542       22,434,390
                                                                             --------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.6%
Coach, Inc. (a)...........................................         817,742       24,654,921
Lululemon Athletica, Inc. (a).............................         535,466       15,223,299
                                                                             --------------
                                                                                 39,878,220
                                                                             --------------
APPAREL RETAIL  2.8%
Abercrombie & Fitch Co., Class A..........................         575,255       42,074,151
                                                                             --------------

APPLICATION SOFTWARE  1.7%
Salesforce.com, Inc. (a)..................................         435,334       25,192,779
                                                                             --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.8%
Calamos Asset Management, Inc., Class A...................         810,743       13,198,896
GLG Partners, Inc. .......................................       1,187,887       14,100,219
                                                                             --------------
                                                                                 27,299,115
                                                                             --------------
BROADCASTING & CABLE TV  3.1%
Discovery Holding Co., Class A (a)........................       1,022,143       21,689,874
Grupo Televisa, SA--ADR (Mexico)..........................       1,008,232       24,439,544
                                                                             --------------
                                                                                 46,129,418
                                                                             --------------
CASINOS & GAMING  4.4%
Wynn Resorts, Ltd. .......................................         652,654       65,683,099
                                                                             --------------

CONSTRUCTION & ENGINEERING  0.7%
Aecom Technology Corp. (a)................................         430,454       11,196,109
                                                                             --------------

CONSTRUCTION MATERIALS  3.5%
Martin Marietta Materials, Inc. ..........................         363,548       38,597,891
Texas Industries, Inc. ...................................         229,000       13,765,190
                                                                             --------------
                                                                                 52,363,081
                                                                             --------------
DATA PROCESSING & OUTSOURCED SERVICES  1.2%
Iron Mountain, Inc. (a)...................................         710,188       18,777,371
                                                                             --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
DISTRIBUTORS  2.3%
Li & Fung, Ltd. (Bermuda).................................       9,388,000   $   34,943,868
                                                                             --------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.1%
Corporate Executive Board Co. ............................         532,746       21,565,558
IHS, Inc., Class A (a)....................................         389,270       25,033,954
                                                                             --------------
                                                                                 46,599,512
                                                                             --------------
EDUCATION SERVICES  1.9%
Apollo Group, Inc., Class A (a)...........................         317,207       13,703,343
New Oriental Education & Technology Group, Inc.--ADR
  (Cayman Islands) (a)....................................         229,892       14,910,795
                                                                             --------------
                                                                                 28,614,138
                                                                             --------------
ENVIRONMENTAL & FACILITIES SERVICES  2.5%
Covanta Holding Corp. (a).................................         588,831       16,192,853
Stericycle, Inc. (a)......................................         412,021       21,219,081
                                                                             --------------
                                                                                 37,411,934
                                                                             --------------
GAS UTILITIES  1.7%
Questar Corp. ............................................         442,283       25,015,526
                                                                             --------------

HEALTH CARE EQUIPMENT  1.4%
Gen-Probe, Inc. (a).......................................         442,770       21,341,514
                                                                             --------------

HOME FURNISHINGS  0.9%
Mohawk Industries, Inc. (a)...............................         192,110       13,756,997
                                                                             --------------

HOMEBUILDING  2.3%
Gafisa, SA--ADR (Brazil)..................................         610,805       20,376,455
NVR, Inc. (a).............................................          24,705       14,761,237
                                                                             --------------
                                                                                 35,137,692
                                                                             --------------
HOTELS, RESORTS & CRUISE LINES  4.6%
Choice Hotels International, Inc. ........................         436,642       14,893,859
Ctrip.com International, Ltd.--ADR (Cayman Islands).......         607,446       32,206,787
Marriott International, Inc., Class A.....................         662,482       22,762,881
                                                                             --------------
                                                                                 69,863,527
                                                                             --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  1.2%
Monster Worldwide, Inc. (a)...............................         731,411       17,707,460
                                                                             --------------

INTERNET RETAIL  2.1%
Priceline.com, Inc. (a)...................................         263,715       31,872,595
                                                                             --------------

INTERNET SOFTWARE & SERVICES  9.1%
Akamai Technologies, Inc. (a).............................         491,830       13,849,933
Alibaba.com, Ltd. (Cayman Islands) (a)....................       8,898,500       18,932,016
Baidu.com, Inc.--ADR (Cayman Islands) (a).................         144,626       34,656,728
Equinix, Inc. (a).........................................         225,541       14,996,221

See Notes to Financial Statements                                             11

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
NHN Corp. (Republic of Korea (South Korea)) (a)...........         107,298   $   25,097,577
Tencent Holdings, Ltd. (Cayman Islands)...................       5,382,400       30,570,555
                                                                             --------------
                                                                                138,103,030
                                                                             --------------
LIFE SCIENCES TOOLS & SERVICES  5.2%
Illumina, Inc. (a)........................................         605,292       45,941,663
Techne Corp. (a)..........................................         486,795       32,790,511
                                                                             --------------
                                                                                 78,732,174
                                                                             --------------
MULTI-SECTOR HOLDINGS  2.6%
Leucadia National Corp. ..................................         868,999       39,296,135
                                                                             --------------

OIL & GAS EXPLORATION & PRODUCTION  11.5%
Range Resources Corp. ....................................         285,806       18,134,390
Southwestern Energy Co. (a)...............................       1,795,320       60,484,331
Ultra Petroleum Corp. (Canada) (a)........................       1,226,716       95,070,490
                                                                             --------------
                                                                                173,689,211
                                                                             --------------
PHARMACEUTICALS  1.3%
Allergan, Inc. ...........................................         353,419       19,929,297
                                                                             --------------

PROPERTY & CASUALTY INSURANCE  1.1%
Alleghany Corp. (a).......................................          49,762       16,993,627
                                                                             --------------

PUBLISHING  1.4%
Morningstar, Inc. (a).....................................         340,141       20,867,650
                                                                             --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  2.5%
Brookfield Asset Management, Inc., Class A (Canada).......         629,223       16,882,053
Forest City Enterprises, Inc., Class A....................         568,866       20,934,269
                                                                             --------------
                                                                                 37,816,322
                                                                             --------------
RESTAURANTS  2.2%
Starbucks Corp. (a).......................................       1,927,988       33,739,790
                                                                             --------------

SPECIALIZED FINANCE  1.7%
IntercontinentalExchange, Inc. (a)........................         199,992       26,098,956
                                                                             --------------

SPECIALTY CHEMICALS  2.0%
Nalco Holding Co. ........................................       1,396,661       29,539,380
                                                                             --------------

WIRELESS TELECOMMUNICATION SERVICES  1.1%
NII Holdings, Inc., Class B (a)...........................         538,421       17,111,019
                                                                             --------------

TOTAL LONG-TERM INVESTMENTS  98.8%
  (Cost $1,409,112,137)...................................................    1,492,407,423
                                                                             --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                      VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.2%
Banc of America Securities ($6,352,843 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.40%,
  dated 03/31/08, to be sold on 04/01/08 at $6,353,267)...................   $    6,352,843
Citigroup Global Markets, Inc. ($6,352,844 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.10%,
  dated 03/31/08, to be sold on 04/01/08 at $6,353,214)...................        6,352,844
JPMorgan Chase & Co. ($1,905,853 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $1,905,972).........................        1,905,853
State Street Bank & Trust Co. ($3,925,460 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.80%,
  dated 03/31/08, to be sold on 04/01/08 at $3,925,656)...................        3,925,460
                                                                             --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $18,537,000)......................................................       18,537,000
                                                                             --------------

TOTAL INVESTMENTS  100.0%
  (Cost $1,427,649,137)...................................................    1,510,944,423
FOREIGN CURRENCY  0.0%
  (Cost $265).............................................................              256
OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%...............................          635,467
                                                                             --------------

NET ASSETS  100.0%........................................................   $1,511,580,146
                                                                             ==============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $109,544,016 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $1,427,649,137).....................  $1,510,944,423
Foreign Currency (Cost $265)................................             256
Cash........................................................             314
Receivables:
  Fund Shares Sold..........................................       3,700,868
  Investments Sold..........................................       1,501,751
  Dividends.................................................         337,123
  Interest..................................................           1,109
Other.......................................................         169,219
                                                              --------------
    Total Assets............................................   1,516,655,063
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       2,399,460
  Investment Advisory Fee...................................         891,028
  Investments Purchased.....................................         512,319
  Distributor and Affiliates................................         297,518
Trustees' Deferred Compensation and Retirement Plans........         254,444
Accrued Expenses............................................         720,148
                                                              --------------
    Total Liabilities.......................................       5,074,917
                                                              --------------
NET ASSETS..................................................  $1,511,580,146
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,466,973,279
Net Unrealized Appreciation.................................      83,293,980
Accumulated Net Investment Loss.............................      (3,948,273)
Accumulated Net Realized Loss...............................     (34,738,840)
                                                              --------------
NET ASSETS..................................................  $1,511,580,146
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,154,865,405 and 46,060,907 shares of
    beneficial interest issued and outstanding).............  $        25.07
    Maximum sales charge (5.75%* of offering price).........            1.53
                                                              --------------
    Maximum offering price to public........................  $        26.60
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $164,016,318 and 7,375,531 shares of
    beneficial interest issued and outstanding).............  $        22.24
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $103,250,336 and 4,653,411 shares of
    beneficial interest issued and outstanding).............  $        22.19
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $89,448,087 and 3,541,001 shares of
    beneficial interest issued and outstanding).............  $        25.26
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $365,692)....  $ 15,960,168
Interest....................................................     1,158,403
                                                              ------------
    Total Income............................................    17,118,571
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    10,712,071
Distribution (12b-1) and Service Fees
  Class A...................................................     2,977,412
  Class B...................................................     1,425,537
  Class C...................................................     1,065,444
Transfer Agent Fees.........................................     3,069,473
Reports to Shareholders.....................................       324,286
Accounting and Administrative Expenses......................       221,780
Professional Fees...........................................       125,612
Custody.....................................................       111,729
Registration Fees...........................................        94,910
Trustees' Fees and Related Expenses.........................        43,154
Other.......................................................        47,457
                                                              ------------
    Total Expenses..........................................    20,218,865
    Less Credits Earned on Cash Balances....................        39,900
                                                              ------------
    Net Expenses............................................    20,178,965
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (3,060,394)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $132,699,923
  Foreign Currency Transactions.............................       422,994
                                                              ------------
Net Realized Gain...........................................   133,122,917
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   182,633,356
                                                              ------------
  End of the Period:
    Investments.............................................    83,295,286
    Foreign Currency Translation............................        (1,306)
                                                              ------------
                                                                83,293,980
                                                              ------------
Net Unrealized Depreciation During the Period...............   (99,339,376)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 33,783,541
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 30,723,147
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED
                                                          MARCH 31, 2008    MARCH 31, 2007
                                                          --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................  $   (3,060,394)   $   (4,854,061)
Net Realized Gain.......................................     133,122,917        88,792,263
Net Unrealized Depreciation During the Period...........     (99,339,376)      (43,304,540)
                                                          --------------    --------------
Change in Net Assets from Operations....................      30,723,147        40,633,662
                                                          --------------    --------------

Distributions from Net Realized Gain:
  Class A Shares........................................    (123,140,523)      (48,337,012)
  Class B Shares........................................     (21,350,283)       (9,798,893)
  Class C Shares........................................     (12,600,645)       (4,830,616)
  Class I Shares........................................      (9,162,618)         (253,824)
                                                          --------------    --------------
Total Distributions.....................................    (166,254,069)      (63,220,345)
                                                          --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....    (135,530,922)      (22,586,683)
                                                          --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     656,557,530       530,572,479
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................     156,526,178        59,621,298
Cost of Shares Repurchased..............................    (467,813,665)     (308,976,896)
                                                          --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     345,270,043       281,216,881
                                                          --------------    --------------
TOTAL INCREASE IN NET ASSETS............................     209,739,121       258,630,198
NET ASSETS:
Beginning of the Period.................................   1,301,841,025     1,043,210,827
                                                          --------------    --------------
End of the Period (Including accumulated net investment
  loss $3,948,273 and $3,927,912, respectively).........  $1,511,580,146    $1,301,841,025
                                                          ==============    ==============

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS A SHARES                              -------------------------------------------------
                                              2008        2007       2006      2005     2004
                                            -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $  26.68    $  27.26    $21.37    $19.07   $13.89
                                            --------    --------    ------    ------   ------
  Net Investment Loss (a).................      (.03)       (.06)     (.11)     (.19)    (.18)
  Net Realized and Unrealized Gain........      1.48         .85      6.72      2.49     5.36
                                            --------    --------    ------    ------   ------
Total from Investment Operations..........      1.45         .79      6.61      2.30     5.18
Less Distributions from Net Realized
  Gain....................................      3.06        1.37       .72       -0-      -0-
                                            --------    --------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD........  $  25.07    $  26.68    $27.26    $21.37   $19.07
                                            ========    ========    ======    ======   ======

Total Return* (b).........................     3.87%       2.99%    31.18%    12.06%   37.29%
Net Assets at End of the Period (In
  millions)...............................  $1,154.9    $1,025.4    $784.6    $429.2   $260.2
Ratio of Expenses to Average Net
  Assets*.................................     1.21%       1.26%     1.32%     1.40%    1.48%
Ratio of Net Investment Loss to Average
  Net Assets*.............................     (.09%)      (.25%)    (.44%)    (.93%)  (1.05%)
Portfolio Turnover........................       60%         61%       86%       96%     268%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................       N/A         N/A     1.32%     1.41%      N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................       N/A         N/A     (.44%)    (.94%)     N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS B SHARES                                ------------------------------------------------
                                               2008        2007      2006      2005      2004
                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $24.07      $24.92    $19.73    $ 17.74   $13.02
                                              ------      ------    ------    -------   ------
  Net Investment Loss (a)...................    (.16)       (.24)     (.27)      (.31)    (.29)
  Net Realized and Unrealized Gain..........    1.39         .76      6.18       2.30     5.01
                                              ------      ------    ------    -------   ------
Total from Investment Operations............    1.23         .52      5.91       1.99     4.72
Less Distributions from Net Realized Gain...    3.06        1.37       .72        -0-      -0-
                                              ------      ------    ------    -------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $22.24      $24.07    $24.92    $ 19.73   $17.74
                                              ======      ======    ======    =======   ======

Total Return* (b)...........................   3.36%(c)    2.18%    30.22%     11.22%   36.25%
Net Assets at End of the Period (In
  millions).................................  $164.0      $175.0    $178.8    $ 137.3   $107.7
Ratio of Expenses to Average Net Assets*....   1.73%(c)    2.02%     2.08%      2.15%    2.24%
Ratio of Net Investment Loss to Average Net
  Assets*...................................   (.60%)(c)  (1.02%)   (1.24%)    (1.68%)  (1.81%)
Portfolio Turnover..........................     60%         61%       86%        96%     268%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................     N/A         N/A     2.08%      2.16%      N/A
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A         N/A    (1.24%)    (1.69%)     N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS C SHARES                                 ---------------------------------------------
                                                2008      2007      2006      2005     2004
                                               ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $24.08    $24.92    $19.73    $17.74   $13.02
                                               ------    ------    ------    ------   ------
  Net Investment Loss (a)....................    (.22)     (.24)     (.27)     (.31)    (.29)
  Net Realized and Unrealized Gain...........    1.39       .77      6.18      2.30     5.01
                                               ------    ------    ------    ------   ------
Total from Investment Operations.............    1.17       .53      5.91      1.99     4.72
Less Distributions from Net Realized Gain....    3.06      1.37       .72       -0-      -0-
                                               ------    ------    ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD...........  $22.19    $24.08    $24.92    $19.73   $17.74
                                               ======    ======    ======    ======   ======

Total Return* (b)............................   3.10%     2.22%    30.22%    11.22%   36.25%
Net Assets at End of the Period (In
  millions)..................................  $103.3    $ 91.2    $ 77.0    $ 44.9   $ 28.2
Ratio of Expenses to Average Net Assets*.....   1.97%     2.02%     2.08%     2.15%    2.24%
Ratio of Net Investment Loss to Average Net
  Assets*....................................   (.84%)   (1.01%)   (1.21%)   (1.68%)  (1.81%)
Portfolio Turnover...........................     60%       61%       86%       96%     268%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...     N/A       N/A     2.08%     2.16%      N/A
   Ratio of Net Investment Loss to Average
     Net Assets..............................     N/A       N/A    (1.21%)   (1.69%)     N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              AUGUST 12, 2005
                                                      YEAR ENDED MARCH 31,    (COMMENCEMENT OF
CLASS I SHARES                                        ---------------------    OPERATIONS) TO
                                                       2008          2007      MARCH 31, 2006
                                                      ----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $26.80        $27.30        $  24.01
                                                      ------        ------        --------
  Net Investment Income/Loss (a)....................     .04           .01            (.08)
  Net Realized and Unrealized Gain..................    1.48           .86            4.09
                                                      ------        ------        --------
Total from Investment Operations....................    1.52           .87            4.01
Less Distributions from Net Realized Gain...........    3.06          1.37             .72
                                                      ------        ------        --------
NET ASSET VALUE, END OF THE PERIOD..................  $25.26        $26.80        $  27.30
                                                      ======        ======        ========

Total Return (b)....................................   4.12%         3.28%         16.93%*
Net Assets at End of the Period (In millions).......  $ 89.4        $ 10.2        $    2.9
Ratio of Expenses to Average Net Assets.............    .98%         1.02%           1.07%
Ratio of Net Investment Income/Loss to Average Net
  Assets............................................    .14%          .05%           (.48%)
Portfolio Turnover..................................     60%           61%             86%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2008, there have been no sales of Class R Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $3,780,366. At March 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $46,308,513 which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
$26,774,155.................................................    March 31, 2010
 19,534,358.................................................    March 31, 2011

    All capital loss above will be limited by Internal Revenue Code Section 382 due to a merger with another regulated investment company.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,433,943,987
                                                                ==============
Gross tax unrealized appreciation...........................    $  251,355,563
Gross tax unrealized depreciation...........................      (174,355,127)
                                                                --------------
Net tax unrealized appreciation on investments..............    $   77,000,436
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2008 and 2007 was as follows:

                                                                  2008           2007
Distributions paid from:
  Ordinary income...........................................  $ 46,706,759    $       -0-
  Long-term capital gain....................................   119,547,310     63,220,345
                                                              ------------    -----------
                                                              $166,254,069    $63,220,345
                                                              ============    ===========

    Permanent differences, primarily due to net operating losses and distribution reclassification, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

              ACCUMULATED                 ACCUMULATED
          NET INVESTMENT LOSS          NET REALIZED LOSS            CAPITAL
              $3,040,033                  $(3,040,033)            $       -0-

    As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $       -0-
Undistributed long-term capital gain........................     14,150,148

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $39,900 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates.

    Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $27,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $161,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $1,083,400 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $139,163 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $87,547.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $682,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $183,300. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                             FOR THE                         FOR THE
                                            YEAR ENDED                      YEAR ENDED
                                          MARCH 31, 2008                  MARCH 31, 2007
                                   ----------------------------    ----------------------------
                                     SHARES           VALUE          SHARES           VALUE
Sales:
  Class A........................   16,111,649    $ 467,393,007     17,160,950    $ 448,328,354
  Class B........................    1,293,000       33,500,032      1,784,833       42,566,110
  Class C........................    1,374,147       35,626,066      1,312,947       31,309,612
  Class I........................    3,866,586      120,038,425        314,098        8,368,403
                                   -----------    -------------    -----------    -------------
Total Sales......................   22,645,382    $ 656,557,530     20,572,828    $ 530,572,479
                                   ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A........................    4,084,742    $ 118,615,879      1,767,441    $  46,377,554
  Class B........................      793,670       20,460,293        390,505        9,262,591
  Class C........................      411,000       10,591,872        162,468        3,855,288
  Class I........................      234,546        6,858,134          4,780          125,865
                                   -----------    -------------    -----------    -------------
Total Dividend Reinvestment......    5,523,958    $ 156,526,178      2,325,194    $  59,621,298
                                   ===========    =============    ===========    =============
Repurchases:
  Class A........................  (12,563,894)   $(368,158,233)    (9,278,030)   $(240,492,502)
  Class B........................   (1,981,898)     (50,345,929)    (2,080,782)     (49,134,035)
  Class C........................     (918,663)     (23,125,261)      (776,980)     (18,288,175)
  Class I........................     (942,252)     (26,184,242)       (41,282)      (1,062,184)
                                   -----------    -------------    -----------    -------------
Total Repurchases................  (16,406,707)   $(467,813,665)   (12,177,074)   $(308,976,896)
                                   ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $7,300, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,094,879,974 and $899,032,171, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $98,600 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

9. FUND MERGER

On September 19, 2007, the Trustees of Van Kampen Aggressive Growth Fund ("Target Fund") announced its intention to merge the Target Fund into the Van Kampen Mid Cap Growth Fund ("Acquiring Fund"). The Trustees of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Fund.

VAN KAMPEN MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Mid Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Mid Cap Growth Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Mid Cap Growth Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders, 51% of the distributions qualify for the dividends received deduction. The Fund designated and paid $119,547,310 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $46,706,759 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 1995  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 1999  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 1995  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             86, 186, 286, 602
                                                                    GFANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                            IU08-2716P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Growth Index from 11/30/00 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN SMALL CAP GROWTH
                                                                            FUND                    RUSSELL 2000 GROWTH INDEX
                                                                ---------------------------         -------------------------
11/00                                                                       9426                               10000
                                                                           10151                               10612
3/01                                                                        6961                                8998
                                                                            7413                               10616
                                                                            5400                                7635
                                                                            6199                                9633
3/02                                                                        5945                                9444
                                                                            5249                                7962
                                                                            4544                                6248
                                                                            4534                                6718
3/03                                                                        4450                                6457
                                                                            5287                                8016
                                                                            5748                                8855
                                                                            6303                                9979
3/04                                                                        6698                               10536
                                                                            6990                               10545
                                                                            6736                                9911
                                                                            7676                               11406
3/05                                                                        7507                               10628
                                                                            7761                               10997
                                                                            8514                               11692
                                                                            8664                               11880
3/06                                                                       10151                               13586
                                                                            9389                               12601
                                                                            9219                               12380
                                                                            9774                               13465
3/07                                                                       10066                               13799
                                                                           10969                               14721
                                                                           11675                               14724
                                                                           11845                               14414
3/08                                                                       10145                               12565

                               A SHARES                B SHARES                C SHARES            I SHARES
                            since 11/27/00          since 11/27/00          since 11/27/00       since 2/2/06
-------------------------------------------------------------------------------------------------------------
AVERAGE                                W/MAX                   W/MAX                   W/MAX
ANNUAL                                 5.75%                   5.00%                   1.00%
TOTAL                    W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES      W/O SALES
RETURNS                   CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES      CHARGES

Since Inception            1.03%        0.22%      0.30%        0.30%      0.29%        0.29%       3.79%

5-year                    17.92        16.53      17.07        16.90      17.04        17.04          --

1-year                     0.79        -4.98       0.03        -4.66       0.03        -0.91        0.88
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized.

The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index includes the 2,000 smallest companies in the Russell 3000(R) Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Deteriorating market conditions led to declining performance for the stock market in the 12 months ended March 31, 2008. In fact, within the Fund's universe of growth stocks (as represented by the Russell 2000(R) Growth Index), seven of the Index's 10 sectors had negative returns for the period. Inflation pressures and weakening economic growth contributed to a pessimistic outlook for the economy. Subprime lending worries mounted throughout the period and the emergency "fire sale" of Bear Stearns to JPMorgan seemed to have marked a turning point in investor confidence. Although a weakening housing market was to blame for some of the subprime issues, lax lending standards also contributed to the crisis. The credit crunch began to hit consumers as well, as lenders reduced credit and home equity (a source of collateral for consumer borrowing) shrank. Ultimately, the increasing levels of risk in the mortgage market spilled over into the broader market. As credit spreads widened, merger and acquisition activity began to slow and later in the period, credit markets nearly ground to a halt with even credit-worthy companies having difficulty finding funding.

The weakening US economy negatively impacted the US dollar, which, in turn, resulted in high commodity prices as oil rose sharply throughout the year. Although the Federal Reserve took unprecedented measures to bolster liquidity and keep order in the financial markets, stock markets remained volatile through the end of the period, as a recession seemed increasingly likely.

Although growth generally outperformed value for most of the year, this trend reversed after the U.S. rate cut of January 22, 2008. Early in the reporting period, valuations were relatively homogenous across stocks and investors bought growth stocks, but as the economic woes hit financial and retail stocks, valuation spreads began to widen and investors shifted back into value names.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Small Cap Growth Fund outperformed the Russell 2000(R) Growth Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-----------------------------------------------------------------
                                                 RUSSELL
                                                 2000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   GROWTH INDEX

       0.79%     0.03%     0.03%     0.88%       -8.94%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the 12-month reporting period, all 10 sectors of the Fund contributed positively to relative returns. The two most significant contributors to performance were the consumer discretionary and industrials sectors. The Fund remained modestly underweight in the struggling consumer discretionary sector because of concerns about a slowing economy. This positioning boosted relative returns, as did security selection within the sector, particularly in casinos & gambling and education services companies. In the industrials sector, investment in engineering and construction companies proved successful due to the rapid industrialization of emerging economies. Consulting and professional services firms, as well as shipping companies, also performed strongly, and the Fund's lack of exposure to homebuilder and building materials suppliers also helped relative performance. And although it was one of the worst-performing sectors of the market for the period, technology was a contributor to relative performance because of superior security selection, most notably in the systems software space.

Since all the Fund's sectors contributed positively to relative returns in the past 12 months, there were few detractors on a sector basis to relative performance. An underweight position in the energy sector modestly dampened returns, as the sector was the best performer of the Index, but strong security selection in the sector, mainly in services & equipment and exploration & drilling companies added value. Some investments in the services and technology industries of the health care sector were slight detractors to the Fund's performance but overall positions in the sector contributed to positive relative return.

For the period, technology represented the largest sector weight and overweight in the portfolio, followed by health care. Industrials was the largest underweight versus the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
Watson Wyatt Worldwide, Inc.                                      1.5%
Central European Distribution Corp.                               1.5
FTI Consulting, Inc.                                              1.5
ICON PLC--ADR                                                     1.5
Pediatrix Medical Group, Inc.                                     1.2
Wright Express Corp.                                              1.2
FLIR Systems, Inc.                                                1.1
Petroleum Development Corp.                                       1.1
eResearchTechnology, Inc.                                         1.1
Wolverine World Wide, Inc.                                        1.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Application Software                                              6.0%
Life Sciences Tools & Services                                    5.7
Oil & Gas Exploration & Production                                4.6
Health Care Equipment                                             4.4
Internet Software & Services                                      4.0
Biotechnology                                                     3.9
Diversified Commercial & Professional Services                    3.2
Data Processing & Outsourced Services                             3.1
Industrial Machinery                                              3.1
Electronic Equipment Manufacturers                                2.8
Aerospace & Defense                                               2.6
Footwear                                                          2.6
Systems Software                                                  2.5
Investment Banking & Brokerage                                    2.3
Health Care Services                                              2.3
IT Consulting & Other Services                                    2.2
Electrical Components & Equipment                                 2.0
Apparel, Accessories & Luxury Goods                               1.6
Apparel Retail                                                    1.6
Oil & Gas Equipment & Services                                    1.5
Human Resource & Employment Services                              1.5
Distillers & Vintners                                             1.5
Restaurants                                                       1.5
Gas Utilities                                                     1.4
Casinos & Gaming                                                  1.4
Oil & Gas Drilling                                                1.3
Property & Casualty Insurance                                     1.2
Environmental & Facilities Services                               1.2
Personal Products                                                 1.2
Industrial Conglomerates                                          1.0
Wireless Telecommunication Services                               1.0
Home Entertainment Software                                       1.0
Housewares & Specialties                                          1.0
Marine                                                            1.0
Publishing                                                        1.0
Movies & Entertainment                                            0.9
Internet Retail                                                   0.9
Air Freight & Logistics                                           0.8
Computer & Electronics Retail                                     0.8
Packaged Foods & Meats                                            0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
                                       (continued from previous page)
Education Services                                                0.8%
Household Appliances                                              0.8
Specialty Chemicals                                               0.8
Metal & Glass Containers                                          0.8
Computer Storage & Peripherals                                    0.8
Agricultural Products                                             0.7
Communications Equipment                                          0.7
Fertilizers & Agricultural Chemicals                              0.7
Precious Metals & Minerals                                        0.7
Semiconductor Equipment                                           0.7
Technology Distributors                                           0.7
Consumer Finance                                                  0.7
Specialized Finance                                               0.6
Broadcasting & Cable TV                                           0.5
Pharmaceuticals                                                   0.5
Health Care Technology                                            0.4
Commodity Chemicals                                               0.4
                                                                -----
Total Long-Term Investments                                      95.7
Total Repurchase Agreements                                       6.5
                                                                -----
Total Investments                                               102.2
Liabilities in Excess of Other Assets                            (2.2)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  869.02           $6.45
  Hypothetical...............................     1,000.00         1,018.10            6.96
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           865.64            9.98
  Hypothetical...............................     1,000.00         1,014.30           10.78
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           865.52            9.98
  Hypothetical...............................     1,000.00         1,014.30           10.78
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           868.84            5.33
  Hypothetical...............................     1,000.00         1,019.30            5.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.14%, 2.14% and 1.14% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  95.7%
AEROSPACE & DEFENSE  2.6%
Elbit Systems Ltd. (Israel).................................    31,000    $  1,718,950
Hexcel Corp. (a)............................................   225,000       4,299,750
Orbital Sciences Corp. (a)..................................   150,000       3,615,000
Teledyne Technologies, Inc. (a).............................    67,000       3,149,000
                                                                          ------------
                                                                            12,782,700
                                                                          ------------
AGRICULTURAL PRODUCTS  0.7%
Darling International, Inc. (a).............................   275,000       3,561,250
                                                                          ------------

AIR FREIGHT & LOGISTICS  0.8%
Forward Air Corp. ..........................................   115,000       4,075,600
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.6%
Fossil, Inc. (a)............................................   141,000       4,306,140
Quiksilver, Inc. (a)........................................   360,000       3,531,600
                                                                          ------------
                                                                             7,837,740
                                                                          ------------
APPAREL RETAIL  1.6%
Aeropostale, Inc. (a).......................................   130,000       3,524,300
Gymboree Corp. (a)..........................................   103,000       4,107,640
                                                                          ------------
                                                                             7,631,940
                                                                          ------------
APPLICATION SOFTWARE  6.0%
ANSYS, Inc. (a).............................................    95,000       3,279,400
Blackbaud, Inc. ............................................   135,000       3,277,800
Epicor Software Corp. (a)...................................   310,000       3,472,000
Informatica Corp. (a).......................................   263,000       4,486,780
Net 1 UEPS Technologies, Inc. (a)...........................   200,000       4,510,000
Parametric Technology Corp. (a).............................   227,000       3,627,460
SPSS, Inc. (a)..............................................    95,000       3,684,100
Synchronoss Technologies, Inc. (a)..........................   138,000       2,764,140
                                                                          ------------
                                                                            29,101,680
                                                                          ------------
BIOTECHNOLOGY  3.9%
Applera Corp.--Celera Group (a).............................   215,000       3,160,500
BioMarin Pharmaceuticals, Inc. (a)..........................    65,000       2,299,050
LifeCell Corp. (a)..........................................   115,000       4,833,450
Myriad Genetics, Inc. (a)...................................    50,000       2,014,500
Savient Pharmaceuticals, Inc. (a)...........................   130,000       2,600,000
United Therapeutics Corp. (a)...............................    43,000       3,728,100
                                                                          ------------
                                                                            18,635,600
                                                                          ------------
BROADCASTING & CABLE TV  0.5%
Tivo, Inc. (a)..............................................   290,000       2,540,400
                                                                          ------------

CASINOS & GAMING  1.4%
Bally Technologies, Inc. (a)................................    98,000       3,365,320
WMS Industries, Inc. (a)....................................    91,000       3,273,270
                                                                          ------------
                                                                             6,638,590
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMODITY CHEMICALS  0.4%
Methanex Corp. (Canada).....................................    78,100    $  2,043,877
                                                                          ------------

COMMUNICATIONS EQUIPMENT  0.7%
Comtech Telecommunications Corp. (a)........................    90,000       3,510,000
                                                                          ------------

COMPUTER & ELECTRONICS RETAIL  0.8%
GameStop Corp., Class A (a).................................    77,000       3,981,670
                                                                          ------------

COMPUTER STORAGE & PERIPHERALS  0.8%
Intermec, Inc. (a)..........................................   165,000       3,661,350
                                                                          ------------

CONSUMER FINANCE  0.7%
EZCORP, Inc., Class A (a)...................................   255,000       3,139,050
                                                                          ------------

DATA PROCESSING & OUTSOURCED SERVICES  3.1%
Broadridge Financial Solutions, Inc. .......................   195,000       3,432,000
CyberSource Corp. (a).......................................   160,000       2,337,600
NeuStar, Inc., Class A (a)..................................   140,000       3,707,200
Wright Express Corp. (a)....................................   185,000       5,685,050
                                                                          ------------
                                                                            15,161,850
                                                                          ------------
DISTILLERS & VINTNERS  1.5%
Central European Distribution Corp. (a).....................   125,000       7,273,750
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.2%
Advisory Board Co. (a)......................................    67,000       3,680,980
FTI Consulting, Inc. (a)....................................   102,000       7,246,080
IHS, Inc., Class A (a)......................................    71,000       4,566,010
                                                                          ------------
                                                                            15,493,070
                                                                          ------------
EDUCATION SERVICES  0.8%
Capella Education Co. (a)...................................    70,000       3,822,000
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
GrafTech International Ltd. (a).............................   165,000       2,674,650
JA Solar Holdings Co., Ltd.--ADR (Cayman Islands) (a).......   215,000       3,999,000
Woodward Governor Co. ......................................   108,000       2,885,760
                                                                          ------------
                                                                             9,559,410
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.8%
FLIR Systems, Inc. (a)......................................   180,000       5,416,200
Itron, Inc. (a).............................................    55,000       4,962,650
Mettler-Toledo International, Inc. (a)......................    35,000       3,399,200
                                                                          ------------
                                                                            13,778,050
                                                                          ------------
ENVIRONMENTAL & FACILITIES SERVICES  1.2%
Clean Harbors, Inc. (a).....................................    55,000       3,575,000
Standard Parking Corp. (a)..................................   110,000       2,305,600
                                                                          ------------
                                                                             5,880,600
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
Terra Industries, Inc. (a)..................................    97,000    $  3,446,410
                                                                          ------------

FOOTWEAR  2.6%
Deckers Outdoor Corp. (a)...................................    34,000       3,665,880
Skechers U.S.A., Inc., Class A (a)..........................   175,000       3,536,750
Wolverine World Wide, Inc. .................................   180,000       5,221,800
                                                                          ------------
                                                                            12,424,430
                                                                          ------------
GAS UTILITIES  1.4%
Energen Corp. ..............................................    60,000       3,738,000
UGI Corp. ..................................................   130,000       3,239,600
                                                                          ------------
                                                                             6,977,600
                                                                          ------------
HEALTH CARE EQUIPMENT  4.4%
Gen-Probe, Inc. (a).........................................   101,000       4,868,200
Hologic, Inc. (a)...........................................    62,500       3,475,000
IDEXX Laboratories, Inc. (a)................................    73,000       3,595,980
Quidel Corp. (a)............................................   122,000       1,959,320
SonoSite, Inc. (a)..........................................   135,000       3,838,050
Wright Medical Group, Inc. (a)..............................   153,000       3,693,420
                                                                          ------------
                                                                            21,429,970
                                                                          ------------
HEALTH CARE SERVICES  2.3%
HealthExtras, Inc. (a)......................................   200,000       4,968,000
Pediatrix Medical Group, Inc. (a)...........................    88,000       5,931,200
                                                                          ------------
                                                                            10,899,200
                                                                          ------------
HEALTH CARE TECHNOLOGY  0.4%
Phase Forward, Inc. (a).....................................   123,000       2,100,840
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  1.0%
Shanda Interactive Entertainment Ltd.--ADR (Cayman Islands)
  (a).......................................................   168,000       4,888,800
                                                                          ------------

HOUSEHOLD APPLIANCES  0.8%
Snap-On, Inc. ..............................................    75,000       3,813,750
                                                                          ------------

HOUSEWARES & SPECIALTIES  1.0%
Tupperware Brands Corp. ....................................   125,000       4,835,000
                                                                          ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.5%
Watson Wyatt Worldwide, Inc., Class A.......................   130,000       7,377,500
                                                                          ------------

INDUSTRIAL CONGLOMERATES  1.0%
Walter Industries, Inc. ....................................    80,000       5,010,400
                                                                          ------------

INDUSTRIAL MACHINERY  3.1%
Columbus McKinnon Corp. (a).................................   137,000       4,244,260
Gardner Denver, Inc. (a)....................................    92,500       3,431,750

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY (CONTINUED)
Middleby Corp. (a)..........................................    57,000    $  3,556,230
Valmont Industries, Inc. ...................................    42,000       3,691,380
                                                                          ------------
                                                                            14,923,620
                                                                          ------------
INTERNET RETAIL  0.9%
Netflix, Inc. (a)...........................................   125,000       4,331,250
                                                                          ------------

INTERNET SOFTWARE & SERVICES  4.0%
Bankrate, Inc. (a)..........................................    89,700       4,475,133
Equinix, Inc. (a)...........................................    68,000       4,521,320
Sohu.com, Inc. (a)..........................................    80,000       3,610,400
ValueClick, Inc. (a)........................................   115,000       1,983,750
Websense, Inc. (a)..........................................   250,000       4,687,500
                                                                          ------------
                                                                            19,278,103
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  2.3%
Greenhill & Co., Inc. ......................................    65,000       4,521,400
Investment Technology Group, Inc. (a).......................    75,000       3,463,500
optionsXpress Holdings, Inc. ...............................   160,000       3,313,600
                                                                          ------------
                                                                            11,298,500
                                                                          ------------
IT CONSULTING & OTHER SERVICES  2.2%
CACI International, Inc., Class A (a).......................    76,000       3,461,800
ManTech International Corp., Class A (a)....................   102,000       4,626,720
Yucheng Technologies Ltd. (British Virgin Islands) (a)......   145,000       2,399,750
                                                                          ------------
                                                                            10,488,270
                                                                          ------------
LIFE SCIENCES TOOLS & SERVICES  5.7%
Affymetrix, Inc. (a)........................................   215,000       3,743,150
Bio-Rad Laboratories, Inc., Class A (a).....................    47,500       4,225,125
Dionex Corp. (a)............................................    43,000       3,310,570
eResearchTechnology, Inc. (a)...............................   425,000       5,278,500
ICON PLC--ADR (Ireland) (a).................................   110,000       7,137,900
Illumina, Inc. (a)..........................................    51,000       3,870,900
                                                                          ------------
                                                                            27,566,145
                                                                          ------------
MARINE  1.0%
Kirby Corp. (a).............................................    83,000       4,731,000
                                                                          ------------

METAL & GLASS CONTAINERS  0.8%
Greif Inc., Class A.........................................    55,000       3,736,150
                                                                          ------------

MOVIES & ENTERTAINMENT  0.9%
World Wrestling Entertainment, Inc., Class A................   245,000       4,559,450
                                                                          ------------

OIL & GAS DRILLING  1.3%
Helmerich & Payne, Inc. ....................................    82,000       3,843,340
Pioneer Drilling Co., Ltd. (a)..............................   165,000       2,628,450
                                                                          ------------
                                                                             6,471,790
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES  1.5%
Oil States International, Inc. (a)..........................    85,000    $  3,808,850
Tidewater, Inc. ............................................    66,000       3,637,260
                                                                          ------------
                                                                             7,446,110
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  4.6%
Berry Petroleum Co., Class A................................    81,000       3,765,690
Cabot Oil & Gas Corp. ......................................    75,000       3,813,000
GMX Resources, Inc. (a).....................................    65,200       2,277,436
Petroleum Development Corp. (a).............................    77,000       5,333,790
Petroquest Energy, Inc. (a).................................   189,700       3,289,398
Swift Energy Co. (a)........................................    81,000       3,644,190
                                                                          ------------
                                                                            22,123,504
                                                                          ------------
PACKAGED FOODS & MEATS  0.8%
Flowers Foods, Inc. ........................................   155,000       3,836,250
                                                                          ------------

PERSONAL PRODUCTS  1.2%
Alberto-Culver Co. .........................................   100,000       2,741,000
Chattem, Inc. (a)...........................................    45,000       2,985,300
                                                                          ------------
                                                                             5,726,300
                                                                          ------------
PHARMACEUTICALS  0.5%
Perrigo Co. ................................................    58,000       2,188,340
                                                                          ------------

PRECIOUS METALS & MINERALS  0.7%
Hecla Mining Co. (a)........................................   290,000       3,236,400
                                                                          ------------

PROPERTY & CASUALTY INSURANCE  1.2%
Aspen Insurance Holdings Ltd. (Bermuda).....................    80,000       2,110,400
FPIC Insurance Group, Inc. (a)..............................    80,000       3,771,200
                                                                          ------------
                                                                             5,881,600
                                                                          ------------
PUBLISHING  1.0%
Morningstar, Inc. (a).......................................    75,000       4,601,250
                                                                          ------------

RESTAURANTS  1.5%
Jack in the Box, Inc. (a)...................................   140,000       3,761,800
P.F. Chang's China Bistro, Inc. (a).........................   120,000       3,412,800
                                                                          ------------
                                                                             7,174,600
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  0.7%
Tessera Technologies, Inc. (a)..............................   155,000       3,224,000
                                                                          ------------

SPECIALIZED FINANCE  0.6%
Interactive Brokers Group, Inc., Class A (a)................   108,000       2,772,360
                                                                          ------------

SPECIALTY CHEMICALS  0.8%
NewMarket Corp. ............................................    50,000       3,772,500
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  2.5%
MICROS Systems, Inc. (a)....................................   154,000    $  5,183,640
Progress Software Corp. (a).................................   115,000       3,440,800
Sybase, Inc. (a)............................................   131,000       3,445,300
                                                                          ------------
                                                                            12,069,740
                                                                          ------------
TECHNOLOGY DISTRIBUTORS  0.7%
Anixter International, Inc. (a).............................    50,000       3,202,000
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
Syniverse Holdings, Inc. (a)................................   300,000       4,998,000
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  95.7%
  (Cost $446,186,386)..................................................    462,951,309
                                                                          ------------

REPURCHASE AGREEMENTS  6.5%
Banc of America Securities ($10,692,257 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $10,692,970)........     10,692,257
Citigroup Global Markets, Inc. ($10,692,257 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $10,692,880)........     10,692,257
JPMorgan Chase & Co. ($3,207,677 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $3,207,877)......................      3,207,677
State Street Bank & Trust Co. ($6,606,809 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $6,607,140).........      6,606,809
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $31,199,000)...................................................     31,199,000
                                                                          ------------

TOTAL INVESTMENTS  102.2%
  (Cost $477,385,386)..................................................    494,150,309
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.2%)..........................    (10,434,243)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $483,716,066
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $477,385,386).......................  $494,150,309
Cash........................................................     1,229,706
Receivables:
  Investments Sold..........................................    14,303,498
  Fund Shares Sold..........................................       821,670
  Dividends.................................................       124,074
  Interest..................................................         1,867
Other.......................................................        63,321
                                                              ------------
    Total Assets............................................   510,694,445
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    25,130,141
  Fund Shares Repurchased...................................       945,527
  Investment Advisory Fee...................................       317,830
  Distributor and Affiliates................................       232,646
Accrued Expenses............................................       223,007
Trustees' Deferred Compensation and Retirement Plans........       129,228
                                                              ------------
    Total Liabilities.......................................    26,978,379
                                                              ------------
NET ASSETS..................................................  $483,716,066
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $489,347,043
Net Unrealized Appreciation.................................    16,764,923
Accumulated Net Investment Loss.............................      (118,699)
Accumulated Net Realized Loss...............................   (22,277,201)
                                                              ------------
NET ASSETS..................................................  $483,716,066
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $317,560,540 and 31,300,836 shares of
    beneficial interest issued and outstanding).............  $      10.15
    Maximum sales charge (5.75%* of offering price).........          0.62
                                                              ------------
    Maximum offering price to public........................  $      10.77
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,722,248 and 4,456,817 shares of
    beneficial interest issued and outstanding).............  $       9.59
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,394,789 and 4,426,772 shares of
    beneficial interest issued and outstanding).............  $       9.58
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $81,038,489 and 7,942,506 shares of
    beneficial interest issued and outstanding).............  $      10.20
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,365)......  $    964,777
Interest....................................................       919,464
                                                              ------------
    Total Income............................................     1,884,241
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,252,534
Distribution (12b-1) and Service Fees
  Class A...................................................       699,746
  Class B...................................................       506,821
  Class C...................................................       390,429
Transfer Agent Fees.........................................       924,784
Reports to Shareholders.....................................       130,627
Accounting and Administrative Expenses......................        93,292
Registration Fees...........................................        63,305
Professional Fees...........................................        58,280
Custody.....................................................        31,868
Trustees' Fees and Related Expenses.........................        27,646
Other.......................................................        29,184
                                                              ------------
    Total Expenses..........................................     6,208,516
    Less Credits Earned on Cash Balances....................        21,107
                                                              ------------
    Net Expenses............................................     6,187,409
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (4,303,168)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (2,290,582)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    23,858,119
  End of the Period.........................................    16,764,923
                                                              ------------
Net Unrealized Depreciation During the Period...............    (7,093,196)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (9,383,778)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(13,686,946)
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2008    MARCH 31, 2007
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (4,303,168)    $  (3,188,155)
Net Realized Gain/Loss....................................     (2,290,582)       20,019,978
Net Unrealized Depreciation During the Period.............     (7,093,196)      (15,833,402)
                                                            -------------     -------------
Change in Net Assets from Operations......................    (13,686,946)          998,421
                                                            -------------     -------------

Distributions from Net Realized Gain:
  Class A Shares..........................................    (18,415,251)              -0-
  Class B Shares..........................................     (3,276,302)              -0-
  Class C Shares..........................................     (2,726,830)              -0-
  Class I Shares..........................................     (2,898,580)              -0-
                                                            -------------     -------------
Total Distributions.......................................    (27,316,963)              -0-
                                                            -------------     -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......    (41,003,909)              -0-
                                                            -------------     -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    328,569,708       195,055,576
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................     25,083,864               -0-
Cost of Shares Repurchased................................   (153,256,357)     (105,830,990)
                                                            -------------     -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    200,397,215        89,224,586
                                                            -------------     -------------
TOTAL INCREASE IN NET ASSETS..............................    159,393,306        90,223,007
NET ASSETS:
Beginning of the Period...................................    324,322,760       234,099,753
                                                            -------------     -------------
End of the Period (Including accumulated net investment
  loss of $118,699 and $96,768, respectively).............  $ 483,716,066     $ 324,322,760
                                                            =============     =============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.70   $10.80   $ 7.98   $ 7.11   $ 4.73
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................   (0.10)   (0.09)   (0.10)   (0.09)   (0.08)
  Net Realized and Unrealized Gain/Loss.....    0.29    (0.01)    2.92     0.96     2.46
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    0.19    (0.10)    2.82     0.87     2.38
Less Distributions from Net Realized Gain...    0.74      -0-      -0-      -0-      -0-
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $10.15   $10.70   $10.80   $ 7.98   $ 7.11
                                              ======   ======   ======   ======   ======

Total Return* (b)...........................   0.79%   -0.83%   35.21%   12.08%   50.53%
Net Assets at End of the Period (In
  millions).................................  $317.6   $226.6   $146.9   $ 57.2   $ 47.2
Ratio of Expenses to Average Net Assets*
  (c).......................................   1.38%    1.47%    1.61%    1.60%    1.60%
Ratio of Net Investment Loss to Average Net
  Assets*...................................  (0.92%)  (0.92%)  (1.06%)  (1.15%)  (1.30%)
Portfolio Turnover..........................    194%     321%     277%     281%     332%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................     N/A      N/A    1.63%    1.74%    1.77%
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A      N/A   (1.09%)  (1.29%)  (1.47%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.22   $10.39   $ 7.74   $ 6.95   $ 4.65
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................   (0.18)   (0.16)   (0.16)   (0.14)   (0.13)
  Net Realized and Unrealized Gain/Loss.....    0.29    (0.01)    2.81     0.93     2.43
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    0.11    (0.17)    2.65     0.79     2.30
Less Distributions from Net Realized Gain...    0.74      -0-      -0-      -0-      -0-
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 9.59   $10.22   $10.39   $ 7.74   $ 6.95
                                              ======   ======   ======   ======   ======

Total Return* (b)...........................   0.03%   -1.64%   34.24%   11.37%   49.46%
Net Assets at End of the Period (In
  millions).................................  $ 42.7   $ 50.6   $ 59.1   $ 43.7   $ 42.9
Ratio of Expenses to Average Net Assets*
  (c).......................................   2.14%    2.22%    2.36%    2.35%    2.35%
Ratio of Net Investment Loss to Average Net
  Assets*...................................  (1.68%)  (1.68%)  (1.83%)  (1.91%)  (2.06%)
Portfolio Turnover..........................    194%     321%     277%     281%     332%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................     N/A      N/A    2.39%    2.49%    2.52%
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A      N/A   (1.86%)  (2.05%)  (2.23%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $10.21   $10.38   $ 7.73   $ 6.94   $ 4.65
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................   (0.18)   (0.16)   (0.16)   (0.14)   (0.13)
  Net Realized and Unrealized Gain/Loss.....    0.29    (0.01)    2.81     0.93     2.42
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    0.11    (0.17)    2.65     0.79     2.29
Less Distributions from Net Realized Gain...    0.74      -0-      -0-      -0-      -0-
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 9.58   $10.21   $10.38   $ 7.73   $ 6.94
                                              ======   ======   ======   ======   ======

Total Return* (b)...........................   0.03%   -1.64%   34.28%   11.22%   49.46%
Net Assets at End of the Period (In
  millions).................................  $ 42.4   $ 31.7   $ 28.0   $ 16.3   $ 18.3
Ratio of Expenses to Average Net Assets*
  (c).......................................   2.14%    2.22%    2.36%    2.35%    2.35%
Ratio of Net Investment Loss to Average Net
  Assets*...................................  (1.67%)  (1.68%)  (1.83%)  (1.91%)  (2.06%)
Portfolio Turnover..........................    194%     321%     277%     281%     332%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................     N/A      N/A    2.39%    2.49%    2.52%
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A      N/A   (1.86%)  (2.05%)  (2.23%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED       FEBRUARY 2, 2006
                                                          MARCH 31,        (COMMENCEMENT OF
CLASS I SHARES                                         ----------------     OPERATIONS) TO
                                                        2008      2007      MARCH 31, 2006
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $10.74    $10.80         $10.00
                                                       ------    ------         ------
  Net Investment Loss (a)............................   (0.07)    (0.07)         (0.01)
  Net Realized and Unrealized Gain...................    0.27      0.01           0.81
                                                       ------    ------         ------
Total from Investment Operations.....................    0.20     (0.06)          0.80
Less Distributions from Net Realized Gain............    0.74       -0-            -0-
                                                       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...................  $10.20    $10.74         $10.80
                                                       ======    ======         ======

Total Return* (b)....................................   0.88%    -0.56%          8.00%**
Net Assets at End of the Period (In millions)........  $ 81.0    $ 15.5         $  0.1
Ratio of Expenses to Average Net Assets* (c).........   1.14%     1.22%          1.36%
Ratio of Net Investment Loss to Average Net
  Assets*............................................  (0.63%)   (0.67%)        (0.68%)
Portfolio Turnover...................................    194%      321%           277%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).......     N/A       N/A          1.42%
   Ratio of Net Investment Loss to Average Net
     Assets..........................................     N/A       N/A         (0.75%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended March 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $481,404,282
                                                              ============
Gross tax unrealized appreciation...........................  $ 34,948,002
Gross tax unrealized depreciation...........................   (22,201,975)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 12,746,027
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2008 and 2007 were as follows:

                                                                 2008        2007
Distributions paid from:
  Ordinary income...........................................  $ 7,995,001    $-0-
  Long-term capital gain....................................   19,321,962     -0-
                                                              -----------    ----
                                                              $27,316,963    $-0-
                                                              ===========    ====

    Permanent differences, primarily due to the current year net operating loss and distribution of income in excess of earnings and profits, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008.

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED LOSS      CAPITAL
  $4,281,237       $(2,889,356)     $(1,391,881)

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    As of March 31, 2008, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post-October losses of $18,258,305 which are not recognized for tax purposes until the first day of the following fiscal year and the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $21,107 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .80%
Next $500 million...........................................     .75%
Over $1 billion.............................................     .70%

    The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average daily net assets, 2.35% of Class B average daily net assets, 2.35% of Class C average daily net assets and 1.35% of Class I average daily net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. For the year ended March 31, 2008, the Adviser did not waive any of its advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $5,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $71,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $431,600 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $51,197 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $33,300.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $99,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $64,600. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                         MARCH 31, 2008                  MARCH 31, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   18,830,728    $ 216,444,336     15,323,552    $ 156,303,037
  Class B.......................      834,558        9,166,475      1,153,649       11,451,624
  Class C.......................    1,898,130       20,735,806      1,173,828       11,584,057
  Class I.......................    7,163,062       82,223,091      1,542,191       15,716,858
                                  -----------    -------------    -----------    -------------
Total Sales.....................   28,726,478    $ 328,569,708     19,193,220    $ 195,055,576
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    1,450,066    $  17,139,783            -0-    $        --0-
  Class B.......................      281,147        3,146,038            -0-              -0-
  Class C.......................      178,088        1,991,025            -0-              -0-
  Class I.......................      236,282        2,807,018            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    2,145,583    $  25,083,864            -0-    $        --0-
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (10,146,762)   $(117,653,733)    (7,767,962)   $ (78,870,319)
  Class B.......................   (1,607,583)     (17,410,785)    (1,895,972)     (18,425,267)
  Class C.......................     (750,003)      (8,091,715)      (771,053)      (7,449,396)
  Class I.......................     (898,403)     (10,100,124)      (106,539)      (1,086,008)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (13,402,751)   $(153,256,357)   (10,541,526)   $(105,830,990)
                                  ===========    =============    ===========    =============

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $48,500 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $919,806,851 and $757,343,726, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $149,300 and $81,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN SMALL CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Small Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Small Cap Growth Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Growth Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISOR

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 7% of the distributions qualify for the dividends received deduction. The Fund designated and paid $19,321,962 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $647,410 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2000  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2000  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2000  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             47, 247, 347, 647
                                                                   SCGANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02712P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT
This chart compares your fund's performance to that of the Russell 1000(R) Growth Index from 6/30/2000 (first month-end after inception) through 3/31/2008. Class A shares, adjusted for sales charge.
(LINE GRAPH)

                                                               VAN KAMPEN SELECT GROWTH FUND        RUSSELL 1000 GROWTH INDEX
                                                               -----------------------------        -------------------------
6/00                                                                        9421                               10000
                                                                            9924                                9462
                                                                            7759                                7442
3/01                                                                        5470                                5887
                                                                            5394                                6383
                                                                            4264                                5144
                                                                            4815                                5922
3/02                                                                        4682                                5769
                                                                            4065                                4692
                                                                            3514                                3986
                                                                            3476                                4271
3/03                                                                        3457                                4225
                                                                            3903                                4830
                                                                            4055                                5019
                                                                            4425                                5542
3/04                                                                        4501                                5585
                                                                            4634                                5693
                                                                            4387                                5396
                                                                            4862                                5891
3/05                                                                        4615                                5650
                                                                            4720                                5789
                                                                            5033                                6022
                                                                            5119                                6201
3/06                                                                        5290                                6393
                                                                            5033                                6143
                                                                            5043                                6385
                                                                            5394                                6763
3/07                                                                        5527                                6844
                                                                            5916                                7313
                                                                            6410                                7621
                                                                            6591                                7562
3/08                                                                        5546                                6793

                            A SHARES             B SHARES             C SHARES           I SHARES
                         since 6/26/00        since 6/26/00        since 6/26/00      since 10/22/07
----------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         -6.69%     -7.40%    -7.41%     -7.41%    -7.41%     -7.41%      -13.97%
5-year                   9.92       8.63      9.03       8.82      9.03       9.03           --
1-year                   0.34      -5.50     -0.36      -5.34     -0.54      -1.54           --
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 1000(R) Growth Index is an unmanaged index that measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is an index of the 1,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

For the 12-month period ended March 31, 2008, the U.S. financial markets experienced a major downturn as turmoil from the deteriorating domestic housing sector and surging home foreclosures rapidly spread to the overall economy. Consumers pulled back their spending as home values declined or stagnated, employment growth languished and energy costs continued to soar. Gross domestic product (GDP) for the fourth quarter of 2007 slowed to 0.6 percent. The disintegration of the subprime mortgage market and subsequent credit crisis continued to plague the financial sector, leading to bankruptcies for a number of mortgage lenders and asset losses totaling billions of dollars for major commercial and investment banks. Bear Stearns, once the fifth largest investment bank in the U.S., teetered on bankruptcy until it was bought by JPMorgan for a fraction of its former share price.

In response to these difficult conditions, the Federal Reserve (the "Fed") sought to add liquidity to the markets and help stimulate economic growth. Through a series of rate cuts, the Federal Open Market Committee lowered the target federal funds rate to 2.25 percent and the discount rate to 2.5 percent as of the end of the period. In March, the Fed also created a series of innovative lending facilities in an attempt to add targeted liquidity to various segments of the financial system, as well as assisted in financing the JPMorgan-Bear Stearns acquisition. Additionally, in January the federal government adopted an economic stimulus plan designed to bolster consumer spending.

The Fed's actions restored some measure of confidence to investors, although the stock market remained volatile through the end of the period. Investors continued to debate whether the economy was or was not in a recession.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Select Growth Fund outperformed the Russell 1000(R) Growth Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-------------------------------------------------------
                                       RUSSELL
                                       1000(R)
      CLASS A   CLASS B   CLASS C   GROWTH INDEX

       0.34%    -0.36%    -0.54%       -0.75%
-------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.
 2

Relative to the Russell 1000 Growth Index, the Fund's stock selection and sector allocation each contributed positively to relative performance during the period. Notably, stock selection and an overweight allocation in the materials and processing sector had the largest positive impact. Within the sector, an agriculture fishing and ranching holding drove outperformance. While an overweight allocation in the utilities sector detracted from relative results, the effect was more than offset by positive stock selection within the sector. Here, the main area of strength was telecommunications companies. Finally, stock selection in the "other energy" sector was additive, primarily due to holdings in crude oil producers and oil well equipment stocks.

However, other investments were disadvantageous during the period. Stock selection and an overweight allocation in the financial services sector had a negative effect on relative return. In particular, the Fund's investments in diversified non-U.S. banks, diversified financial services, and a holding in a financial information services stock detracted from performance. Another area of weakness was stock selection and an underweight position in the consumer staples sector. Within the sector, a beverage company holding and a household chemicals company holding hampered relative performance, as did the Fund's lack of exposure to tobacco companies, which performed relatively well during the period under review. The technology sector rounded out the Fund's largest detractors, as stock selection--especially in the communications technology and computer services segments--together with an underweight position in the sector overall hindered returns.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund's portfolio, followed by technology and financial services. Relative to the Russell 1000 Growth Index, the Fund held an overweight in the consumer discretionary sector, an underweight in technology and an overweight in financial services.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
Monsanto Co.                                                      8.9%
China Merchants Holdings International Co., Ltd.                  5.8
Google, Inc., Class A                                             5.2
Ultra Petroleum Corp.                                             5.1
Corning, Inc.                                                     4.8
Sears Holdings Corp.                                              4.6
American Express Co.                                              4.1
Apple, Inc.                                                       4.0
Brookfield Asset Management, Inc., Class A                        3.6
Ctrip.com International, Ltd.--ADR                                3.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Communications Equipment                                          8.9%
Fertilizers & Agricultural Chemicals                              8.9
Internet Software & Services                                      8.0
Oil & Gas Exploration & Production                                6.4
Computer Hardware                                                 6.2
Marine Ports & Services                                           5.8
Department Stores                                                 4.6
Consumer Finance                                                  4.1
Real Estate Management & Development                              3.6
Hotels, Resorts & Cruise Lines                                    3.5
Managed Health Care                                               3.4
Diversified Banks                                                 3.1
Internet Retail                                                   3.0
Wireless Telecommunication Services                               2.8
Advertising                                                       2.6
Leisure Products                                                  2.6
Property & Casualty Insurance                                     2.5
Reinsurance                                                       2.3
Multi-Line Insurance                                              2.2
Footwear                                                          2.0
Trucking                                                          1.8
Semiconductors                                                    1.8
Casinos & Gaming                                                  1.7
Air Freight & Logistics                                           1.6
Apparel Retail                                                    1.5
Construction Materials                                            1.2
Education Services                                                1.0
Diversified Commercial & Professional Services                    0.8
Electric Utilities                                                0.1
                                                                -----
Total Long-Term Investments                                      98.0
Total Repurchase Agreements                                       3.9
                                                                -----
Total Investments                                               101.9
Foreign Currency                                                  1.0
Liabilities in Excess of Other Assets                            (2.9)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  865.19          $ 6.99
  Hypothetical...............................     1,000.00         1,017.50            7.57
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           862.07           10.47
  Hypothetical...............................     1,000.00         1,013.75           11.33
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           860.72           10.47
  Hypothetical...............................     1,000.00         1,013.75           11.33
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           860.29            5.16
  Hypothetical...............................     1,000.00         1,018.70            6.36
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.25%, 2.25% and 1.26%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through March 31, 2008. These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  98.0%
ADVERTISING  2.6%
Omnicom Group, Inc. ........................................    66,399    $  2,933,508
                                                                          ------------

AIR FREIGHT & LOGISTICS  1.6%
C.H. Robinson Worldwide, Inc. ..............................    32,609       1,773,930
                                                                          ------------

APPAREL RETAIL  1.5%
Abercrombie & Fitch Co., Class A............................    23,018       1,683,537
                                                                          ------------

CASINOS & GAMING  1.7%
Wynn Resorts, Ltd. .........................................    18,710       1,882,974
                                                                          ------------

COMMUNICATIONS EQUIPMENT  8.9%
3Com Corp. (a)..............................................  1,195,256      2,737,136
Cisco Systems, Inc. (a).....................................    78,743       1,896,919
Corning, Inc. ..............................................   225,680       5,425,347
                                                                          ------------
                                                                            10,059,402
                                                                          ------------
COMPUTER HARDWARE  6.2%
Apple, Inc. (a).............................................    31,678       4,545,793
Dell, Inc. (a)..............................................   121,653       2,423,328
                                                                          ------------
                                                                             6,969,121
                                                                          ------------
CONSTRUCTION MATERIALS  1.2%
Martin Marietta Materials, Inc. ............................    12,480       1,325,002
                                                                          ------------

CONSUMER FINANCE  4.1%
American Express Co. .......................................   105,685       4,620,548
                                                                          ------------

DEPARTMENT STORES  4.6%
Sears Holdings Corp. (a)....................................    50,637       5,169,531
                                                                          ------------

DIVERSIFIED BANKS  3.1%
ICICI Bank, Ltd.--ADR (India)...............................    92,258       3,523,333
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.8%
Corporate Executive Board Co. ..............................    23,237         940,634
                                                                          ------------

EDUCATION SERVICES  1.0%
New Oriental Education & Technology Group, Inc.--ADR (Cayman
  Islands) (a)..............................................    18,129       1,175,847
                                                                          ------------

ELECTRIC UTILITIES  0.1%
Brookfield Infrastructure Partners, LP (Bermuda)............     6,194         104,988
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  8.9%
Monsanto Co. ...............................................    89,747      10,006,791
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
FOOTWEAR  2.0%
NIKE, Inc., Class B.........................................    33,316    $  2,265,488
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES  3.5%
Ctrip.com International, Ltd.--ADR (Cayman Islands).........    74,748       3,963,139
                                                                          ------------

INTERNET RETAIL  3.0%
Amazon.com, Inc. (a)........................................    47,872       3,413,274
                                                                          ------------

INTERNET SOFTWARE & SERVICES  8.0%
Baidu.com, Inc.--ADR (Cayman Islands) (a)...................     3,982         954,206
eBay, Inc. (a)..............................................    71,982       2,147,943
Google, Inc., Class A (a)...................................    13,327       5,870,144
                                                                          ------------
                                                                             8,972,293
                                                                          ------------
LEISURE PRODUCTS  2.6%
ARUZE CORP. (Japan).........................................    93,700       2,900,555
                                                                          ------------

MANAGED HEALTH CARE  3.4%
UnitedHealth Group, Inc. ...................................   111,237       3,822,103
                                                                          ------------

MARINE PORTS & SERVICES  5.8%
China Merchants Holdings International Co., Ltd. (Hong
  Kong).....................................................  1,364,575      6,543,608
                                                                          ------------

MULTI-LINE INSURANCE  2.2%
Loews Corp. ................................................    61,833       2,486,923
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  6.4%
CNPC Hong Kong, Ltd. (Bermuda)..............................  3,100,000      1,431,804
Ultra Petroleum Corp. (Canada) (a)..........................    74,577       5,779,717
                                                                          ------------
                                                                             7,211,521
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  2.5%
Berkshire Hathaway, Inc., Class B (a).......................       630       2,817,927
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  3.6%
Brookfield Asset Management, Inc., Class A (Canada).........   150,600       4,040,598
                                                                          ------------

REINSURANCE  2.3%
Greenlight Capital Re, Ltd., Class A (Cayman Islands) (a)...   137,968       2,566,205
                                                                          ------------

SEMICONDUCTORS  1.8%
Marvell Technology Group, Ltd. (Bermuda) (a)................   180,896       1,968,148
                                                                          ------------

TRUCKING  1.8%
DSV (Denmark)...............................................    93,730       2,053,560
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES  2.8%
America Movil, SA de CV, Ser L--ADR (Mexico)................    48,689    $  3,101,002
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  98.0%
  (Cost $124,070,141)..................................................    110,295,490
                                                                          ------------

REPURCHASE AGREEMENTS  3.9%
Banc of America Securities ($1,491,138 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $1,491,237).........      1,491,138
Citigroup Global Markets, Inc. ($1,491,138 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $1,491,225).........      1,491,138
JPMorgan Chase & Co. ($447,341 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $447,369)........................        447,341
State Street Bank & Trust Co. ($921,383 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $921,429)...........        921,383
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,351,000)....................................................      4,351,000
                                                                          ------------

TOTAL INVESTMENTS  101.9%
  (Cost $128,421,141)..................................................    114,646,490
FOREIGN CURRENCY  1.0%
  (Cost $1,171,208)....................................................      1,169,857
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.9%)..........................     (3,269,784)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $112,546,563
                                                                          ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $12,929,527 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $128,421,141).......................  $114,646,490
Foreign Currency (Cost $1,171,208)..........................     1,169,857
Cash........................................................           525
Receivables:
  Investments Sold..........................................     1,326,646
  Dividends.................................................        83,287
  Fund Shares Sold..........................................        37,667
  Interest..................................................           260
Other.......................................................        71,645
                                                              ------------
    Total Assets............................................   117,336,377
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,051,180
  Distributor and Affiliates................................       216,523
  Fund Shares Repurchased...................................       126,094
  Investment Advisory Fee...................................        81,735
Trustees' Deferred Compensation and Retirement Plans........       136,632
Accrued Expenses............................................       177,650
                                                              ------------
    Total Liabilities.......................................     4,789,814
                                                              ------------
NET ASSETS..................................................  $112,546,563
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $788,826,971
Net Unrealized Depreciation.................................   (13,785,437)
Accumulated Net Investment Loss.............................      (129,950)
Accumulated Net Realized Loss...............................  (662,365,021)
                                                              ------------
NET ASSETS..................................................  $112,546,563
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $24,067,823 and 4,121,177 shares of
    beneficial interest issued and outstanding).............  $       5.84
    Maximum sales charge (5.75%* of offering price).........          0.36
                                                              ------------
    Maximum offering price to public........................  $       6.20
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $72,835,411 and 13,235,956 shares of
    beneficial interest issued and outstanding).............  $       5.50
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,599,866 and 2,834,182 shares of
    beneficial interest issued and outstanding).............  $       5.50
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $43,463 and 7,431 shares of beneficial
    interest issued and outstanding)........................  $       5.85
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $32,213).....  $  1,132,895
Interest....................................................        95,789
                                                              ------------
    Total Income............................................     1,228,684
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................        71,347
  Class B...................................................       901,176
  Class C...................................................       207,026
Investment Advisory Fee.....................................     1,045,325
Transfer Agent Fees.........................................       647,192
Professional Fees...........................................        53,786
Accounting and Administrative Expenses......................        51,942
Reports to Shareholders.....................................        51,737
Registration Fees...........................................        47,466
Trustees' Fees and Related Expenses.........................        23,309
Custody.....................................................         7,691
Other.......................................................        20,926
                                                              ------------
    Total Expenses..........................................     3,128,923
    Expense Reduction.......................................       145,152
    Less Credits Earned on Cash Balances....................         2,079
                                                              ------------
    Net Expenses............................................     2,981,692
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (1,753,008)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain:
  Investments...............................................  $ 33,497,354
  Foreign Currency Transactions.............................        20,282
                                                              ------------
Net Realized Gain...........................................    33,517,636
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    15,505,410
                                                              ------------
  End of the Period:
    Investments.............................................   (13,774,651)
    Foreign Currency Translation............................       (10,786)
                                                              ------------
                                                               (13,785,437)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (29,290,847)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  4,226,789
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  2,473,781
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED
                                                             MARCH 31, 2008    MARCH 31, 2007
                                                             --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss........................................   $ (1,753,008)     $ (2,584,390)
Net Realized Gain..........................................     33,517,636        11,454,334
Net Unrealized Depreciation During the Period..............    (29,290,847)       (4,956,717)
                                                              ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES........      2,473,781         3,913,227
                                                              ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..................................      5,734,352         5,915,664
Cost of Shares Repurchased.................................    (40,363,854)      (55,167,514)
                                                              ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.........    (34,629,502)      (49,251,850)
                                                              ------------      ------------
TOTAL DECREASE IN NET ASSETS...............................    (32,155,721)      (45,338,623)
NET ASSETS:
Beginning of the Period....................................    144,702,284       190,040,907
                                                              ------------      ------------
End of the Period (Including accumulated net investment
  loss of $129,950 and $104,962, respectively).............   $112,546,563      $144,702,284
                                                              ============      ============

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS A SHARES                                  --------------------------------------------
                                                2008      2007      2006     2005      2004
                                                --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....... $5.82    $ 5.57    $ 4.86    $4.74    $ 3.64
                                                -----    ------    ------    -----    ------
  Net Investment Loss (a)......................  (.04)     (.05)     (.05)    (.03)     (.05)
  Net Realized and Unrealized Gain.............   .06       .30       .76      .15      1.15
                                                -----    ------    ------    -----    ------
Total from Investment Operations...............   .02       .25       .71      .12      1.10
                                                -----    ------    ------    -----    ------
NET ASSET VALUE, END OF THE PERIOD............. $5.84    $ 5.82    $ 5.57    $4.86    $ 4.74
                                                =====    ======    ======    =====    ======

Total Return (b)...............................  .34%     4.49%    14.61%    2.53%    30.22%
Net Assets at End of the Period (In
  millions).................................... $24.1    $ 28.9    $ 36.5    $41.6    $ 54.5
Ratio of Expenses to Average Net Assets*....... 1.54%     1.72%     1.69%    1.69%     1.66%
Ratio of Net Investment Loss to Average Net
  Assets*...................................... (.66%)   (1.00%)    (.89%)   (.64%)   (1.15%)
Portfolio Turnover.............................  176%      159%      154%     192%      249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..... 1.64%       N/A       N/A      N/A       N/A
   Ratio of Net Investment Loss to Average Net
     Assets.................................... (.76%)      N/A       N/A      N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2008      2007      2006      2005      2004
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...... $ 5.52    $ 5.34    $ 4.69    $ 4.60    $ 3.57
                                               ------    ------    ------    ------    ------
  Net Investment Loss (a).....................   (.09)     (.09)     (.08)     (.06)     (.08)
  Net Realized and Unrealized Gain............    .07       .27       .73       .15      1.11
                                               ------    ------    ------    ------    ------
Total from Investment Operations..............   (.02)      .18       .65       .09      1.03
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD............ $ 5.50    $ 5.52    $ 5.34    $ 4.69    $ 4.60
                                               ======    ======    ======    ======    ======

Total Return (b)..............................  -.36%     3.37%    13.86%     1.96%    28.85%
Net Assets at End of the Period (In
  millions)................................... $ 72.8    $ 94.6    $127.7    $157.5    $207.4
Ratio of Expenses to Average Net Assets*......  2.29%     2.48%     2.45%     2.45%     2.41%
Ratio of Net Investment Loss to Average Net
  Assets*..................................... (1.41%)   (1.76%)   (1.65%)   (1.40%)   (1.90%)
Portfolio Turnover............................   176%      159%      154%      192%      249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets....  2.40%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average Net
     Assets................................... (1.52%)      N/A       N/A       N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS C SHARES                                 ----------------------------------------------
                                                2008      2007      2006      2005      2004
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...... $ 5.53    $ 5.34    $ 4.69    $ 4.60    $ 3.57
                                               ------    ------    ------    ------    ------
  Net Investment Loss (a).....................   (.09)     (.09)     (.08)     (.06)     (.08)
  Net Realized and Unrealized Gain............    .06       .28       .73       .15      1.11
                                               ------    ------    ------    ------    ------
Total from Investment Operations..............   (.03)      .19       .65       .09      1.03
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD............ $ 5.50    $ 5.53    $ 5.34    $ 4.69    $ 4.60
                                               ======    ======    ======    ======    ======

Total Return (b)..............................  -.54%     3.56%    13.86%     1.96%    28.85%
Net Assets at End of the Period (In
  millions)................................... $ 15.6    $ 21.3    $ 25.9    $ 31.1    $ 42.5
Ratio of Expenses to Average Net Assets*......  2.29%     2.48%     2.45%     2.45%     2.41%
Ratio of Net Investment Loss to Average Net
  Assets*..................................... (1.41%)   (1.76%)   (1.65%)   (1.40%)   (1.91%)
Portfolio Turnover............................   176%      159%      154%      192%      249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets....  2.40%       N/A       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average Net
     Assets................................... (1.52%)      N/A       N/A       N/A       N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                OCTOBER 22, 2007
CLASS I SHARES                                                  (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                                 MARCH 31, 2008
                                                                ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $  6.80
                                                                    -------
  Net Investment Loss (a)...................................           (.01)
  Net Realized and Unrealized Loss..........................           (.94)
                                                                    -------
Total from Investment Operations............................           (.95)
                                                                    -------
NET ASSET VALUE, END OF THE PERIOD..........................        $  5.85
                                                                    =======

Total Return (b)............................................        -13.97%**
Net Assets at End of the Period (In thousands)..............        $  43.5
Ratio of Expenses to Average Net Assets*....................          1.26%
Ratio of Net Investment Loss to Average Net Assets*.........          (.24%)
Portfolio Turnover..........................................           176%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................          1.31%
   Ratio of Net Investment Loss to Average Net Assets.......          (.29%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, but operates as a diversified management investment company. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $33,382,685.

    At March 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $662,270,936, which will expire according to the following schedule:

   AMOUNT                                                     EXPIRATION
$570,363,855 .............................................  March 31, 2010
  91,907,081 .............................................  March 31, 2011

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $128,515,226
                                                              ============
Gross tax unrealized appreciation...........................  $  7,112,964
Gross tax unrealized depreciation...........................   (20,981,700)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(13,868,736)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    There were no distributions paid during the years ended March 31, 2008 and 2007.

    Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

          ACCUMULATED NET          ACCUMULATED NET
          INVESTMENT LOSS           REALIZED LOSS             CAPITAL
            $1,728,020                $(16,465)             $(1,711,555)

    As of March 31, 2008, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $2,079 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.54%, 2.29%, 2.29% and 1.26% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waiver or reimbursed approximately $145,200 of advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $4,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $54,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $421,500 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $60,275 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008 the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the adviser, totaling $24,280.

    For the year ended March 31, 2008 Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $4,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $32,000. Sales charges do not represent expenses to the Fund.

    At March 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 1,456 shares of Class I Shares.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                             FOR THE                          FOR THE
                                            YEAR ENDED                      YEAR ENDED
                                          MARCH 31, 2008                  MARCH 31, 2007
                                   ----------------------------    -----------------------------
                                     SHARES           VALUE           SHARES           VALUE
Sales:
  Class A........................      595,317    $   3,776,501         423,440    $   2,326,972
  Class B........................      215,324        1,287,558         206,343        1,090,501
  Class C........................       94,123          566,377         451,405        2,498,191
  Class I........................       16,399          103,916             -0-              -0-
                                   -----------    -------------    ------------    -------------
Total Sales......................      921,163    $   5,734,352       1,081,188    $   5,915,664
                                   ===========    =============    ============    =============
Repurchases:
  Class A........................  (1,438,269)    $ (9,191,090)     (2,000,561)    $(10,982,967)
  Class B........................  (4,097,352)     (24,622,697)     (7,021,307)     (36,631,451)
  Class C........................  (1,107,945)      (6,494,735)     (1,448,702)      (7,553,096)
  Class I........................      (8,968)         (55,332)             -0-              -0-
                                   -----------    -------------    ------------    -------------
Total Repurchases................  (6,652,534)    $(40,363,854)    (10,470,570)    $(55,167,514)
                                   ===========    =============    ============    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $1,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $242,376,550 and $275,122,308, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $25,867,600 and $661,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

9. FUND MERGER

On September 19, 2007, the Trustees of Van Kampen Select Growth Fund ("Target Fund") announced its intention to merge the Target Fund into the Van Kampen Equity Growth Fund ("Acquiring Fund"). The Trustees of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). On May 2, 2008, the Reorganization was approved by the shareholders of the Target Fund. It is anticipated that the Reorganization will close on or about June 6, 2008.

VAN KAMPEN SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Select Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Select Growth Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Select Growth Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2000  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2000  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2000  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 145, 345, 545
                                                                    SGANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02718P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell Midcap(R) Growth Index from 3/31/98 through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN AGGRESSIVE GROWTH
                                                                            FUND                  RUSSELL MIDCAP(R) GROWTH INDEX
                                                                ----------------------------      ------------------------------
3/98                                                                        9424                              10000
3/99                                                                       13180                              10889
3/00                                                                       30796                              19296
3/01                                                                       15611                              10532
3/02                                                                       12536                              11028
3/03                                                                        8783                               8148
3/04                                                                       12922                              12192
3/05                                                                       13734                              13206
3/06                                                                       17051                              16201
3/07                                                                       16972                              17319
3/08                                                                       16962                              16531

                           A SHARES            B SHARES            C SHARES         I SHARES      R SHARES
                         since 5/29/96       since 5/29/96       since 5/29/96   since 10/16/00 since 3/20/07
-------------------------------------------------------------------------------------------------------------
AVERAGE                           W/MAX               W/MAX               W/MAX
ANNUAL                   W/O      5.75%      W/O      5.00%      W/O      1.00%
TOTAL                   SALES     SALES     SALES    W/SALES    SALES    W/SALES   W/O SALES      W/O SALES
RETURNS                CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE     CHARGES        CHARGES

Since Inception         8.04%     7.49%      7.47%    7.47%     7.36%     7.36%      -6.11%         0.46%

10-year                 6.05      5.43       5.40     5.40      5.26      5.26          --            --

5-year                 14.07     12.73      13.21    13.02     13.18     13.18       14.35            --

1-year                 -0.06     -5.83      -0.71    -5.67     -0.77     -1.76        0.23         -0.29
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares 8 years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,

(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which in turn consists of the largest 1,000 U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

For the 12-month period ended March 31, 2008, the U.S. financial markets experienced a major downturn as turmoil from the deteriorating domestic housing sector and surging home foreclosures rapidly spread to the overall economy. Consumers pulled back their spending as home values declined or stagnated, employment growth languished and energy costs continued to soar. Gross domestic product (GDP) for the fourth quarter of 2007 slowed to 0.6 percent. The disintegration of the subprime mortgage market and subsequent credit crisis continued to plague the financial sector, leading to bankruptcies for a number of mortgage lenders and asset losses totaling billions of dollars for major commercial and investment banks. Bear Stearns, once the fifth largest investment bank in the U.S., teetered on bankruptcy until it was bought by JP Morgan Chase for a fraction of its share price.

In response to these difficult conditions, the Federal Open Market Committee (the "Fed") sought to add liquidity to the markets and help stimulate economic growth. Through a series of rate cuts, the Fed lowered the target federal funds rate to 2.25 percent and the discount rate to 2.5 percent as of the end of the period. In March, the Fed also created a series of innovative lending facilities in an attempt to add targeted liquidity to various segments of the financial system, as well as assisted in financing the JP Morgan Chase-Bear Stearns acquisition. Additionally, in January the federal government adopted an economic stimulus plan designed to bolster consumer spending.

The Fed's actions restored some measure of confidence to investors, although the stock market remained volatile through the end of the period. Investors continued to debate whether the economy was or was not in a recession.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Aggressive Growth Fund outperformed the Russell Midcap(R) Growth Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-------------------------------------------------------------------------------
                                                        RUSSELL MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R     GROWTH INDEX

      -0.06%    -0.71%    -0.77%     0.23%    -0.29%         -4.55%
-------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Overall, both stock selection and sector allocation contributed positively to the Fund's performance relative to the Russell Midcap Growth Index during the period. Although an underweight allocation to the energy sector detracted from relative performance, the weakness was more than offset by stock selection in the energy sector, the largest positive contributor during the period. In particular, crude oil producers and oil well equipment stocks added value. The producer durables sector was another area of strength, due to stock selection and an underweight position. Holdings in production technology equipment, construction and handling, and a holding in industrial products performed well for the Fund. Finally, stock selection in the health care sector was advantageous during the period, with drugs and pharmaceutical holdings and medical systems holdings contributing positively. The Fund's lack of exposure to health care management services stocks, which did not perform as well over the period, helped the Fund avoid negative performance there.

In contrast, other investments had a negative effect on relative results. Stock selection and an overweight position in the consumer discretionary sector was the largest detractor for the period. The Fund suffered from weakness in positions across a number of consumer discretionary segments, namely commercial services, hotel/motel, textiles apparel manufacturers, and communications and media. The materials and processing sector further diminished relative gains during the period. Within this sector, holdings in engineering and contracting services, building materials, and a holding in real estate led relative performance lower. Finally, stock selection in the multi-industry sector, which includes conglomerates, was also among the Fund's most significant relative detractors.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund's portfolio, followed by health care and technology. Relative to the Russell Midcap Growth Index, the Fund held an overweight in the consumer discretionary sector, a market weight in health care and an underweight in technology.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
Ultra Petroleum Corp.                                             6.2%
Wynn Resorts, Ltd.                                                4.4
Southwestern Energy Co.                                           3.9
Illumina, Inc.                                                    3.0
Abercrombie & Fitch Co., Class A                                  2.7
C.H. Robinson Worldwide, Inc.                                     2.7
Martin Marietta Materials, Inc.                                   2.6
Leucadia National Corp.                                           2.6
Aeroplan Income Fund                                              2.4
Baidu.com, Inc.- ADR                                              2.3
Li & Fung, Ltd.                                                   2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Oil & Gas Exploration & Production                               11.3%
Internet Software & Services                                      7.5
Life Sciences Tools & Services                                    5.1
Air Freight & Logistics                                           4.7
Hotels, Resorts & Cruise Lines                                    4.6
Casinos & Gaming                                                  4.4
Advertising                                                       4.3
Construction Materials                                            3.5
Broadcasting & Cable TV                                           3.0
Apparel Retail                                                    2.7
Apparel, Accessories & Luxury Goods                               2.7
Multi-Sector Holdings                                             2.6
Diversified Commercial & Professional Services                    2.6
Real Estate Management & Development                              2.5
Environmental & Facilities Services                               2.5
Homebuilding                                                      2.3
Distributors                                                      2.3
Restaurants                                                       2.2
Internet Retail                                                   2.1
Specialty Chemicals                                               1.9
Education Services                                                1.9
Specialized Finance                                               1.7
Application Software                                              1.6
Gas Utilities                                                     1.6
Airport Services                                                  1.5
Health Care Equipment                                             1.4
Publishing                                                        1.4
Pharmaceuticals                                                   1.3
Data Processing & Outsourced Services                             1.2
Human Resource & Employment Services                              1.1
Wireless Telecommunication Services                               1.1
Property & Casualty Insurance                                     1.1
Asset Management & Custody Banks                                  0.9
Home Furnishings                                                  0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
(continued from previous page)
Construction & Engineering                                        0.7%
Airlines                                                          0.6
                                                                -----
Total Long-Term Investments                                      94.8
Total Repurchase Agreements                                       5.5
                                                                -----
Total Investments                                               100.3
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  872.64          $ 6.37
  Hypothetical...............................     1,000.00         1,018.20            6.86
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           869.59            9.91
  Hypothetical...............................     1,000.00         1,014.40           10.68
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           869.88            9.91
  Hypothetical...............................     1,000.00         1,014.40           10.68
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           873.75            5.20
  Hypothetical...............................     1,000.00         1,019.45            5.60
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00           871.49            7.58
  Hypothetical...............................     1,000.00         1,016.90            8.17
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, 2.12%, 2.12%, 1.11% and 1.62%, for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  94.8%
ADVERTISING  4.3%
Aeroplan Income Fund (Canada)...............................  1,025,689   $ 18,236,470
Aeroplan Income Fund (Canada) (a) (b).......................    94,845       1,686,318
Focus Media Holding, Ltd.--ADR (Cayman Islands) (a).........   189,100       6,646,865
Lamar Advertising Co., Class A (a)..........................   251,888       9,050,336
                                                                          ------------
                                                                            35,619,989
                                                                          ------------
AIR FREIGHT & LOGISTICS  4.7%
C.H. Robinson Worldwide, Inc. ..............................   405,897      22,080,797
Expeditors International of Washington, Inc. ...............   375,239      16,953,298
                                                                          ------------
                                                                            39,034,095
                                                                          ------------
AIRLINES  0.6%
UAL Corp. ..................................................   218,107       4,695,844
                                                                          ------------

AIRPORT SERVICES  1.5%
Grupo Aeroportuario del Pacifico, SA de CV--ADR (Mexico)....   269,175      12,112,875
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.7%
Coach, Inc. (a).............................................   440,819      13,290,693
Lululemon Athletica, Inc. (a)...............................   314,987       8,955,080
                                                                          ------------
                                                                            22,245,773
                                                                          ------------
APPAREL RETAIL  2.7%
Abercrombie & Fitch Co., Class A............................   310,102      22,680,860
                                                                          ------------

APPLICATION SOFTWARE  1.6%
Salesforce.com, Inc. (a)....................................   234,675      13,580,642
                                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS  0.9%
GLG Partners, Inc. .........................................   640,352       7,600,978
                                                                          ------------

BROADCASTING & CABLE TV  3.0%
Discovery Holding Co., Class A (a)..........................   551,005      11,692,326
Grupo Televisa, SA--ADR (Mexico)............................   543,506      13,174,586
                                                                          ------------
                                                                            24,866,912
                                                                          ------------
CASINOS & GAMING  4.4%
Wynn Resorts, Ltd. .........................................   361,000      36,331,040
                                                                          ------------

CONSTRUCTION & ENGINEERING  0.7%
Aecom Technology Corp. (a)..................................   232,044       6,035,464
                                                                          ------------

CONSTRUCTION MATERIALS  3.5%
Martin Marietta Materials, Inc. ............................   200,831      21,322,227
Texas Industries, Inc. .....................................   123,447       7,420,399
                                                                          ------------
                                                                            28,742,626
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  1.2%
Iron Mountain, Inc. (a).....................................   382,840      10,122,290
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DISTRIBUTORS  2.3%
Li & Fung, Ltd. (Bermuda)...................................  5,060,000   $ 18,834,253
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.6%
Corporate Executive Board Co. ..............................   189,126       7,655,821
IHS, Inc., Class A (a)......................................   209,843      13,495,003
                                                                          ------------
                                                                            21,150,824
                                                                          ------------
EDUCATION SERVICES  1.9%
Apollo Group, Inc., Class A (a).............................   170,996       7,387,027
New Oriental Education & Technology Group, Inc.--ADR (Cayman
  Islands) (a)..............................................   127,960       8,299,486
                                                                          ------------
                                                                            15,686,513
                                                                          ------------
ENVIRONMENTAL & FACILITIES SERVICES  2.5%
Covanta Holding Corp. (a)...................................   320,872       8,823,980
Stericycle, Inc. (a)........................................   229,765      11,832,898
                                                                          ------------
                                                                            20,656,878
                                                                          ------------
GAS UTILITIES  1.6%
Questar Corp. ..............................................   238,421      13,485,092
                                                                          ------------

HEALTH CARE EQUIPMENT  1.4%
Gen-Probe, Inc. (a).........................................   238,683      11,504,521
                                                                          ------------

HOME FURNISHINGS  0.9%
Mohawk Industries, Inc. (a).................................   103,561       7,416,003
                                                                          ------------

HOMEBUILDING  2.3%
Gafisa SA--ADR (Brazil).....................................   330,118      11,012,736
NVR, Inc. (a)...............................................    13,318       7,957,505
                                                                          ------------
                                                                            18,970,241
                                                                          ------------
HOTELS, RESORTS & CRUISE LINES  4.6%
Choice Hotels International, Inc. ..........................   235,380       8,028,812
Ctrip.com International, Ltd.--ADR (Cayman Islands).........   328,271      17,404,928
Marriott International, Inc., Class A.......................   357,123      12,270,746
                                                                          ------------
                                                                            37,704,486
                                                                          ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  1.1%
Monster Worldwide, Inc. (a).................................   394,281       9,545,543
                                                                          ------------

INTERNET RETAIL  2.1%
Priceline.com, Inc. (a).....................................   142,160      17,181,458
                                                                          ------------

INTERNET SOFTWARE & SERVICES  7.5%
Akamai Technologies, Inc. (a)...............................   265,805       7,485,069
Alibaba.com, Ltd. (Cayman Islands) (a)......................  4,957,800     10,547,974
Baidu.com, Inc.--ADR (Cayman Islands) (a)...................    80,391      19,264,095
Equinix, Inc. (a)...........................................   121,582       8,083,987
Tencent Holdings, Ltd. (Cayman Islands).....................  2,901,400     16,479,156
                                                                          ------------
                                                                            61,860,281
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES  5.1%
Illumina, Inc. (a)..........................................   326,293    $ 24,765,638
Techne Corp. (a)............................................   262,416      17,676,342
                                                                          ------------
                                                                            42,441,980
                                                                          ------------
MULTI-SECTOR HOLDINGS  2.6%
Leucadia National Corp. ....................................   468,450      21,183,309
                                                                          ------------

OIL & GAS EXPLORATION & PRODUCTION  11.3%
Range Resources Corp. ......................................   154,069       9,775,678
Southwestern Energy Co. (a).................................   967,800      32,605,182
Ultra Petroleum Corp. (Canada) (a)..........................   661,284      51,249,510
                                                                          ------------
                                                                            93,630,370
                                                                          ------------
PHARMACEUTICALS  1.3%
Allergan, Inc. .............................................   190,517      10,743,254
                                                                          ------------

PROPERTY & CASUALTY INSURANCE  1.1%
Alleghany Corp. (a).........................................    26,825       9,160,731
                                                                          ------------

PUBLISHING  1.4%
Morningstar, Inc. (a).......................................   183,359      11,249,075
                                                                          ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  2.5%
Brookfield Asset Management, Inc., Class A (Canada).........   339,194       9,100,575
Forest City Enterprises, Inc., Class A......................   314,996      11,591,853
                                                                          ------------
                                                                            20,692,428
                                                                          ------------
RESTAURANTS  2.2%
Starbucks Corp. (a).........................................  1,039,317     18,188,048
                                                                          ------------

SPECIALIZED FINANCE  1.7%
IntercontinentalExchange, Inc. (a)..........................   107,809      14,069,074
                                                                          ------------

SPECIALTY CHEMICALS  1.9%
Nalco Holding Co. ..........................................   752,896      15,923,750
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.1%
NII Holdings, Inc., Class B (a).............................   290,246       9,224,018
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  94.8%
  (Cost $894,427,122)..................................................    784,171,518
                                                                          ------------


REPURCHASE AGREEMENTS  5.5%
Banc of America Securities ($15,642,039 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $15,643,082)........     15,642,039
Citigroup Global Markets, Inc. ($15,642,039 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $15,642,952)........     15,642,039

 12                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
JPMorgan Chase & Co. ($4,692,612 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $4,692,905)............................   $  4,692,612
State Street Bank & Trust Co. ($9,665,310 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.80%,
  dated 03/31/08, to be sold on 04/01/08 at $9,665,793)......................      9,665,310
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS 5.5%
  (Cost $45,642,000).........................................................     45,642,000
                                                                                ------------

TOTAL INVESTMENTS  100.3%
  (Cost $940,069,122)........................................................    829,813,518
FOREIGN CURRENCY  0.0%
  (Cost $74,230).............................................................         71,516
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)................................     (2,459,846)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $827,425,188
                                                                                ============

Percentages are calculated as a percentage of net assets

Securities with total market value equal to $45,861,383 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $940,069,122).......................  $  829,813,518
Foreign Currency (Cost $74,230).............................          71,516
Cash........................................................             708
Receivables:
  Investments Sold..........................................         753,258
  Fund Shares Sold..........................................         342,591
  Dividends.................................................         184,089
  Interest..................................................           2,732
Other.......................................................         182,978
                                                              --------------
    Total Assets............................................     831,351,390
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,212,482
  Distributor and Affiliates................................         671,294
  Investment Advisory Fee...................................         515,078
  Investments Purchased.....................................         284,642
Trustees' Deferred Compensation and Retirement Plans........         266,517
Accrued Expenses............................................         976,189
                                                              --------------
    Total Liabilities.......................................       3,926,202
                                                              --------------
NET ASSETS..................................................  $  827,425,188
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,254,821,862
Accumulated Net Investment Loss.............................        (260,259)
Net Unrealized Depreciation.................................    (110,258,954)
Accumulated Net Realized Loss...............................    (316,877,461)
                                                              --------------
NET ASSETS..................................................  $  827,425,188
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $383,042,095 and 22,356,077 shares of
    beneficial interest issued and outstanding).............  $        17.13
    Maximum sales charge (5.75%* of offering price).........            1.05
                                                              --------------
    Maximum offering price to public........................  $        18.18
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $235,292,646 and 15,213,539 shares of
    beneficial interest issued and outstanding).............  $        15.47
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,339,598 and 2,601,359 shares of
    beneficial interest issued and outstanding).............  $        15.51
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $168,650,350 and 9,669,002 shares of
    beneficial interest issued and outstanding).............  $        17.44
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $100,499 and 5,879 shares of beneficial
    interest issued and outstanding)........................  $        17.09
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $168,322)....  $   7,803,088
Interest....................................................      1,519,438
                                                              -------------
    Total Income............................................      9,322,526
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      7,659,457
Distribution (12b-1) and Service Fees
  Class A...................................................      1,105,103
  Class B...................................................      3,043,695
  Class C...................................................        488,070
  Class R...................................................            543
Transfer Agent Fees.........................................      3,554,262
Reports to Shareholders.....................................        318,230
Accounting and Administrative Expenses......................        181,145
Professional Fees...........................................        115,066
Custody.....................................................         79,448
Registration Fees...........................................         71,068
Trustees' Fees and Related Expenses.........................         36,998
Other.......................................................         44,680
                                                              -------------
    Total Expenses..........................................     16,697,765
    Less Credits Earned on Cash Balances....................         33,144
                                                              -------------
    Net Expenses............................................     16,664,621
                                                              -------------
NET INVESTMENT LOSS.........................................  $  (7,342,095)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 317,918,876
  Foreign Currency Transactions.............................       (184,132)
                                                              -------------
Net Realized Gain...........................................    317,734,744
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    175,197,384
                                                              -------------
  End of the Period:
    Investments.............................................   (110,255,604)
    Foreign Currency Translation............................         (3,350)
                                                              -------------
                                                               (110,258,954)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (285,456,338)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $  32,278,406
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  24,936,311
                                                              =============

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED
                                                          MARCH 31, 2008    MARCH 31, 2007
                                                          --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................  $   (7,342,095)   $  (12,506,319)
Net Realized Gain.......................................     317,734,744       154,654,224
Net Unrealized Depreciation During the Period...........    (285,456,338)     (171,651,609)
                                                          --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      24,936,311       (29,503,704)
                                                          --------------    --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     142,407,800       174,738,792
Cost of Shares Repurchased..............................    (459,810,229)     (502,194,472)
                                                          --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......    (317,402,429)     (327,455,680)
                                                          --------------    --------------
TOTAL DECREASE IN NET ASSETS............................    (292,466,118)     (356,959,384)
NET ASSETS:
Beginning of the Period.................................   1,119,891,306     1,476,850,690
                                                          --------------    --------------
End of the Period (Including accumulated net investment
  loss of $260,259 and $224,806, respectively)..........  $  827,425,188    $1,119,891,306
                                                          ==============    ==============

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $17.14   $17.22   $13.87   $13.05   $ 8.87
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................    (.09)    (.13)    (.12)    (.10)    (.12)
  Net Realized and Unrealized Gain..........     .08      .05     3.47      .92     4.30
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    (.01)    (.08)    3.35      .82     4.18
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $17.13   $17.14   $17.22   $13.87   $13.05
                                              ======   ======   ======   ======   ======

Total Return (b)............................   -.06%    -.46%   24.15%    6.28%   47.13%
Net Assets at End of the Period (In
  millions).................................  $383.0   $449.6   $589.8   $873.4   $953.4
Ratio of Expenses to Average Net Assets.....   1.38%    1.38%    1.37%    1.39%    1.47%
Ratio of Net Investment Loss to Average Net
  Assets....................................   (.50%)   (.81%)   (.82%)   (.77%)  (1.04%)
Portfolio Turnover..........................    182%     135%     129%     140%     201%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $15.58   $15.79   $12.81   $12.15   $ 8.32
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................    (.21)    (.23)    (.22)    (.19)    (.19)
  Net Realized and Unrealized Gain..........     .10      .02     3.20      .85     4.02
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    (.11)    (.21)    2.98      .66     3.83
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $15.47   $15.58   $15.79   $12.81   $12.15
                                              ======   ======   ======   ======   ======

Total Return (b)............................   -.71%   -1.33%   23.26%    5.43%   46.03%
Net Assets at End of the Period (In
  millions).................................  $235.3   $328.1   $427.4   $426.0   $488.0
Ratio of Expenses to Average Net Assets.....   2.14%    2.14%    2.12%    2.14%    2.23%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (1.27%)  (1.57%)  (1.56%)  (1.53%)  (1.80%)
Portfolio Turnover..........................    182%     135%     129%     140%     201%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                                ------------------------------------------
                                               2008     2007     2006     2005     2004
                                              ------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $15.63   $15.83   $12.85   $12.18   $ 8.35
                                              ------   ------   ------   ------   ------
  Net Investment Loss (a)...................    (.21)    (.23)    (.22)    (.19)    (.19)
  Net Realized and Unrealized Gain..........     .09      .03     3.20      .86     4.02
                                              ------   ------   ------   ------   ------
Total from Investment Operations............    (.12)    (.20)    2.98      .67     3.83
                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........  $15.51   $15.63   $15.83   $12.85   $12.18
                                              ======   ======   ======   ======   ======

Total Return (b)............................   -.77%   -1.26%   23.19%    5.50%   45.87%
Net Assets at End of the Period (In
  millions).................................  $ 40.3   $ 50.8   $ 70.2   $ 71.9   $ 88.4
Ratio of Expenses to Average Net Assets.....   2.14%    2.14%    2.13%    2.15%    2.24%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (1.26%)  (1.57%)  (1.57%)  (1.54%)  (1.81%)
Portfolio Turnover..........................    182%     135%     129%     140%     201%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS I SHARES                                ----------------------------------------------
                                               2008      2007      2006      2005      2004
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $17.40    $17.45    $14.02    $13.16    $ 8.92
                                              ------    ------    ------    ------    ------
  Net Investment Loss (a)...................    (.05)     (.09)     (.08)     (.07)     (.09)
  Net Realized and Unrealized Gain..........     .09       .04      3.51       .93      4.33
                                              ------    ------    ------    ------    ------
Total from Investment Operations............     .04      (.05)     3.43       .86      4.24
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $17.44    $17.40    $17.45    $14.02    $13.16
                                              ======    ======    ======    ======    ======

Total Return (b)............................    .23%     -.29%    24.47%     6.53%    47.53%
Net Assets at End of the Period (In
  millions).................................  $168.7    $291.3    $389.4    $ 73.7    $ 75.8
Ratio of Expenses to Average Net Assets.....   1.13%     1.13%     1.10%     1.14%     1.22%
Ratio of Net Investment Loss to Average Net
  Assets....................................   (.25%)    (.56%)    (.50%)    (.52%)    (.79%)
Portfolio Turnover..........................    182%      135%      129%      140%      201%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             MARCH 20, 2007
                                                                            (COMMENCEMENT OF
CLASS R SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2008     MARCH 31, 2007
                                                          ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $17.14             $17.01
                                                              ------             ------
  Net Investment Loss (a)................................       (.14)               .00(c)
  Net Realized and Unrealized Gain.......................        .09                .13
                                                              ------             ------
Total from Investment Operations.........................       (.05)               .13
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................     $17.09             $17.14
                                                              ======             ======

Total Return (b).........................................      -.29%               .76%*
Net Assets at End of the Period (In millions)............     $   .1             $   .1
Ratio of Expenses to Average Net Assets..................      1.63%              1.62%
Ratio of Net Investment Loss to Average Net Assets.......      (.74%)            (1.05%)
Portfolio Turnover.......................................       182%               135%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $321,129,404. At March 31, 2008, the Fund had an accumulated capital loss carryforward for tax purposes of $313,877,449, which will expire according to the following schedule:

   AMOUNT                                                                    EXPIRATION
$313,877,449 ............................................................  March 31, 2011

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $ 943,069,134
                                                              =============
Gross tax unrealized appreciation...........................  $  36,145,025
Gross tax unrealized depreciation...........................   (149,400,641)
                                                              -------------
Net tax unrealized depreciation on investments..............  $(113,255,616)
                                                              =============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no distributions paid during the years ended March 31, 2008 and 2007.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Permanent differences, primarily due to a net operating loss resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED LOSS      CAPITAL
 $7,306,642        $394,648         $(7,701,290)

    As of March 31, 2008, there were no distributable earnings on a tax basis.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $33,144 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $23,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $138,500 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $1,505,600 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $155,100 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $146,058.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $66,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $182,800. Sales charges do not represent expenses of the Fund.

    As of March 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 5,879 shares of Class R.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                         MARCH 31, 2008                  MARCH 31, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    4,654,239    $  86,677,605      5,913,892    $  95,913,670
  Class B.......................    2,199,604       36,920,923      3,489,550       51,045,059
  Class C.......................      175,492        2,972,860        266,932        3,996,160
  Class I.......................      836,155       15,836,409      1,420,226       23,683,903
  Class R.......................            0                3          5,879          100,000
                                  -----------    -------------    -----------    -------------
Total Sales.....................    7,865,490    $ 142,407,800     11,096,479    $ 174,738,792
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (8,536,126)   $(157,815,314)   (13,928,619)   $(226,170,419)
  Class B.......................   (8,040,230)    (135,318,528)    (9,507,678)    (141,255,175)
  Class C.......................     (826,581)     (13,860,542)    (1,451,844)     (21,620,237)
  Class I.......................   (7,906,830)    (152,815,845)    (6,999,001)    (113,148,641)
  Class R.......................          -0-              -0-            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (25,309,767)   $(459,810,229)   (31,887,142)   $(502,194,472)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEES

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $4,300, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,873,274,756 and $2,228,295,280, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $811,000 and $70,000 for Class B Shares and

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

9. FUND MERGER

On September 19, 2007, the Trustees of Van Kampen Aggressive Growth Fund ("Target Fund") announced its intention to merge the Target Fund into the Van Kampen Mid Cap Growth Fund ("Acquiring Fund"). The Trustees of each of the funds have approved in principal an agreement and plan of reorganization between the funds providing for a transfer of assets and liabilities of the Target Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Fund.

VAN KAMPEN AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Aggressive Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Aggressive Growth Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Aggressive Growth Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 1996  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 1996  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 1996  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                   NUMBER OF
                                               TERM OF                              FUNDS IN
                                              OFFICE AND                              FUND
                                 POSITION(S)  LENGTH OF                             COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS      BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm      74       Trustee/Director/Managing
333 West Wacker Drive                         since 1996  of Skadden, Arps,                     General Partner of funds
Chicago, IL 60606                                         Slate, Meagher & Flom                 in the Fund Complex.
                                                          LLP, legal counsel to                 Director of the Abraham
                                                          funds in the Fund                     Lincoln Presidential
                                                          Complex.                              Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        70, 170, 270, 570, 370
                                                                   AGGANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02625P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Value Index from 6/30/99 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN SMALL CAP VALUE FUND        RUSSELL 2000 VALUE INDEX
                                                              -------------------------------        ------------------------
6/99                                                                        9426                               10000
                                                                            8806                                9218
                                                                            8922                                9359
3/00                                                                        9032                                9717
                                                                            9289                                9906
                                                                           10097                               10634
                                                                           10961                               11495
3/01                                                                       11076                               11607
                                                                           12671                               12958
                                                                           11152                               11230
                                                                           12524                               13107
3/02                                                                       13520                               14363
                                                                           12984                               14059
                                                                           10381                               11065
                                                                           10752                               11610
3/03                                                                       10296                               11020
                                                                           12303                               13524
                                                                           13079                               14569
                                                                           14960                               16954
3/04                                                                       15784                               18127
                                                                           15638                               18280
                                                                           15745                               18308
                                                                           17514                               20725
3/05                                                                       17223                               19901
                                                                           18076                               20911
                                                                           18778                               21558
                                                                           18877                               21701
3/06                                                                       21034                               24632
                                                                           20481                               23966
                                                                           21150                               24577
                                                                           23640                               26796
3/07                                                                       24548                               27188
                                                                           26196                               27813
                                                                           25204                               26073
                                                                           23577                               24176
3/08                                                                       22264                               22598

                                                                                         I SHARES
                            A SHARES              B SHARES              C SHARES           SINCE
                          since 6/21/99         since 6/21/99         since 6/21/99       8/12/05
--------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE     CHARGES

Since Inception         10.71%       9.96%     9.94%       9.94%     9.88%       9.88%     7.04%

5-Year                  16.68       15.30     15.89       15.72     15.81       15.81        --

1-Year                  -9.31      -14.51     -9.64      -13.69     -9.95      -10.75     -9.03
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized.

The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index includes the 2,000 smallest companies in the Russell 3000(R) Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

The 12 months ended March 31, 2008 were a difficult period for the U.S. economy and financial markets. Early in the period, the first signs of distress in the subprime mortgage market were offset by reasonably strong economic growth and tame inflation. Investors maintained their optimism and the broad stock market produced solid gains for the first several months of the period.

However, for the remainder of the period, stock and bond markets were highly volatile as the subprime mortgage market's troubles intensified, spilling over into the broader economy. Global credit markets tightened in response, sapping the liquidity that had helped to support the market's robust returns over the previous several years. Investors began to reassess risk, which fueled a rotation out of the higher-yielding segments of the bond market into the relative safety of U.S. Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to major currencies.

Weak economic data and high commodity prices contributed to a grim outlook for the U.S. economy that further dampened investor confidence. Although the third quarter 2007 gross domestic product (GDP) growth rate was better than expected at an annualized 4.9 percent, fourth quarter GDP growth fell to a rate of 0.6 percent. Slowing was evident across many facets of the economy, including consumer spending and confidence measures, manufacturing, and employment. With energy prices moving to new record highs in 2008 and food prices also rising sharply, consumers pulled back their spending, no longer able to draw on their home equity to fund purchases. Inflation concerns gained momentum; the price of gold, an asset which investors often turn to in times of rising inflation expectations, soared beyond its previous record peaks. Fallout from the subprime market continued to reverberate across the financial sector, as large financial institutions sustained losses totaling hundreds of billions of dollars and a nearly-bankrupt Bear Stearns was acquired by JP Morgan Chase.

The Federal Open Market Committee (the "Fed") took a number of aggressive actions during the period. As expected by many investors, the Fed began a series of reductions to both the discount rate (the rate at which member banks borrow from the central bank) and the target federal funds rate. However, investors had not previously anticipated that the Federal Reserve would extend its intervention through the creation of new lending facilities and arrangement of special financing for the JP Morgan-Bear Stearns deal. These measures, announced in March, did help to calm investors' nerves to a certain extent.

The federal government also put forth an economic stimulus package in an attempt to ease consumers' financial burdens. But retail sales data announced in March continued to decline amid weakening jobs data, a still-deteriorating housing market and another record high for oil prices.

During the period, sector returns were widely dispersed. Strength in commodity prices helped the energy and materials sectors perform very well relative to other areas of the market, although energy was the only sector with a positive return. The expectation of a more difficult economic backdrop led investors to favor the consumer staples sector, which is considered a classic "defensive" sector, based on the belief that consumers need to buy food and household goods regardless of the economic environment. Conversely, financials and consumer discretionary were among the worst performing areas, given the credit market woes and the decline in consumer spending. Technology also performed poorly as concerns about capital spending and the slowing economy hurt the outlook for demand in technology products and services. In terms of size, large-capitalization stocks outperformed mid- and small-caps, in which the Fund invests. Value stocks underperformed growth stocks, though small-cap stocks in both styles had negative returns.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Small Cap Value Fund outperformed the Russell 2000(R) Value Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-----------------------------------------------------------------
                                                 RUSSELL
                                                 2000(R)
      CLASS A   CLASS B   CLASS C   CLASS I    VALUE INDEX

      -9.31%    -9.64%    -9.95%    -9.03%       -16.88%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Notably, during the period under review, the Fund had strong stock selection across all sectors, which added value to relative performance. Among the largest contributors was stock selection in the technology sector. Here, two holdings in the electronics segment performed well and the Fund avoided some of the Russell 2000(R) Value Index's worst-performing technology stocks. Stock selection and an overweight allocation in the health care sector added to relative gains, with strength across a number of holdings from a variety of health care industry groups. In the consumer discretionary sector, the Fund's holdings in commercial services stocks, whose businesses are less tied to consumer spending than other types of companies within that sector, added value.

The only areas of weakness relative to the Russell 2000(R) Value Index came from certain sector exposures, which result from our bottom-up stock picking and do not represent top-down allocation decisions. An overweight allocation in the consumer discretionary sector detracted from relative returns, given that the sector was among the worst-performing groups during the period. Underweight allocations in the consumer staples and energy sectors, two of the best-performing sectors, also dampened relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
MAXIMUS, Inc.                                                     4.2%
DRS Technologies, Inc.                                            3.4
Belden, Inc.                                                      2.6
Rock-Tenn Co., Class A                                            2.2
Sciele Pharma, Inc.                                               2.1
Brink's Co.                                                       2.1
Electronics for Imaging, Inc.                                     1.9
Corn Products International, Inc.                                 1.8
AAR Corp.                                                         1.8
Max Capital Group, Ltd.                                           1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Aerospace & Defense                                               9.4%
IT Consulting & Other Services                                    6.4
Property & Casualty Insurance                                     5.9
Pharmaceuticals                                                   4.8
Electrical Components & Equipment                                 4.3
Industrial Machinery                                              3.9
Diversified Commercial & Professional Services                    3.5
Reinsurance                                                       3.0
Specialty Chemicals                                               2.9
Commercial Printing                                               2.6
Office Services & Supplies                                        2.4
Paper Packaging                                                   2.2
Communications Equipment                                          2.2
Apparel Retail                                                    2.1
Air Freight & Logistics                                           2.0
Computer Storage & Peripherals                                    1.9
Agricultural Products                                             1.8
Oil & Gas Equipment & Services                                    1.8
Restaurants                                                       1.7
Wireless Telecommunication Services                               1.7
Application Software                                              1.7
Construction & Engineering                                        1.6
Diversified Chemicals                                             1.6
Semiconductors                                                    1.5
Broadcasting & Cable TV                                           1.5
Life & Health Insurance                                           1.4
Life Sciences Tools & Services                                    1.4
Multi-Utilities                                                   1.3
Electronic Equipment Manufacturers                                1.3
Trading Companies & Distributors                                  1.2
Metal & Glass Containers                                          1.1
Health Care Services                                              1.0
Electric Utilities                                                1.0
Regional Banks                                                    1.0
Thrifts & Mortgage Finance                                        0.9
Office Electronics                                                0.9
Oil & Gas Exploration & Production                                0.9
Specialized REIT's                                                0.8
Health Care Distributors                                          0.8
Gas Utilities                                                     0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
                                       (continued from previous page)
Health Care Technology                                            0.6
Apparel, Accessories & Luxury Goods                               0.5
Insurance Brokers                                                 0.4
Publishing                                                        0.4
Mortgage REIT's                                                   0.3
Building Products                                                 0.3
Household Products                                                0.2
                                                                -----
Total Common Stocks                                              92.9
Investment Company                                                1.0
Convertible Corporate Obligation                                  0.9
                                                                -----
Total Long-Term Investments                                      94.8
Total Repurchase Agreements                                       5.1
                                                                -----
Total Investments                                                99.9
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  883.33          $ 6.17
  Hypothetical...............................     1,000.00         1,018.45            6.61
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           883.09            6.59
  Hypothetical...............................     1,000.00         1,018.00            7.06
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           880.12            9.73
  Hypothetical...............................     1,000.00         1,014.65           10.43
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           884.68            5.09
  Hypothetical...............................     1,000.00         1,019.60            5.45
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, 1.40%, 2.07% and 1.08% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio for Class B Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  92.9%
AEROSPACE & DEFENSE  9.4%
AAR Corp. (a)...............................................   275,290    $  7,507,158
AerCap Holdings N.V. (Netherlands) (a)......................   291,800       5,129,844
DRS Technologies, Inc. .....................................   248,900      14,505,892
Moog, Inc., Class A (a).....................................   138,600       5,850,306
MTC Technologies, Inc. (a)..................................   291,978       6,943,237
                                                                          ------------
                                                                            39,936,437
                                                                          ------------
AGRICULTURAL PRODUCTS  1.8%
Corn Products International, Inc. ..........................   204,800       7,606,272
                                                                          ------------

AIR FREIGHT & LOGISTICS  2.0%
Forward Air Corp. ..........................................   115,400       4,089,776
Pacer International, Inc. ..................................   267,400       4,393,382
                                                                          ------------
                                                                             8,483,158
                                                                          ------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Maidenform Brands, Inc. (a).................................   145,590       2,368,749
                                                                          ------------

APPAREL RETAIL  2.1%
Stage Stores, Inc. .........................................   316,925       5,134,185
Tween Brands, Inc. (a)......................................   154,600       3,824,804
                                                                          ------------
                                                                             8,958,989
                                                                          ------------
APPLICATION SOFTWARE  1.7%
MSC Software Corp. (a)......................................   547,089       7,106,686
                                                                          ------------

BROADCASTING & CABLE TV  1.5%
Lin TV Corp., Class A (a)...................................   296,100       2,845,521
Sinclair Broadcast Group, Inc., Class A.....................   408,800       3,642,408
                                                                          ------------
                                                                             6,487,929
                                                                          ------------
BUILDING PRODUCTS  0.3%
Dayton Superior Corp. (a)...................................   382,900       1,129,555
                                                                          ------------

COMMERCIAL PRINTING  2.6%
Cenveo, Inc. (a)............................................   476,900       4,988,374
Consolidated Graphics, Inc. (a).............................   113,000       6,333,650
                                                                          ------------
                                                                            11,322,024
                                                                          ------------
COMMUNICATIONS EQUIPMENT  2.2%
ADTRAN, Inc. ...............................................   116,500       2,155,250
Tekelec (a).................................................   576,500       7,177,425
                                                                          ------------
                                                                             9,332,675
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.9%
Electronics for Imaging, Inc. (a)...........................   546,200       8,149,304
                                                                          ------------

CONSTRUCTION & ENGINEERING  1.6%
Aecom Technology Corp. (a)..................................   110,100       2,863,701
Stantec, Inc. (Canada) (a)..................................   131,600       3,849,300
                                                                          ------------
                                                                             6,713,001
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS  1.6%
Hercules, Inc. .............................................   365,238    $  6,680,203
                                                                          ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.5%
Brink's Co. ................................................   130,500       8,766,990
Viad Corp. .................................................   166,700       6,002,867
                                                                          ------------
                                                                            14,769,857
                                                                          ------------
ELECTRIC UTILITIES  1.0%
Portland General Electric Co. ..............................   185,400       4,180,770
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  4.3%
Acuity Brands, Inc. ........................................    48,300       2,074,485
Belden, Inc. ...............................................   319,565      11,287,036
General Cable Corp. (a).....................................    40,460       2,389,972
Polypore International, Inc. (a)............................   134,400       2,780,736
                                                                          ------------
                                                                            18,532,229
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.3%
Cognex Corp. ...............................................   257,400       5,619,042
                                                                          ------------

GAS UTILITIES  0.8%
UGI Corp. ..................................................   131,800       3,284,456
                                                                          ------------

HEALTH CARE DISTRIBUTORS  0.8%
PharMerica Corp. (a)........................................   204,600       3,390,222
                                                                          ------------

HEALTH CARE SERVICES  1.0%
Apria Healthcare Group, Inc. (a)............................   193,720       3,825,970
Chemed Corp. ...............................................     9,500         400,900
                                                                          ------------
                                                                             4,226,870
                                                                          ------------
HEALTH CARE TECHNOLOGY  0.6%
Allscripts Healthcare Solutions, Inc. ......................   232,340       2,397,749
                                                                          ------------

HOUSEHOLD PRODUCTS  0.2%
Central Garden & Pet Co. (a)................................   188,200         867,602
                                                                          ------------

INDUSTRIAL MACHINERY  3.9%
Actuant Corp., Class A......................................   172,400       5,208,204
Albany International Corp., Class A.........................   185,300       6,696,742
CIRCOR International, Inc. .................................   101,231       4,681,934
                                                                          ------------
                                                                            16,586,880
                                                                          ------------
INSURANCE BROKERS  0.4%
National Financial Partners Corp. ..........................    84,900       1,907,703
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  6.4%
Gartner, Inc. (a)...........................................   293,200    $  5,670,488
MAXIMUS, Inc. ..............................................   484,160      17,773,514
Ness Technologies, Inc. (a).................................   381,800       3,623,282
                                                                          ------------
                                                                            27,067,284
                                                                          ------------
LIFE & HEALTH INSURANCE  1.4%
Conseco, Inc. (a)...........................................   577,600       5,891,520
                                                                          ------------

LIFE SCIENCES TOOLS & SERVICES  1.4%
Bio-Rad Laboratories, Inc., Class A (a).....................    65,957       5,866,875
                                                                          ------------

METAL & GLASS CONTAINERS  1.1%
Silgan Holdings, Inc. ......................................    91,600       4,546,108
                                                                          ------------

MORTGAGE REIT'S  0.3%
Anthracite Capital, Inc. ...................................   222,700       1,469,820
                                                                          ------------

MULTI-UTILITIES  1.3%
Avista Corp. ...............................................   296,100       5,791,716
                                                                          ------------

OFFICE ELECTRONICS  0.9%
Zebra Technologies Corp., Class A (a).......................   112,900       3,761,828
                                                                          ------------

OFFICE SERVICES & SUPPLIES  2.4%
ACCO Brands Corp. (a).......................................   411,635       5,585,887
IKON Office Solutions, Inc. ................................   604,300       4,592,680
                                                                          ------------
                                                                            10,178,567
                                                                          ------------
OIL & GAS EQUIPMENT & SERVICES  1.8%
Exterran Holdings, Inc. (a).................................    45,393       2,929,664
Superior Energy Services, Inc. (a)..........................   116,020       4,596,713
                                                                          ------------
                                                                             7,526,377
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  0.9%
St. Mary Land & Exploration Co. ............................    96,740       3,724,490
                                                                          ------------

PAPER PACKAGING  2.2%
Rock-Tenn Co., Class A......................................   312,200       9,356,634
                                                                          ------------

PHARMACEUTICALS  4.8%
Perrigo Co. ................................................   158,155       5,967,188
Sciele Pharma, Inc. (a).....................................   459,400       8,958,300
Valeant Pharmaceuticals International (a)...................   425,800       5,463,014
                                                                          ------------
                                                                            20,388,502
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  5.9%
AmTrust Financial Services, Inc. ...........................   256,600       4,159,486
Argo Group International Holdings, Ltd. (Bermuda) (a).......   150,700       5,352,864
Employers Holdings, Inc. ...................................   284,000       5,265,360

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (CONTINUED)
ProAssurance Corp. (a)......................................   129,399    $  6,965,548
United America Indemnity, Ltd., Class A (Cayman Islands)
  (a).......................................................   187,324       3,607,861
                                                                          ------------
                                                                            25,351,119
                                                                          ------------
PUBLISHING  0.4%
Dolan Media Co. (a).........................................    81,700       1,642,987
                                                                          ------------

REGIONAL BANKS  1.0%
Integra Bank Corp. .........................................   119,180       1,930,716
MB Financial, Inc. .........................................    72,450       2,230,011
                                                                          ------------
                                                                             4,160,727
                                                                          ------------
REINSURANCE  3.0%
Max Capital Group, Ltd. (Bermuda)...........................   275,800       7,223,202
Platinum Underwriters Holdings, Ltd. (Bermuda)..............   171,900       5,579,874
                                                                          ------------
                                                                            12,803,076
                                                                          ------------
RESTAURANTS  1.7%
AFC Enterprises, Inc. (a)...................................   342,800       3,081,772
Denny's Corp. (a)...........................................  1,424,830      4,245,993
                                                                          ------------
                                                                             7,327,765
                                                                          ------------
SEMICONDUCTORS  1.5%
Cirrus Logic, Inc. (a)......................................   573,099       3,851,225
Microsemi Corp. (a).........................................   116,200       2,649,360
                                                                          ------------
                                                                             6,500,585
                                                                          ------------
SPECIALIZED REIT'S  0.8%
LaSalle Hotel Properties....................................   121,700       3,496,441
                                                                          ------------

SPECIALTY CHEMICALS  2.9%
Cytec Industries, Inc. .....................................   107,100       5,767,335
Zep, Inc. ..................................................   421,100       6,830,242
                                                                          ------------
                                                                            12,597,577
                                                                          ------------
THRIFTS & MORTGAGE FINANCE  0.9%
Provident New York Bancorp..................................   279,810       3,777,435
                                                                          ------------

TRADING COMPANIES & DISTRIBUTORS  1.2%
TAL International Group, Inc. ..............................   211,674       4,989,156
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  1.7%
Syniverse Holdings, Inc. (a)................................   431,000       7,180,460
                                                                          ------------

TOTAL COMMON STOCKS  92.9%.............................................    395,435,411
                                                                          ------------

INVESTMENT COMPANY  1.0%
iShares Russell 2000 Value Index Fund.......................    64,300       4,216,151
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE OBLIGATION  0.9%
Epicor Software Corp. ($4,672,000 par, 2.38% coupon, maturing
  05/15/27)............................................................   $  4,117,200
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  94.8%
  (Cost $372,343,437)..................................................    403,768,762
                                                                          ------------

REPURCHASE AGREEMENTS  5.1%
Banc of America Securities ($7,399,827 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $7,400,320).........      7,399,827
Citigroup Global Markets, Inc. ($7,399,827 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $7,400,259).........      7,399,827
JPMorgan Chase & Co. ($2,219,948 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $2,220,087)......................      2,219,948
State Street Bank & Trust Co. ($4,572,398 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $4,572,626).........      4,572,398
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $21,592,000)...................................................     21,592,000
                                                                          ------------

TOTAL INVESTMENTS  99.9%
  (Cost $393,935,437)..................................................    425,360,762
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%............................        444,405
                                                                          ------------

NET ASSETS  100.0%.....................................................   $425,805,167
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $393,935,437).......................  $425,360,762
Cash........................................................           363
Receivables:
  Fund Shares Sold..........................................     2,466,444
  Investments Sold..........................................       894,339
  Dividends.................................................       464,795
  Interest..................................................        43,211
Other.......................................................        76,423
                                                              ------------
    Total Assets............................................   429,306,337
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,296,159
  Fund Shares Repurchased...................................       520,527
  Investment Advisory Fee...................................       236,850
  Distributor and Affiliates................................         4,883
Trustees' Deferred Compensation and Retirement Plans........       146,057
Accrued Expenses............................................       296,694
                                                              ------------
    Total Liabilities.......................................     3,501,170
                                                              ------------
NET ASSETS..................................................  $425,805,167
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $396,519,913
Net Unrealized Appreciation.................................    31,425,325
Accumulated Net Investment Loss.............................      (134,321)
Accumulated Net Realized Loss...............................    (2,005,750)
                                                              ------------
NET ASSETS..................................................  $425,805,167
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $248,178,489 and 17,217,889 shares of
    beneficial interest issued and outstanding).............  $      14.41
    Maximum sales charge (5.75%* of offering price).........          0.88
                                                              ------------
    Maximum offering price to public........................  $      15.29
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $78,649,280 and 5,938,385 shares of
    beneficial interest issued and outstanding).............  $      13.24
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $64,491,851 and 4,876,372 shares of
    beneficial interest issued and outstanding).............  $      13.23
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,485,547 and 2,373,708 shares of
    beneficial interest issued and outstanding).............  $      14.53
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $43,082).....  $  3,304,892
Interest....................................................     1,101,176
                                                              ------------
    Total Income............................................     4,406,068
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,752,818
Distribution (12b-1) and Service Fees
  Class A...................................................       580,945
  Class B...................................................       710,461
  Class C...................................................       560,754
Transfer Agent Fees.........................................       987,867
Reports to Shareholders.....................................       190,678
Accounting and Administrative Expenses......................        95,300
Registration Fees...........................................        70,651
Professional Fees...........................................        64,373
Custody.....................................................        44,434
Trustees' Fees and Related Expenses.........................        28,783
Other.......................................................        30,456
                                                              ------------
    Total Expenses..........................................     6,117,520
    Less Credits Earned on Cash Balances....................        19,443
                                                              ------------
    Net Expenses............................................     6,098,077
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (1,692,009)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 22,466,607
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    97,691,401
  End of the Period.........................................    31,425,325
                                                              ------------
Net Unrealized Depreciation During the Period...............   (66,266,076)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(43,799,469)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(45,491,478)
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2008    MARCH 31, 2007
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (1,692,009)    $  (1,632,662)
Net Realized Gain.........................................     22,466,607        45,885,797
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (66,266,076)        4,085,422
                                                            -------------     -------------
Change in Net Assets from Operations......................    (45,491,478)       48,338,557
                                                            -------------     -------------

Distributions from Net Realized Gain:
  Class A Shares..........................................    (22,296,542)      (29,870,223)
  Class B Shares..........................................     (9,965,900)      (21,671,771)
  Class C Shares..........................................     (6,438,532)       (7,088,016)
  Class I Shares..........................................     (3,380,635)       (1,638,634)
                                                            -------------     -------------
Total Distributions.......................................    (42,081,609)      (60,268,644)
                                                            -------------     -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......    (87,573,087)      (11,930,087)
                                                            -------------     -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    294,818,583       104,040,991
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................     37,320,126        57,186,550
Cost of Shares Repurchased................................   (178,129,618)     (107,183,302)
                                                            -------------     -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    154,009,091        54,044,239
                                                            -------------     -------------
TOTAL INCREASE IN NET ASSETS..............................     66,436,004        42,114,152
NET ASSETS:
Beginning of the Period...................................    359,369,163       317,255,011
                                                            -------------     -------------
End of the Period (Including accumulated net investment
  loss of $134,321 and $110,694, respectively)............  $ 425,805,167     $ 359,369,163
                                                            =============     =============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS A SHARES                                ----------------------------------------------
                                               2008      2007      2006      2005      2004
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $17.57    $18.23    $17.17    $16.28    $10.62
                                              ------    ------    ------    ------    ------
  Net Investment Income/Loss (a)............   (0.03)    (0.03)     0.03     (0.05)    (0.07)
  Net Realized and Unrealized Gain/Loss.....   (1.49)     2.91      3.52      1.52      5.73
                                              ------    ------    ------    ------    ------
Total from Investment Operations............   (1.52)     2.88      3.55      1.47      5.66
Less Distributions from Net Realized Gain...    1.64      3.54      2.49      0.58       -0-
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $14.41    $17.57    $18.23    $17.17    $16.28
                                              ======    ======    ======    ======    ======

Total Return* (b)...........................  -9.31%    16.70%    22.13%     9.12%    53.30%
Net Assets at End of the Period (In
  millions).................................  $248.2    $192.7    $154.4    $202.2    $204.8
Ratio of Expenses to Average Net Assets*....   1.29%     1.32%     1.38%     1.45%     1.50%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.......................  (0.21%)   (0.16%)    0.14%    (0.30%)   (0.49%)
Portfolio Turnover..........................     46%       53%       40%       40%       48%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................     N/A       N/A       N/A       N/A     1.50%
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A       N/A       N/A       N/A    (0.49%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS B SHARES                             -----------------------------------------------------
                                            2008       2007        2006        2005        2004
                                           -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $16.35     $17.30      $16.53      $15.81      $10.39
                                           ------     ------      ------      ------      ------
  Net Investment Loss (a)................   (0.11)     (0.16)      (0.12)      (0.17)      (0.17)
  Net Realized and Unrealized
    Gain/Loss............................   (1.36)      2.75        3.38        1.47        5.59
                                           ------     ------      ------      ------      ------
Total from Investment Operations.........   (1.47)      2.59        3.26        1.30        5.42
Less Distributions from Net Realized
  Gain...................................    1.64       3.54        2.49        0.58         -0-
                                           ------     ------      ------      ------      ------
NET ASSET VALUE, END OF THE PERIOD.......  $13.24     $16.35      $17.30      $16.53      $15.81
                                           ======     ======      ======      ======      ======

Total Return* (b)........................  -9.64%(c)  15.81%      21.19%       8.31%      52.17%
Net Assets at End of the Period (In
  millions)..............................  $ 78.6     $115.1      $116.4      $131.4      $135.0
Ratio of Expenses to Average Net
  Assets*................................   1.73%(c)   2.08%       2.15%       2.21%       2.25%
Ratio of Net Investment Loss to Average
  Net Assets*............................  (0.68%)(c) (0.92%)     (0.70%)     (1.06%)     (1.24%)
Portfolio Turnover.......................     46%        53%         40%         40%         48%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................     N/A        N/A         N/A         N/A       2.25%
   Ratio of Net Investment Loss to
     Average Net Assets..................     N/A        N/A         N/A         N/A      (1.24%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS C SHARES                             ---------------------------------------------------
                                            2008        2007       2006       2005       2004
                                           ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $16.38      $17.33     $16.55     $15.83     $10.40
                                           ------      ------     ------     ------     ------
  Net Investment Loss (a)................   (0.15)      (0.16)     (0.11)     (0.16)     (0.17)
  Net Realized and Unrealized
    Gain/Loss............................   (1.36)       2.75       3.38       1.46       5.60
                                           ------      ------     ------     ------     ------
Total from Investment Operations.........   (1.51)       2.59       3.27       1.30       5.43
Less Distributions from Net Realized
  Gain...................................    1.64        3.54       2.49       0.58        -0-
                                           ------      ------     ------     ------     ------
NET ASSET VALUE, END OF THE PERIOD.......  $13.23      $16.38     $17.33     $16.55     $15.83
                                           ======      ======     ======     ======     ======

Total Return* (b)........................  -9.95%      15.78%(c)  21.23%(c)   8.30%(c)  52.21%
Net Assets at End of the Period (In
  millions)..............................  $ 64.5      $ 42.7     $ 36.7     $ 38.0     $ 43.7
Ratio of Expenses to Average Net
  Assets*................................   2.04%       2.07%(c)   2.12%(c)   2.16%(c)   2.25%
Ratio of Net Investment Loss to Average
  Net Assets*............................  (0.95%)     (0.91%)(c) (0.67%)(c) (1.01%)(c) (1.24%)
Portfolio Turnover.......................     46%         53%        40%        40%        48%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................     N/A         N/A        N/A        N/A      2.25%
   Ratio of Net Investment Loss to
     Average Net Assets..................     N/A         N/A        N/A        N/A     (1.24%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               AUGUST 12, 2005
                                                  YEAR ENDED MARCH 31,          (COMMENCEMENT
CLASS I SHARES                                    ---------------------       OF OPERATIONS) TO
                                                   2008          2007          MARCH 31, 2006
                                                  ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $17.66        $18.26             $18.68
                                                  ------        ------             ------
  Net Investment Income/Loss (a)................    0.02          0.01              (0.01)
  Net Realized and Unrealized Gain/Loss.........   (1.51)         2.93               2.08
                                                  ------        ------             ------
Total from Investment Operations................   (1.49)         2.94               2.07
Less Distributions from Net Realized Gain.......    1.64          3.54               2.49
                                                  ------        ------             ------
NET ASSET VALUE, END OF THE PERIOD..............  $14.53        $17.66             $18.26
                                                  ======        ======             ======

Total Return (b)................................  -9.03%        16.96%             12.42%*
Net Assets at End of the Period (In millions)...  $ 34.5        $  8.8             $  9.8
Ratio of Expenses to Average Net Assets.........   1.06%         1.07%              1.13%
Ratio of Net Investment Income/Loss to Average
  Net Assets....................................   0.12%         0.08%             (0.11%)
Portfolio Turnover..............................     46%           53%                40%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $397,355,078
                                                                ============
Gross tax unrealized appreciation...........................    $ 69,231,144
Gross tax unrealized depreciation...........................     (41,225,460)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 28,005,684
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the fiscal years ended March 31, 2008 and 2007 were as follows:

                                                                 2008           2007
Distributions paid from:
  Ordinary income...........................................  $10,626,919    $ 1,557,843
  Long-term capital gain....................................   31,454,690     58,710,801
                                                              -----------    -----------
                                                              $42,081,609    $60,268,644
                                                              ===========    ===========

    Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED LOSS    CAPITAL
 $1,668,381         $(1,612,504)    $(55,877)

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $      -0-
Undistributed long-term capital gain........................     1,413,893

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $19,443 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................      .670%
Next $500 million...........................................      .645%
Over $1 billion.............................................      .620%

    The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average daily net assets, 2.25% of Class B average daily net assets, 2.25% of Class C average daily net assets and 1.25% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser did not waive any of its advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $7,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $74,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

"Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $527,000 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $62,805 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,343.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $183,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $90,500. Sales charges do not represent expenses of the Fund.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                              FOR THE                         FOR THE
                                             YEAR ENDED                     YEAR ENDED
                                           MARCH 31, 2008                 MARCH 31, 2007
                                    ----------------------------    ---------------------------
                                      SHARES           VALUE          SHARES          VALUE
Sales:
  Class A.........................   11,910,661    $ 198,211,387     4,320,703    $  77,252,037
  Class B.........................      857,433       13,697,192     1,021,293       17,074,830
  Class C.........................    2,873,114       44,831,069       573,877        9,524,692
  Class I.........................    2,222,028       38,078,935        10,607          189,432
                                    -----------    -------------    ----------    -------------
Total Sales.......................   17,863,236    $ 294,818,583     5,926,480    $ 104,040,991
                                    ===========    =============    ==========    =============
Dividend Reinvestment:
  Class A.........................    1,281,735    $  19,713,083     1,717,256    $  28,953,034
  Class B.........................      672,189        9,498,035     1,290,963       20,293,974
  Class C.........................      334,525        4,730,179       400,057        6,300,908
  Class I.........................      218,129        3,378,829        96,789        1,638,634
                                    -----------    -------------    ----------    -------------
Total Dividend Reinvestment.......    2,506,578    $  37,320,126     3,505,065    $  57,186,550
                                    ===========    =============    ==========    =============
Repurchases:
  Class A.........................   (6,940,745)   $(114,595,672)   (3,542,822)   $ (62,785,913)
  Class B.........................   (2,629,559)     (40,609,008)   (2,004,704)     (33,760,157)
  Class C.........................     (937,718)     (14,145,784)     (483,010)      (8,144,836)
  Class I.........................     (567,347)      (8,779,154)     (140,859)      (2,492,396)
                                    -----------    -------------    ----------    -------------
Total Repurchases.................  (11,075,369)   $(178,129,618)   (6,171,395)   $(107,183,302)
                                    ===========    =============    ==========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $20,300, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $286,353,207 and $178,252,056, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $200,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Small Cap Value Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Small Cap Value Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Value Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 39% of the distributions qualify for the dividends received deduction. The Fund designated and paid $31,454,690 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $10,626,919 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 1999  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 1999  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             78, 178, 278, 678
                                                                   SCVANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02719P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index and the S&P 500(R) Index from 6/30/01 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                    VAN KAMPEN VALUE
                                                   OPPORTUNITIES FUND       RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                   ------------------       ------------------------          -------------
6/01                                                     9424.86                    10000.00                    10000.00
                                                         7977.74                     8904.86                     8532.26
                                                         8807.91                     9561.47                     9444.76
3/02                                                     9386.39                     9952.63                     9471.66
                                                         8154.78                     9104.86                     8202.73
                                                         6484.63                     7395.66                     6785.78
                                                         7360.85                     8077.23                     7358.49
3/03                                                     7030.98                     7684.37                     7126.84
                                                         8501.27                     9011.68                     8223.92
                                                         9038.49                     9197.75                     8441.18
                                                        10085.50                    10502.80                     9469.13
3/04                                                    10426.00                    10821.00                     9629.42
                                                        10634.20                    10916.20                     9795.20
                                                        10804.50                    11084.70                     9612.24
                                                        11822.30                    12235.20                    10499.60
3/05                                                    11793.40                    12245.90                    10274.00
                                                        11668.20                    12450.90                    10414.70
                                                        11822.30                    12934.50                    10790.00
                                                        12629.80                    13098.20                    11015.30
3/06                                                    13103.40                    13875.50                    11478.70
                                                        12945.50                    13957.40                    11313.30
                                                        13671.70                    14825.60                    11954.30
                                                        14538.00                    16012.00                    12754.90
3/07                                                    14809.00                    16210.70                    12836.50
                                                        15757.90                    17009.10                    13642.40
                                                        15170.50                    16967.80                    13919.30
                                                        13773.20                    15984.20                    13455.50
3/08                                                    12133.80                    14590.60                    12184.70

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 6/25/01         since 6/25/01         since 6/25/01      since 3/23/05
------------------------------------------------------------------------------------------------------
AVERAGE                             W/MAX                 W/MAX                 W/MAX
ANNUAL                              5.75%                 5.00%                 1.00%
TOTAL                  W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
RETURNS                 CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE       CHARGES

Since Inception           4.05%      3.14%      3.27%      3.27%      3.27%      3.27%        1.65%

5-Year                   11.53      10.20      10.72      10.52      10.72      10.72           --

1-Year                  -18.06     -22.78     -18.70     -22.41     -18.69     -19.43       -17.91
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursement, the fund's returns would have been lower.

The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is an index of the 1000 largest U.S. companies based on total market capitalization. The S&P 500(R) Index is generally representative of the U.S. stock market. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Worsening market conditions led to declining performance for the stock market in the 12 months ended March 31, 2008. In fact, within the Fund's universe of value stocks (as represented by the Russell 1000(R) Value Index), six of the Index's 10 sectors had negative returns for the period. Weakening economic growth, an increasingly likely recession, and some inflationary pressures contributed to a pessimistic outlook for the economy. Further dampening sentiment was the ongoing fallout from the subprime mortgage market and deteriorating credit conditions. This deterioration drove down prices of debt instruments from unusually narrow yield spreads to very wide spreads. The debt market weakness combined with tighter credit resulted in multi-billion dollar losses at the largest financial institutions and drove a tightening in credit availability and pricing. Further liquidity concerns, particularly at Bear Stearns, resulted in its emergency "fire sale" to JP Morgan Chase. As a result of these conditions, the Federal Reserve cut interest rates and took unprecedented measures to bolster liquidity and to keep order in the financial markets. In addition, the Federal government passed a fiscal stimulus bill and is contemplating further stimulus measures. During the period under review, the array of investor concerns--recession, capital markets instability, turbulence in the fixed income markets, inflationary pressures, and the potency of monetary and fiscal actions--have caused a material increase in volatility relative to one year earlier.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Value Opportunities Fund underperformed the Russell 1000(R) Value Index and the S&P 500(R) Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-----------------------------------------------------------------------------------
                                              RUSSELL 1000(R)    S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I     VALUE INDEX         INDEX

      -18.06%   -18.70%   -18.69%   -17.91%        -9.99%          -5.08%
-----------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

One factor driving the Fund's underperformance relative to the Russell 1000 Value Index was a lack of exposure to the energy sector. During the period under review, energy continued to be the best performing sector in the Russell 1000(R) Value Index. However, the excessively high valuations of most energy stocks and concerns we have about supply-demand dynamics have made these stocks unfit investment candidates by our risk-reward standards. As such, the Fund has not held any energy positions for some time. The industrials sector was another source of relative weakness, largely due to the Fund's exposure to airline stocks. With the weaker economic environment reducing demand for flights and fuel costs continuing to rise, airline companies' financial health suffered. However, the airline industry has begun to rationalize their capacity. In the materials sector, holdings in the paper and packaging segments had a detrimental effect on relative performance. In particular, the Fund's holding in a newsprint stock declined, driven by weaker demand and concerns about the company's debt levels. However, the company refinanced its debt and export sales have begun to prop up demand. Another holding, a container board company, had disappointing performance as the slowing economy reduced demand and as the company's restructuring plan was more expensive and took longer than expected to execute. Nevertheless, we believe that the company's consolidation of some of its factories will reduce expense levels over time.

The Fund had positive relative performance elsewhere. Positive performance in the financials sector was driven by several areas, although insurance had the largest positive impact. Within the insurance segment, decent earnings, helped by a relatively low level of catastrophic events, combined with attractive valuations to drive performance during the period. The Fund's telecommunication services holdings also generated positive performance as the companies profited from market share gains in their cellular service and cost reductions. The Fund's positive return in the consumer staples sector was driven by a beverage company which benefited from strong sales overseas, as weakness in the U.S. dollar helped to bolster profits, and from abating concerns that the company's waters would cannibalize sales in its other beverage brands.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
International Paper Co.                                           3.8%
AbitibiBowater, Inc.                                              3.3
Comcast Corp., Class A                                            3.3
Viacom, Inc., Class B                                             3.1
Wal-Mart Stores, Inc.                                             3.0
Aspen Insurance Holdings, Ltd.                                    2.9
Flagstone Reinsurance Holdings, Ltd.                              2.6
Smurfit-Stone Container Corp.                                     2.5
Pantry, Inc.                                                      2.5
Wyeth                                                             2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Pharmaceuticals                                                  10.7%
Paper Products                                                    8.9
Property & Casualty Insurance                                     7.2
Packaged Foods & Meats                                            6.6
Movies & Entertainment                                            5.4
Airlines                                                          5.0
Integrated Telecommunication Services                             4.1
Diversified Banks                                                 3.7
Other Diversified Financial Services                              3.4
Broadcasting & Cable TV                                           3.3
Hypermarkets & Super Centers                                      3.0
Apparel, Accessories & Luxury Goods                               2.9
Reinsurance                                                       2.6
Paper Packaging                                                   2.5
Food Retail                                                       2.5
Household Products                                                2.4
Multi-Line Insurance                                              2.2
Soft Drinks                                                       2.1
Drug Retail                                                       1.6
Internet Retail                                                   1.5
Life & Health Insurance                                           1.4
Asset Management & Custody Banks                                  1.3
Diversified Chemicals                                             1.2
Data Processing & Outsourced Services                             1.2
Electronic Manufacturing Services                                 1.2
Multi-Utilities                                                   1.2
Computer Hardware                                                 1.1
Internet Software & Services                                      1.1
Investment Banking & Brokerage                                    0.8
Thrifts & Mortgage Finance                                        0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
                                       (continued from previous page)
Aluminum                                                          0.5
Gold                                                              0.3
                                                                -----
Total Long-Term Investments                                      93.7
Total Repurchase Agreements                                       3.8
                                                                -----
Total Investments                                                97.5
Other Assets in Excess of Liabilities                             2.5
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  799.83          $ 5.85
  Hypothetical...............................     1,000.00         1,018.50            6.56
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           796.86            9.25
  Hypothetical...............................     1,000.00         1,014.70           10.38
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           797.03            9.12
  Hypothetical...............................     1,000.00         1,014.85           10.23
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           800.20            4.82
  Hypothetical...............................     1,000.00         1,019.65            5.40
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.06%, 2.03% and 1.07% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  93.7%
AIRLINES  5.0%
AMR Corp. (a)...............................................   285,200    $  2,572,504
Continental Airlines, Inc., Class B (a).....................   184,000       3,538,320
Southwest Airlines Co. .....................................   345,700       4,286,680
                                                                          ------------
                                                                            10,397,504
                                                                          ------------
ALUMINUM  0.5%
Alcoa, Inc. ................................................    26,900         970,014
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.9%
Hanesbrands, Inc. (a).......................................   158,000       4,613,600
Liz Claiborne, Inc. ........................................    81,000       1,470,150
                                                                          ------------
                                                                             6,083,750
                                                                          ------------
ASSET MANAGEMENT & CUSTODY BANKS  1.3%
Bank of New York Mellon Corp. ..............................    65,283       2,724,260
                                                                          ------------

BROADCASTING & CABLE TV  3.3%
Comcast Corp., Class A......................................   349,000       6,749,660
                                                                          ------------

COMPUTER HARDWARE  1.1%
Dell, Inc. (a)..............................................   110,600       2,203,152
                                                                          ------------

DATA PROCESSING & OUTSOURCED SERVICES  1.2%
Computer Sciences Corp. (a).................................    58,900       2,402,531
                                                                          ------------

DIVERSIFIED BANKS  3.7%
Barclays PLC--ADR (United Kingdom)..........................    40,000       1,448,000
Wachovia Corp. .............................................   163,200       4,406,400
Wells Fargo & Co. ..........................................    64,900       1,888,590
                                                                          ------------
                                                                             7,742,990
                                                                          ------------
DIVERSIFIED CHEMICALS  1.2%
Du Pont (E.I.) de Nemours & Co. ............................    54,900       2,567,124
                                                                          ------------

DRUG RETAIL  1.6%
CVS Caremark Corp. .........................................    81,200       3,289,412
                                                                          ------------

ELECTRONIC MANUFACTURING SERVICES  1.2%
Kemet Corp. (a).............................................   587,520       2,373,581
                                                                          ------------

FOOD RETAIL  2.5%
Pantry, Inc. (a)............................................   245,100       5,166,708
                                                                          ------------

GOLD  0.3%
Newmont Mining Corp. .......................................    13,500         611,550
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  2.4%
Kimberly-Clark Corp. .......................................    35,200    $  2,272,160
Procter & Gamble Co. .......................................    38,900       2,725,723
                                                                          ------------
                                                                             4,997,883
                                                                          ------------
HYPERMARKETS & SUPER CENTERS  3.0%
Wal-Mart Stores, Inc. ......................................   119,100       6,274,188
                                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES  4.1%
AT&T, Inc. .................................................   103,700       3,971,710
Verizon Communications, Inc. ...............................   125,200       4,563,540
                                                                          ------------
                                                                             8,535,250
                                                                          ------------
INTERNET RETAIL  1.5%
Orbitz Worldwide, Inc. (a)..................................   436,500       3,007,485
                                                                          ------------

INTERNET SOFTWARE & SERVICES  1.1%
eBay, Inc. (a)..............................................    72,700       2,169,368
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  0.8%
Merrill Lynch & Co., Inc. ..................................    42,900       1,747,746
                                                                          ------------

LIFE & HEALTH INSURANCE  1.4%
MetLife, Inc. ..............................................    48,500       2,922,610
                                                                          ------------

MOVIES & ENTERTAINMENT  5.4%
Time Warner, Inc. ..........................................   331,200       4,643,424
Viacom, Inc., Class B (a)...................................   162,200       6,426,364
                                                                          ------------
                                                                            11,069,788
                                                                          ------------
MULTI-LINE INSURANCE  2.2%
American International Group, Inc. .........................    34,700       1,500,775
Hartford Financial Services Group, Inc. ....................    40,300       3,053,531
                                                                          ------------
                                                                             4,554,306
                                                                          ------------
MULTI-UTILITIES  1.2%
CMS Energy Corp. ...........................................   175,200       2,372,208
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.4%
Bank of America Corp. ......................................    94,800       3,593,868
Citigroup, Inc. ............................................   162,700       3,485,034
                                                                          ------------
                                                                             7,078,902
                                                                          ------------
PACKAGED FOODS & MEATS  6.6%
Cadbury Schweppes PLC--ADR (United Kingdom).................   100,600       4,448,532
Kraft Foods, Inc., Class A..................................    87,400       2,710,274
Sara Lee Corp. .............................................   196,500       2,747,070
Unilever NV (Netherlands)...................................   112,800       3,804,744
                                                                          ------------
                                                                            13,710,620
                                                                          ------------
PAPER PACKAGING  2.5%
Smurfit-Stone Container Corp. (a)...........................   677,000       5,212,900
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PAPER PRODUCTS  8.9%
AbitibiBowater, Inc. .......................................   532,682    $  6,876,925
International Paper Co. ....................................   291,275       7,922,680
MeadWestvaco Corp. .........................................   129,200       3,516,824
                                                                          ------------
                                                                            18,316,429
                                                                          ------------
PHARMACEUTICALS  10.7%
Abbott Laboratories.........................................    36,000       1,985,400
Bristol-Myers Squibb Co. ...................................   197,400       4,204,620
Eli Lilly & Co. ............................................    34,000       1,754,060
Pfizer, Inc. ...............................................    84,680       1,772,352
Schering-Plough Corp. ......................................   205,400       2,959,814
Watson Pharmaceuticals, Inc. (a)............................   149,100       4,371,612
Wyeth.......................................................   119,230       4,979,045
                                                                          ------------
                                                                            22,026,903
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  7.2%
Allied World Assurance Holdings, Ltd. (Bermuda).............    82,000       3,255,400
Aspen Insurance Holdings, Ltd. (Bermuda)....................   230,500       6,080,590
Chubb Corp. ................................................    70,900       3,508,132
Travelers Cos., Inc. .......................................    43,800       2,095,830
                                                                          ------------
                                                                            14,939,952
                                                                          ------------
REINSURANCE  2.6%
Flagstone Reinsurance Holdings, Ltd. (Bermuda)..............   444,300       5,376,030
                                                                          ------------

SOFT DRINKS  2.1%
Coca-Cola Co. ..............................................    70,400       4,285,248
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  0.8%
Federal Home Loan Mortgage Corp. ...........................    65,620       1,661,498
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  93.7%
  (Cost $224,735,557)..................................................    193,541,550
                                                                          ------------

REPURCHASE AGREEMENTS  3.8%
Banc of America Securities ($2,710,163 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $2,710,343).........      2,710,163
Citigroup Global Markets, Inc. ($2,710,162 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $2,710,320).........      2,710,162

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
JPMorgan Chase & Co. ($813,049 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
03/31/08, to be sold on 04/01/08 at $813,100)..........................   $    813,049
State Street Bank & Trust Co. ($1,674,626 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $1,674,710).........      1,674,626
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS  3.8%
  (Cost $7,908,000)....................................................      7,908,000
                                                                          ------------

TOTAL INVESTMENTS  97.5%
  (Cost $232,643,557)..................................................    201,449,550
OTHER ASSETS IN EXCESS OF LIABILITIES  2.5%............................      5,201,469
                                                                          ------------

NET ASSETS  100.0%.....................................................   $206,651,019
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $232,643,557).......................  $201,449,550
Cash........................................................           758
Receivables:
  Investments Sold..........................................     5,338,100
  Fund Shares Sold..........................................       378,696
  Dividends.................................................       265,391
  Interest..................................................           473
Other.......................................................        55,164
                                                              ------------
    Total Assets............................................   207,488,132
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       329,774
  Investment Advisory Fee...................................       132,554
  Distributor and Affiliates................................        96,100
Trustees' Deferred Compensation and Retirement Plans........       116,357
Accrued Expenses............................................       162,328
                                                              ------------
    Total Liabilities.......................................       837,113
                                                              ------------
NET ASSETS..................................................  $206,651,019
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $242,567,715
Accumulated Undistributed Net Investment Income.............       (14,807)
Accumulated Net Realized Loss...............................    (4,707,882)
Net Unrealized Depreciation.................................   (31,194,007)
                                                              ------------
NET ASSETS..................................................  $206,651,019
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $112,132,897 and 11,480,428 shares of
    beneficial interest issued and outstanding).............  $       9.77
    Maximum sales charge (5.75%* of offering price).........          0.60
                                                              ------------
    Maximum offering price to public........................  $      10.37
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $24,583,343 and 2,577,310 shares of
    beneficial interest issued and outstanding).............  $       9.54
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,118,075 and 2,002,308 shares of
    beneficial interest issued and outstanding).............  $       9.55
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,816,704 and 5,200,514 shares of
    beneficial interest issued and outstanding).............  $       9.77
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $30,824).....  $  4,576,048
Interest....................................................       724,217
                                                              ------------
    Total Income............................................     5,300,265
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,003,577
Distribution (12b-1) and Service Fees
  Class A...................................................       459,782
  Class B...................................................       340,148
  Class C...................................................       275,889
Transfer Agent Fees.........................................       409,661
Reports to Shareholders.....................................        90,067
Accounting and Administrative Expenses......................        75,805
Registration Fees...........................................        60,385
Professional Fees...........................................        57,074
Trustees' Fees and Related Expenses.........................        26,730
Custody.....................................................        21,924
Other.......................................................        26,571
                                                              ------------
  Total Expenses............................................     3,847,613
  Less Credits Earned on Cash Balances......................        14,661
                                                              ------------
  Net Expenses..............................................     3,832,952
                                                              ------------
NET INVESTMENT INCOME.......................................  $  1,467,313
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  7,613,322
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    26,596,972
  End of the Period.........................................   (31,194,007)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (57,790,979)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(50,177,657)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(48,710,344)
                                                              ============

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2008   MARCH 31, 2007
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $   1,467,313     $  2,192,934
Net Realized Gain...........................................      7,613,322       14,305,521
Net Unrealized Appreciation/Depreciation During the
  Period....................................................    (57,790,979)      14,504,544
                                                              -------------     ------------
Change in Net Assets from Operations........................    (48,710,344)      31,002,999
                                                              -------------     ------------

Distributions from Net Investment Income:
  Class A Shares............................................       (862,649)      (1,928,563)
  Class B Shares............................................             (9)        (110,722)
  Class C Shares............................................             (2)         (59,828)
  Class I Shares............................................       (496,567)          (1,272)
                                                              -------------     ------------
                                                                 (1,359,227)      (2,100,385)
                                                              -------------     ------------

Distributions from Net Realized Gain:
  Class A Shares............................................    (12,428,405)     (12,193,991)
  Class B Shares............................................     (2,856,882)      (2,422,455)
  Class C Shares............................................     (2,324,110)      (1,798,599)
  Class I Shares............................................     (4,546,549)          (6,827)
                                                              -------------     ------------
                                                                (22,155,946)     (16,421,872)
                                                              -------------     ------------
Total Distributions.........................................    (23,515,173)     (18,522,257)
                                                              -------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........    (72,225,517)      12,480,742
                                                              -------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................    137,266,693       88,005,864
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................     22,415,470       17,400,529
Cost of Shares Repurchased..................................   (152,211,413)     (84,209,528)
                                                              -------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      7,470,750       21,196,865
                                                              -------------     ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................    (64,754,767)      33,677,607
NET ASSETS:
Beginning of the Period.....................................    271,405,786      237,728,179
                                                              -------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $(14,807) and $575,431,
  respectively).............................................  $ 206,651,019     $271,405,786
                                                              =============     ============

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                              -----------------------------------------------
                                             2008       2007      2006      2005      2004
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 13.11    $12.45    $12.24    $11.02    $ 7.46
                                            -------    ------    ------    ------    ------
  Net Investment Income (a)...............     0.09      0.13      0.10      0.06      0.06
  Net Realized and Unrealized Gain/Loss...    (2.29)     1.47      1.22      1.38      3.54
                                            -------    ------    ------    ------    ------
Total from Investment Operations..........    (2.20)     1.60      1.32      1.44      3.60
                                            -------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income................................     0.07      0.13      0.07      0.03      0.04
  Distributions from Net Realized Gain....     1.07      0.81      1.04      0.19       -0-
                                            -------    ------    ------    ------    ------
Total Distributions.......................     1.14      0.94      1.11      0.22      0.04
                                            -------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $  9.77    $13.11    $12.45    $12.24    $11.02
                                            =======    ======    ======    ======    ======

Total Return* (b).........................  -18.06%    13.02%    11.11%    13.12%    48.29%
Net Assets at End of the Period (In
  millions)...............................  $ 112.1    $206.3    $171.7    $105.8    $ 52.4
Ratio of Expenses to Average Net
  Assets*.................................    1.28%     1.28%     1.38%     1.41%     1.45%
Ratio of Net Investment Income to Average
  Net Assets*.............................    0.69%     1.05%     0.80%     0.55%     0.57%
Portfolio Turnover........................      54%       60%       56%       46%       61%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................      N/A       N/A       N/A       N/A     1.71%
   Ratio of Net Investment Income to
     Average Net Assets...................      N/A       N/A       N/A       N/A     0.31%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              -----------------------------------------------
                                             2008       2007      2006      2005      2004
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 12.85    $12.22    $12.07    $10.92    $ 7.41
                                            -------    ------    ------    ------    ------
  Net Investment Income/Loss (a)..........    (0.01)     0.04      0.01     (0.02)    (0.02)
  Net Realized and Unrealized Gain/Loss...    (2.23)     1.44      1.18      1.36      3.53
                                            -------    ------    ------    ------    ------
Total from Investment Operations..........    (2.24)     1.48      1.19      1.34      3.51
                                            -------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income................................      -0-      0.04       -0-       -0-       -0-
  Distributions from Net Realized Gain....     1.07      0.81      1.04      0.19       -0-
                                            -------    ------    ------    ------    ------
Total Distributions.......................     1.07      0.85      1.04      0.19       -0-
                                            -------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $  9.54    $12.85    $12.22    $12.07    $10.92
                                            =======    ======    ======    ======    ======

Total Return* (b).........................  -18.70%    12.24%    10.18%    12.30%    47.37%
Net Assets at End of the Period (In
  millions)...............................  $  24.6    $ 34.4    $ 35.5    $ 34.5    $ 24.2
Ratio of Expenses to Average Net
  Assets*.................................    2.04%     2.04%     2.13%     2.17%     2.20%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.....................   (0.05%)    0.30%     0.05%    (0.21%)   (0.25%)
Portfolio Turnover........................      54%       60%       56%       46%       61%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................      N/A       N/A       N/A       N/A     2.46%
   Ratio of Net Investment Loss to Average
     Net Assets...........................      N/A       N/A       N/A       N/A    (0.51%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              -----------------------------------------------
                                             2008       2007      2006      2005      2004
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 12.86    $12.22    $12.07    $10.92    $ 7.41
                                            -------    ------    ------    ------    ------
  Net Investment Income/Loss (a)..........      -0-(b)   0.04      0.01     (0.02)    (0.02)
  Net Realized and Unrealized Gain/Loss...    (2.24)     1.44      1.18      1.36      3.53
                                            -------    ------    ------    ------    ------
Total from Investment Operations..........    (2.24)     1.48      1.19      1.34      3.51
                                            -------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income................................      -0-      0.03       -0-       -0-       -0-
  Distributions from Net Realized Gain....     1.07      0.81      1.04      0.19       -0-
                                            -------    ------    ------    ------    ------
Total Distributions.......................     1.07      0.84      1.04      0.19       -0-
                                            -------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $  9.55    $12.86    $12.22    $12.07    $10.92
                                            =======    ======    ======    ======    ======

Total Return* (c).........................  -18.69%(d) 12.24%    10.18%    12.30%    47.37%
Net Assets at End of the Period (In
  millions)...............................  $  19.1    $ 30.5    $ 27.5    $ 27.9    $ 17.8
Ratio of Expenses to Average Net
  Assets*.................................    2.03%(d)  2.04%     2.13%     2.17%     2.20%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.....................   (0.04%)(d)  0.29%    0.05%    (0.21%)   (0.23%)
Portfolio Turnover........................      54%       60%       56%       46%       61%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................      N/A       N/A       N/A       N/A     2.46%
   Ratio of Net Investment Loss to Average
     Net Assets...........................      N/A       N/A       N/A       N/A    (0.49%)

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          MARCH 23, 2005
                                               YEAR ENDED MARCH 31,      (COMMENCEMENT OF
CLASS I SHARES                               -------------------------    OPERATIONS) TO
                                              2008      2007     2006     MARCH 31, 2005
                                             --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 13.13   $12.46   $12.24        $12.06
                                             -------   ------   ------        ------
  Net Investment Income (a)................     0.11     0.17     0.13           -0-(b)
  Net Realized and Unrealized Gain/Loss....    (2.28)    1.46     1.21          0.18
                                             -------   ------   ------        ------
Total from Investment Operations...........    (2.17)    1.63     1.34          0.18
                                             -------   ------   ------        ------
Less:
  Distributions from Net Investment
    Income.................................     0.12     0.15     0.08           -0-
  Distributions from Net Realized Gain.....     1.07     0.81     1.04           -0-
                                             -------   ------   ------        ------
Total Distributions........................     1.19     0.96     1.12           -0-
                                             -------   ------   ------        ------
NET ASSET VALUE, END OF THE PERIOD.........  $  9.77   $13.13   $12.46        $12.24
                                             =======   ======   ======        ======

Total Return (c)...........................  -17.91%   13.28%   11.33%         1.49%*
Net Assets at End of the Period (In
  millions)................................  $  50.8   $  0.2   $  3.0        $  0.9
Ratio of Expenses to Average Net Assets
  (d)......................................    1.07%    1.08%    1.13%         1.08%
Ratio of Net Investment Income to Average
  Net Assets...............................    1.03%    1.39%    1.02%         0.97%
Portfolio Turnover.........................      54%      60%      56%           46%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2008.

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $233,462,345
                                                                ============
Gross tax unrealized appreciation...........................    $ 12,777,523
Gross tax unrealized depreciation...........................     (44,790,318)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(32,012,795)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                 2008           2007
Distributions paid from:
  Ordinary income...........................................  $ 5,478,023    $10,162,620
  Long-term capital gain....................................   18,037,150      8,359,637
                                                              -----------    -----------
                                                              $23,515,173    $18,522,257
                                                              ===========    ===========

    Permanent differences, primarily due to reclassification of short-term capital gain to income, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET
  NET INVESTMENT INCOME     REALIZED LOSS   CAPITAL
       $(698,324)             $698,324        -0-

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $94,500

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and post-October losses of $3,889,094 which are not recognized for tax purposes until the first day of the following fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $14,661 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    The Adviser had agreed to waive all expenses in excess of 1.45% of Class A average daily net assets, 2.20% of Class B average daily net assets, 2.20% of Class C average daily net assets, and 1.20% of Class I average daily net assets. For the year ended March 31, 2008, the Adviser did not waive any of its advisory fees. This waiver has been discontinued.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $4,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $63,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $151,700 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $46,821 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $30,705.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $61,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $48,100. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                              FOR THE                        FOR THE
                                             YEAR ENDED                     YEAR ENDED
                                           MARCH 31, 2008                 MARCH 31, 2007
                                    ----------------------------    --------------------------
                                      SHARES           VALUE          SHARES         VALUE
Sales:
  Class A.........................    3,704,508    $  48,178,973     5,554,880    $ 70,980,597
  Class B.........................      633,943        8,211,408       814,492      10,228,298
  Class C.........................      248,144        3,116,859       527,046       6,564,925
  Class I.........................    6,245,279       77,759,453        18,199         232,044
                                    -----------    -------------    ----------    ------------
Total Sales.......................   10,831,874    $ 137,266,693     6,914,617    $ 88,005,864
                                    ===========    =============    ==========    ============
Dividend Reinvestment:
  Class A.........................    1,088,076    $  12,501,987     1,044,923    $ 13,406,366
  Class B.........................      241,112        2,710,124       189,122       2,382,928
  Class C.........................      192,134        2,161,508       127,195       1,603,927
  Class I.........................      439,186        5,041,851           569           7,308
                                    -----------    -------------    ----------    ------------
Total Dividend Reinvestment.......    1,960,508    $  22,415,470     1,361,809    $ 17,400,529
                                    ===========    =============    ==========    ============
Repurchases:
  Class A.........................   (9,045,167)   $(114,772,882)   (4,659,449)   $(59,168,283)
  Class B.........................     (977,528)     (11,677,787)   (1,231,747)    (15,462,551)
  Class C.........................     (806,875)      (9,335,547)     (532,707)     (6,617,835)
  Class I.........................   (1,498,531)     (16,425,197)     (248,305)     (2,960,859)
                                    -----------    -------------    ----------    ------------
Total Repurchases.................  (12,328,101)   $(152,211,413)   (6,672,208)   $(84,209,528)
                                    ===========    =============    ==========    ============

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $2,700, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $133,886,766 and $157,795,759, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $277,400 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered for future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statements of Operations for the fiscal period.

VAN KAMPEN VALUE OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Value Opportunities
Fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Value Opportunities Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Value Opportunities Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 81% of the distributions qualify for the dividends received deduction. The Fund designated and paid $18,037,150 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $5,478,023 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2001  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2001  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                         since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             57, 157, 257, 603
                                                                   OPPANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02675P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Leaders Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index, the Russell 1000(R) Value Index, the Lehman Brothers US Government/Credit Index and the MSCI EAFE Index from 2/28/2006 (first month-end after inception) through 3/31/2008. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                             LEHMAN BROTHERS
                                                                                                  U.S.
                                 VAN KAMPEN                           RUSSELL 1000 VALUE    GOVERNMENT/CREDIT
                                LEADERS FUND        S&P 500 INDEX            INDEX                INDEX          MSCI EAFE INDEX
                                ------------        -------------     ------------------    -----------------    ---------------
2/06                                 9425               10000                10000                10000               10000
3/06                                 9500               10125                10135                 9890               10330
                                     9450                9979                10195                 9876               10402
                                     9900               10544                10830                10263               10810
                                    10612               11250                11696                10369               11930
3/07                                10780               11322                11841                10521               12416
                                    11408               12033                12425                10469               13211
                                    11510               12277                12394                10784               13498
                                    11167               11868                11676                11118               13262
3/08                                10266               10747                10658                11400               12081

                             A SHARES              B SHARES              C SHARES           I SHARES
                           since 2/27/06         since 2/27/06         since 2/27/06      since 2/27/06
-------------------------------------------------------------------------------------------------------
AVERAGE                              W/MAX                 W/MAX                 W/MAX
ANNUAL                               5.75%                 5.00%                 1.00%
TOTAL                   W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
RETURNS                  CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception           4.18%       1.26%     3.40%       2.00%     3.40%       3.40%       4.42%

1-year                   -4.77      -10.27     -5.49      -10.15     -5.49       -6.43       -4.62
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500(R) Index is generally representative of the U.S. stock market. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Economic conditions shifted from growth to contraction during the 12-month period ending March 31, 2008, as the winding down of the cyclical excesses brought on by a broad-based global spike in housing demand hurt consumers and corporations alike.

The growth phase of the cycle began in 2002. In the wake of the market correction in 2000, the events surrounding September 11, 2001, and the subsequent recession that followed, global central banks responded with massive stimulus in the form of rate reductions and rebates, sowing the seeds for significant financial and "hard" asset appreciation from 2003 to 2007. Real estate, as well as metals and other commodities, dramatically outperformed historical rates of returns and were fed by seemingly limitless sources of funding. Inevitably, lending standards deteriorated, property values declined, and the "chain-reaction" of negative impact began to work its way back to financial institutions, lenders, builders, raw material providers and finally to the consumer.

Global economies were impacted quite differently as this cycle played out. For example, in the U.S., consumer spending contracted as the cost of maintaining one's mortgage increased, while the underlying value of the home declined. A deteriorating labor market, rising costs of food and fuel, and tighter credit combined to drive gross domestic product (GDP) growth from a range of 3 to 4 percent in 2007 to 1 to 2 percent projected for calendar 2008.

In Europe, local economies seemed a bit more insulated from residential price contractions, as strong exports kept GDP growth relatively stable, although more recent data indicates that Europe, too, was beginning to slow during the first calendar quarter of 2008. Interestingly, the European Central Bank maintained its interest rate policy (while other developed economies' central banks lowered rates), deeming inflation too great a risk to allow the bank to provide stimulus.

Asian economies began to contract as China tightened lending standards in an attempt to reduce inflationary growth. Most emerging markets, stung by the rapid rise of food and energy costs, sought ways to manage accelerating economic growth by adjusting interest rates, export policies, and currency valuations.

Generally, the backdrop for global equities and bonds shifted as the macroeconomic landscape changed. Equities corrected as valuations discounted the growing risk of lower revenue and profit growth. Volatility also spiked during the year, as "event" risk increased for individual sectors, most notably financial services. Government bonds rallied, as investors chose to ignore inflationary prospects and sought relative safety in long-dated AAA-rated credits. Lower rated debt and any pools of securities which held bonds of questionable quality saw their prices deteriorate rapidly as investors grew increasingly concerned that mortgage-related investments would not be able to meet scheduled interest payments.

PERFORMANCE ANALYSIS

Van Kampen Leaders Fund Class A and I shares outperformed the S&P 500(R) Index, Class B and C shares underperformed the S&P 500 Index, while all share classes outperformed the Russell 1000(R) Value Index, underperformed the Lehman Brothers U.S. Government/Credit Index and the MSCI EAFE Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

--------------------------------------------------------------------------------------------------------
                                                S&P         RUSSELL      LEHMAN BROTHERS     MSCI
                                               500(R)       1000(R)      U.S. GOVERNMENT/    EAFE
      CLASS A   CLASS B   CLASS C   CLASS I    INDEX      VALUE INDEX      CREDIT INDEX     INDEX

      -4.77%    -5.49%    -5.49%    -4.62%     -5.08%       -9.99%            8.35%         -2.70%
--------------------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Leaders Fund invests equally in three underlying Van Kampen funds--Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, and Van Kampen International Growth Fund.

Underlying fund performance for the 12-month period varied, with Van Kampen International Growth Fund providing positive total returns (+2.35 percent), while Van Kampen Equity and Income Fund (-4.35 percent) and Van Kampen Comstock Fund (-11.30 percent) declined in value (performance for underlying funds references Class I shares, unadjusted for sales charges). Relative to the U.S., international markets outperformed during the past year, and superior stock selection led to the positive performance of International Growth Fund over the MSCI EAFE Index for the period. In the U.S., value dramatically underperformed growth; thus, the value-oriented stock selection approach of both Comstock Fund and Equity and Income Fund negatively impacted overall returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 3/31/08
Primarily Foreign Equity                                         33.6%
Primarily Domestic Equity                                        33.0
Domestic Blend                                                   33.0
                                                                -----
Total Long-Term Investments                                      99.6
Total Repurchase Agreements                                       0.2
                                                                -----
Total Investments                                                99.8
Other Assets in Excess of Liabilities                             0.2
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  891.91           $2.36
  Hypothetical...............................     1,000.00         1,022.50            2.53
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           888.42            5.90
  Hypothetical...............................     1,000.00         1,018.75            6.31
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           888.42            5.90
  Hypothetical...............................     1,000.00         1,018.75            6.31
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           893.04            1.18
  Hypothetical...............................     1,000.00         1,023.75            1.26
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, 1.25%, 1.25% and 0.25% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN LEADERS FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS*
INVESTMENT COMPANIES  99.6%
Van Kampen Comstock Fund, Class I...........................    6,489,418   $101,754,073
Van Kampen Equity and Income Fund, Class I..................   12,502,424    101,894,755
Van Kampen International Growth Fund, Class I...............    4,731,755    103,483,473
                                                                            ------------

TOTAL LONG-TERM INVESTMENTS  99.6%
  (Cost $332,920,727)....................................................    307,132,301
                                                                            ------------

REPURCHASE AGREEMENTS  0.2%
Banc of America Securities ($183,693 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $183,706).............        183,693
Citigroup Global Markets, Inc. ($183,694 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $183,704).............        183,694
JPMorgan Chase & Co. ($55,108 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $55,111)...........................         55,108
State Street Bank & Trust Co. ($113,505 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 1.80%,
dated 03/31/08, to be sold on 04/01/08 at $113,511)......................        113,505
                                                                            ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $536,000)........................................................        536,000
                                                                            ------------

TOTAL INVESTMENTS  99.8%
  (Cost $333,456,727)....................................................    307,668,301
OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%..............................        673,599
                                                                            ------------

NET ASSETS  100.0%.......................................................   $308,341,900
                                                                            ============

* The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

UNDERLYING AFFILIATED FUND                                    PERCENT OF SHARES HELD
------------------------------------------------------------------------------------
Van Kampen International Growth Fund........................          9.70%

See Notes to Financial Statements                                              9

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $332,920,727).............................................  $307,132,301
Repurchase Agreements (Cost $536,000).......................       536,000
                                                              ------------
Total Investments (Cost $333,456,727).......................   307,668,301
Cash........................................................           518
Receivables:
  Fund Shares Sold..........................................     1,430,984
  Expense Reimbursement from Adviser........................        21,372
  Interest..................................................            32
Other.......................................................        13,526
                                                              ------------
    Total Assets............................................   309,134,733
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       520,097
  Distributor and Affiliates................................       161,884
Trustees' Deferred Compensation and Retirement Plans........        31,957
Accrued Expenses............................................        78,895
                                                              ------------
    Total Liabilities.......................................       792,833
                                                              ------------
NET ASSETS..................................................  $308,341,900
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $323,134,246
Accumulated Net Realized Gain...............................     9,624,109
Accumulated Undistributed Net Investment Income.............     1,371,971
Net Unrealized Depreciation.................................   (25,788,426)
                                                              ------------
NET ASSETS..................................................  $308,341,900
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $201,429,798 and 19,206,202 shares of
    beneficial interest issued and outstanding).............  $      10.49
    Maximum sales charge (5.75%* of offering price).........          0.64
                                                              ------------
    Maximum offering price to public........................  $      11.13
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $62,593,643 and 5,972,177 shares of
    beneficial interest issued and outstanding).............  $      10.48
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $43,983,604 and 4,196,877 shares of
    beneficial interest issued and outstanding).............  $      10.48
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $334,855 and 31,917 shares of beneficial
    interest issued and outstanding)........................  $      10.49
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $  5,412,772
Interest....................................................        61,776
                                                              ------------
    Total Income............................................     5,474,548
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................       467,528
  Class B...................................................       560,961
  Class C...................................................       421,327
Transfer Agent Fees.........................................       595,961
Reports to Shareholders.....................................        77,053
Registration Fees...........................................        66,246
Professional Fees...........................................        56,505
Accounting and Administrative Expenses......................        55,198
Trustees' Fees and Related Expenses.........................        22,298
Custody.....................................................        14,330
Other.......................................................        37,614
                                                              ------------
    Total Expenses..........................................     2,375,021
    Expense Reduction.......................................       203,030
    Less Credits Earned on Cash Balances....................         8,271
                                                              ------------
    Net Expenses............................................     2,163,720
                                                              ------------
NET INVESTMENT INCOME.......................................  $  3,310,828
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
REALIZED GAIN/LOSS:
  Realized Loss on Sales of Underlying Affiliated Fund
    Shares..................................................  $   (611,512)
  Realized Gain Distributions from Underlying Affiliated
    Fund Shares.............................................    11,206,973
                                                              ------------
Net Realized Gain...........................................    10,595,461
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     9,990,672
  End of the Period.........................................   (25,788,426)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (35,779,098)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(25,183,637)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(21,872,809)
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2008    MARCH 31, 2007
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  3,310,828      $  1,219,100
Net Realized Gain.........................................     10,595,461         3,114,319
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (35,779,098)        9,998,375
                                                             ------------      ------------
Change in Net Assets from Operations......................    (21,872,809)       14,331,794
                                                             ------------      ------------

Distributions from Net Investment Income:
  Class A Shares..........................................     (2,508,123)       (1,172,339)
  Class B Shares..........................................       (321,952)         (184,161)
  Class C Shares..........................................       (238,790)         (162,681)
  Class I Shares..........................................         (4,997)           (3,861)
                                                             ------------      ------------
                                                               (3,073,862)       (1,523,042)
                                                             ------------      ------------

Distributions from Net Realized Gain:
  Class A Shares..........................................     (1,896,028)          (13,991)
  Class B Shares..........................................       (566,335)           (4,040)
  Class C Shares..........................................       (418,670)           (3,517)
  Class I Shares..........................................         (2,974)              (38)
                                                             ------------      ------------
                                                               (2,884,007)          (21,586)
                                                             ------------      ------------
Total Distributions.......................................     (5,957,869)       (1,544,628)
                                                             ------------      ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......    (27,830,678)       12,787,166
                                                             ------------      ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    183,096,578       190,839,004
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      5,806,297         1,485,576
Cost of Shares Repurchased................................    (52,981,921)      (12,959,601)
                                                             ------------      ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    135,920,954       179,364,979
                                                             ------------      ------------
TOTAL INCREASE IN NET ASSETS..............................    108,090,276       192,152,145
NET ASSETS:
Beginning of the Period...................................    200,251,624         8,099,479
                                                             ------------      ------------
End of the Period (Including accumulated undistributed net
  investment income of $1,371,971 and $156,186,
  respectively)...........................................   $308,341,900      $200,251,624
                                                             ============      ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       FEBRUARY 27, 2006
                                                         MARCH 31,        (COMMENCEMENT OF
CLASS A SHARES                                        ----------------     OPERATIONS) TO
                                                       2008      2007      MARCH 31, 2006
                                                      -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $11.26    $10.08         $ 10.00
                                                      ------    ------         -------
  Net Investment Income (a).........................    0.16      0.16            0.01
  Net Realized and Unrealized Gain/Loss.............   (0.68)     1.18            0.07
                                                      ------    ------         -------
Total from Investment Operations....................   (0.52)     1.34            0.08
                                                      ------    ------         -------
Less:
  Distributions from Net Investment Income..........    0.15      0.16             -0-
  Distributions from Net Realized Gain..............    0.10      0.00(e)          -0-
                                                      ------    ------         -------
Total Distributions.................................    0.25      0.16             -0-
                                                      ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD..................  $10.49    $11.26         $ 10.08
                                                      ======    ======         =======

Total Return*(b)....................................  -4.77%    13.47%           0.80%**
Net Assets at End of the Period (In millions).......  $201.4    $130.9         $   5.0
Ratio of Expenses to Average Net Assets* (c) (d)....   0.50%     0.51%           0.50%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   1.42%     1.51%           2.50%
Portfolio Turnover..................................      3%        0%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)
     (d)............................................   0.57%     0.89%          24.16%
   Ratio of Net Investment Income/Loss to Average
     Net Assets.....................................   1.35%     1.13%         (21.16%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .69%, .84% and .54% at March 31, 2008, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

See Notes to Financial Statements                                             13

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       FEBRUARY 27, 2006
                                                         MARCH 31,        (COMMENCEMENT OF
CLASS B SHARES                                        ----------------     OPERATIONS) TO
                                                       2008      2007      MARCH 31, 2006
                                                      -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $11.25    $10.08         $ 10.00
                                                      ------    ------         -------
  Net Investment Income (a).........................    0.08      0.08            0.01
  Net Realized and Unrealized Gain/Loss.............   (0.69)     1.18            0.07
                                                      ------    ------         -------
Total from Investment Operations....................   (0.61)     1.26            0.08
                                                      ------    ------         -------
Less:
  Distributions from Net Investment Income..........    0.06      0.09             -0-
  Distributions from Net Realized Gain..............    0.10      0.00(e)          -0-
                                                      ------    ------         -------
Total Distributions.................................    0.16      0.09             -0-
                                                      ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD..................  $10.48    $11.25         $ 10.08
                                                      ======    ======         =======

Total Return* (b)...................................  -5.49%    12.56%           0.80%**
Net Assets at End of the Period (In millions).......  $ 62.6    $ 37.8         $   1.6
Ratio of Expenses to Average Net Assets* (c) (d)....   1.25%     1.26%           1.25%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   0.66%     0.74%           2.54%
Portfolio Turnover..................................      3%        0%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)
     (d)............................................   1.32%     1.64%          27.15%
   Ratio of Net Investment Income/Loss to Average
     Net Assets.....................................   0.59%     0.37%         (23.37%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .69%, .84% and .54% at March 31, 2008, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

 14                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       FEBRUARY 27, 2006
                                                         MARCH 31,        (COMMENCEMENT OF
CLASS C SHARES                                        ----------------     OPERATIONS) TO
                                                       2008      2007      MARCH 31, 2006
                                                      -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $11.25    $10.08         $ 10.00
                                                      ------    ------         -------
  Net Investment Income (a).........................    0.07      0.08            0.01
  Net Realized and Unrealized Gain/Loss.............   (0.68)     1.18            0.07
                                                      ------    ------         -------
Total from Investment Operations....................   (0.61)     1.26            0.08
                                                      ------    ------         -------
Less:
  Distributions from Net Investment Income..........    0.06      0.09             -0-
  Distributions from Net Realized Gain..............    0.10      0.00(e)          -0-
                                                      ------    ------         -------
Total Distributions.................................    0.16      0.09             -0-
                                                      ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD..................  $10.48    $11.25         $ 10.08
                                                      ======    ======         =======

Total Return* (b)...................................  -5.49%    12.56%           0.80%**
Net Assets at End of the Period (In millions).......  $ 44.0    $ 31.3         $   1.3
Ratio of Expenses to Average Net Assets* (c) (d)....   1.25%     1.26%           1.25%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   0.65%     0.75%           2.27%
Portfolio Turnover..................................      3%        0%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)
     (d)............................................   1.32%     1.64%          27.74%
   Ratio of Net Investment Income/Loss to Average
     Net Assets.....................................   0.58%     0.38%         (24.22%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .69%, .84% and .54% at March 31, 2008, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

See Notes to Financial Statements                                             15

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED       FEBRUARY 27, 2006
                                                         MARCH 31,        (COMMENCEMENT OF
CLASS I SHARES                                        ----------------     OPERATIONS) TO
                                                       2008      2007      MARCH 31, 2006
                                                      -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $11.27    $10.09         $ 10.00
                                                      ------    ------         -------
  Net Investment Income (a).........................    0.19      0.17            0.02
  Net Realized and Unrealized Gain/Loss.............   (0.69)     1.20            0.07
                                                      ------    ------         -------
Total from Investment Operations....................   (0.50)     1.37            0.09
                                                      ------    ------         -------
Less:
  Distributions from Net Investment Income..........    0.18      0.19             -0-
  Distributions from Net Realized Gain..............    0.10      0.00(e)          -0-
                                                      ------    ------         -------
Total Distributions.................................    0.28      0.19             -0-
                                                      ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD..................  $10.49    $11.27         $ 10.09
                                                      ======    ======         =======

Total Return* (b)...................................  -4.62%    13.73%           0.90%**
Net Assets at End of the Period (In millions).......  $  0.3    $  0.3         $   0.2
Ratio of Expenses to Average Net Assets* (c) (d)....   0.25%     0.26%           0.25%
Ratio of Net Investment Income to Average Net
  Assets*...........................................   1.66%     1.57%           2.43%
Portfolio Turnover..................................      3%        0%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)
     (d)............................................   0.32%     1.14%          39.58%
   Ratio of Net Investment Income/Loss to Average
     Net Assets.....................................   1.59%     0.69%         (36.91%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .69%, .84% and .54% at March 31, 2008, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

 16                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Leaders Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's principal investment objective is capital appreciation. The Fund's secondary investment objective is income. The Fund invests primarily in a combination of Van Kampen funds (the "Underlying Affiliated Funds") on a fixed percentage allocation basis. The Underlying Affiliated Funds invest in U.S. and foreign equity securities and fixed income and money market securities. The Fund makes approximately equal allocations of its assets to the following three Underlying Affiliated Funds: Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund. The investment results of the Underlying Affiliated Funds will vary. As a result, the percentage allocation to the Underlying Affiliated Funds will be monitored daily by Van Kampen Asset Management (the "Adviser") and the Fund's allocations to the Underlying Affiliated Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the predetermined fixed percentage allocation basis. The Fund commenced investment operations on February 27, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by the Adviser or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Affiliated Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $333,940,735
                                                                ============
Gross tax unrealized appreciation...........................    $  7,989,889
Gross tax unrealized depreciation...........................     (34,262,323)
                                                                ------------
Net tax unrealized depreciation on investments..............    $(26,272,434)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2008 and 2007 were as follows:

                                                                 2008          2007
Distributions paid from:
  Ordinary income...........................................  $3,073,862    $1,525,582
  Long-term capital gain....................................   2,884,007        19,046
                                                              ----------    ----------
                                                              $5,957,869    $1,544,628
                                                              ==========    ==========

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Permanent differences, primarily due to reclassification of short-term capital gain distributions to ordinary income, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME    ACCUMULATED NET REALIZED GAIN   CAPITAL
-------------------------  -----------------------------   --------
        $978,819                     $(967,593)            $(11,226)

    As of March 31, 2008, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................    $ 1,401,449
Undistributed long-term capital gain........................     10,107,991

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $8,271 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund. The Fund does not directly pay the advisor a fee pursuant to such agreement, in recognition of the fact that under an investment advisory agreement between the Adviser and each of the Underlying Affiliated Funds, each Underlying Affiliated Fund pays the Adviser a fee based on the assets of such Underlying Affiliated Fund. The Fund indirectly bears the investment advisory fee (and other expenses) of the Underlying Affiliated Funds.

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's expenses. This resulted in net expense ratios of .50%, 1.25%, 1.25% and .25% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waived or reimbursed approximately $203,000 of expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $5,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $69,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $186,200 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $12,618 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $662,800 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $159,000. Sales charges do not represent expenses of the Fund.

    At March 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 12,605 shares of Class I.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2008 and 2007, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2008                MARCH 31, 2007
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................  10,363,230    $120,052,326    11,844,029    $125,336,414
  Class B...........................   3,464,935      39,919,159     3,454,597      36,601,770
  Class C...........................   1,981,526      22,999,798     2,742,071      28,835,820
  Class I...........................      10,892         125,295         6,049          65,000
                                      ----------    ------------    ----------    ------------
Total Sales.........................  15,820,583    $183,096,578    18,046,746    $190,839,004
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     379,134    $  4,315,557       106,471    $  1,147,503
  Class B...........................      76,147         870,512        16,624         180,044
  Class C...........................      53,817         615,792        14,383         155,488
  Class I...........................         390           4,436           244           2,541
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     509,488    $  5,806,297       137,722    $  1,485,576
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (3,162,524)   $(35,536,777)     (824,293)   $ (8,893,402)
  Class B...........................    (924,964)    (10,431,079)     (269,280)     (2,920,404)
  Class C...........................    (619,526)     (6,991,564)     (105,739)     (1,120,439)
  Class I...........................      (1,872)        (22,501)       (2,494)        (25,356)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (4,708,886)   $(52,981,921)   (1,201,806)   $(12,959,601)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $500, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT IN UNDERLYING AFFILIATED FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Affiliated Funds were $153,632,132 and $8,048,765, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,697,400 and $84,500 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN LEADERS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Leaders Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Leaders Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from February 27, 2006 (commencement of operations) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Leaders Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period from February 27, 2006 (commencement of operations) through March 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
May 14, 2008

VAN KAMPEN LEADERS FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 98% of the distributions qualify for the dividends received deduction. The Fund designated and paid $2,884,007 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $3,073,862 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LEADERS FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2005  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2005  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2005  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                   NUMBER OF
                                               TERM OF                              FUNDS IN
                                              OFFICE AND                              FUND
                                 POSITION(S)  LENGTH OF                             COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)   OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS      BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm      74       Trustee/Director/Managing
333 West Wacker Drive                         since 2005  of Skadden, Arps,                     General Partner of funds
Chicago, IL 60606                                         Slate, Meagher & Flom                 in the Fund Complex.
                                                          LLP, legal counsel to                 Director of the Abraham
                                                          funds in the Fund                     Lincoln Presidential
                                                          Complex.                              Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            200, 300, 400, 600
                                                                    LFANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02710P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Conservative Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers U.S. Aggregate Index and Blended Index (25% S&P 500(R) Index/15% MSCI EAFE Index/60% Lehman Brothers U.S. Aggregate Index) from 9/30/06 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (25% S&P
                                                    VAN KAMPEN ASSET                                        500/15% MSCI EAFE
                                                 ALLOCATION CONSERVATIVE      LEHMAN BROTHERS U.S.      INDEX/60% LEHMAN BROTHERS
                                                          FUND                   AGGREGATE INDEX          U.S. AGGREGATE INDEX)
                                                 -----------------------      --------------------      -------------------------
9/06                                                       9427                        10000                       10000
12/06                                                      9800                        10124                       10393
3/07                                                       9977                        10276                       10568
6/07                                                      10279                        10223                       10801
9/07                                                      10603                        10514                       11079
12/07                                                     10659                        10829                       11158
3/08                                                      10098                        11064                       10886

                             A SHARES            B SHARES            C SHARES          I SHARES
                          since 9/25/06       since 9/25/06       since 9/25/06      since 9/25/06
--------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                           W/O     5.75%       W/O     5.00%       W/O     1.00%          W/O
AVERAGE ANNUAL            SALES    SALES      SALES    SALES      SALES    SALES         SALES
TOTAL RETURNS            CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE       CHARGES

Since Inception           4.86%     0.84%     4.02%     1.41%     4.02%     4.02%        5.12%
1-year                    1.21     -4.61      0.36     -4.52      0.36     -0.62         1.37
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage backed securities, asset-backed securities and commercial mortgage-based securities. The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International
(MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Economic conditions shifted from growth to contraction during the 12-month period ending March 31, 2008, as the winding down of the cyclical excesses brought on by a broad-based global spike in housing demand hurt consumers and corporations alike.

The growth phase of the cycle began in 2002. In the wake of the market correction in 2000, the events surrounding September 11, 2001, and the subsequent recession that followed, global central banks responded with massive stimulus in the form of rate reductions and rebates, sowing the seeds for significant financial and "hard" asset appreciation from 2003 to 2007. Real estate, as well as metals and other commodities, dramatically outperformed historical rates of returns and were fed by seemingly limitless sources of funding. Inevitably, lending standards deteriorated, property values declined, and the "chain-reaction" of negative impact began to work its way back to financial institutions, lenders, builders, raw material providers and finally to the consumer.

Global economies were impacted quite differently as this cycle played out. For example, in the U.S., consumer spending contracted as the cost of maintaining one's mortgage increased, while the underlying value of the home declined. A deteriorating labor market, rising costs of food and fuel, and tighter credit combined to drive gross domestic product (GDP) growth from a range of 3 to 4 percent in 2007 to 1 to 2 percent projected for calendar 2008.

In Europe, local economies seemed a bit more insulated from residential price contractions, as strong exports kept GDP growth relatively stable, although more recent data indicates that Europe, too, was beginning to slow during the first calendar quarter of 2008. Interestingly, the European Central Bank maintained its interest rate policy (while other developed economies' central banks lowered rates), deeming inflation too great a risk to allow the bank to provide stimulus.

Asian economies began to contract as China tightened lending standards in an attempt to reduce inflationary growth. Most emerging markets, stung by the rapid rise of food and energy costs, sought ways to manage accelerating economic growth by adjusting interest rates, export policies, and currency valuations.

Generally, the backdrop for global equities and bonds shifted as the macroeconomic landscape changed. Equities corrected as valuations discounted the growing risk of lower revenue and profit growth. Volatility also spiked during the year, as "event" risk increased for individual sectors, most notably financial services. Government bonds rallied, as investors chose to ignore inflationary prospects and sought relative safety in long-dated AAA-rated credits. Lower rated debt, and any pools which held bonds of questionable quality, saw their prices deteriorate rapidly as investors grew increasingly concerned that mortgage-related investments would not be able to meet scheduled interest payments.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Asset Allocation Conservative Fund underperformed the Lehman Brothers U.S. Aggregate Index and the Blended Index (25% S&P 500(R) Index, 15% MSCI EAFE Index and 60% Lehman Brothers U.S. Aggregate Index) for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-------------------------------------------------------------------------------------------
                                                                    BLENDED INDEX
                                                                   (25% S&P 500(R)
                                                                   INDEX, 15% MSCI
                                              LEHMAN BROTHERS      EAFE INDEX AND
                                              U.S. AGGREGATE     60% LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX        U.S. AGGREGATE INDEX)

       1.21%     0.36%     0.36%     1.37%         7.67%               3.01%
-------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Asset Allocation Conservative Fund seeks a high level of long-term total return, consistent with a low level of risk. During the period under review, the Fund maintained an asset allocation target of 60 percent in fixed income investments and 40 percent in equity investments. Additionally, the Fund's sector exposures at the end of the period under review included corporate bonds (approximately 20 percent of total net assets), U.S. government securities (approximately 14 percent), shorter-term fixed income investments (approximately 14 percent), U.S. growth equities (approximately 14 percent), international equities (approximately 13 percent), U.S. mortgages (approximately 12 percent), U.S. value equities (approximately 11 percent), and real estate investments (approximately 2 percent). During the year, we reduced the Fund's exposures to U.S. government securities and international equities, and increased its exposures to U.S. mortgages and real estate. These changes were based on our analysis of return expectations as well as the shifting global macroeconomic environment.

A review of asset class performance around the world demonstrates the broad range of returns over the course of the year under review. Asian and Latin American markets in general provided the highest returns, as both fixed income and equity markets provided total returns in excess of 20 percent, while U.S.

fixed income markets provided total returns in the 5 to 10 percent range. However, below-investment grade rated debt was a notable exception, posting a small loss for the period. U.S. equities, in general, posted losses in the mid-single digits, with value investment styles posting larger losses than growth.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 3/31/2008
Fixed Income                                                      58.9%
U.S. Equity                                                       26.4
Global/International                                              12.9
                                                                ------
Total Long-Term Investments                                       98.2
Total Repurchase Agreements                                        0.9
Other Assets in Excess of Liabilities                              0.9
                                                                ------
Net Assets                                                       100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  952.37           $1.95
  Hypothetical...............................     1,000.00         1,023.00            2.02
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           947.87            5.60
  Hypothetical...............................     1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           948.75            5.60
  Hypothetical...............................     1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           952.70            0.73
  Hypothetical...............................     1,000.00         1,024.25            0.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15% and 0.15% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES  98.2%
iShares MSCI Japan Index Fund...............................    116,400    $ 1,439,868
Van Kampen American Value Fund, Class I (a).................    170,171      4,339,372
Van Kampen Corporate Bond Fund, Class I (a).................  2,256,239     14,552,741
Van Kampen Emerging Markets Fund, Class I (a)...............     96,212      2,179,201
Van Kampen Enterprise Fund, Class I (a).....................    313,069      4,304,701
Van Kampen Equity Premium Income Fund, Class I (a)..........    230,182      2,156,808
Van Kampen Government Securities Fund, Class I (a)..........  1,022,031     10,067,004
Van Kampen Growth and Income Fund, Class I (a)..............    187,536      3,583,816
Van Kampen International Growth Fund, Class I (a)...........    266,948      5,838,145
Van Kampen Limited Duration Fund, Class I (a) (b)...........    995,914     10,038,816
Van Kampen Pace Fund, Class I (a)...........................    303,717      3,586,897
Van Kampen Real Estate Securities Fund, Class I (a).........     75,645      1,442,558
Van Kampen US Mortgage Fund, Class I (a)....................    674,815      8,664,624
                                                                           -----------
TOTAL LONG-TERM INVESTMENTS
(Cost $75,592,611)......................................................    72,194,551
                                                                           -----------

REPURCHASE AGREEMENTS  0.9%
Banc of America Securities ($228,246 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $228,261)............       228,246
Citigroup Global Markets, Inc. ($228,246 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $228,259)............       228,246
JPMorgan Chase & Co. ($68,474 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $68,478)..........................        68,474
State Street Bank & Trust Co. ($141,034 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $141,042)............       141,034
                                                                           -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $666,000).......................................................       666,000
                                                                           -----------

TOTAL INVESTMENTS  99.1%
  (Cost $76,258,611)....................................................    72,860,551
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%.............................       628,304
                                                                           -----------

NET ASSETS  100.0%......................................................   $73,488,855
                                                                           ===========

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund.

 10                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

(b) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

UNDERLYING AFFILIATED FUND                                    PERCENT OF SHARES HELD
------------------------------------------------------------------------------------
Van Kampen Limited Duration Fund, Class I...................          6.82%

See Notes to Financial Statements                                             11

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $74,136,517)..............................................  $70,754,683
Investments in Underlying Unaffiliated Funds (Cost
  $1,456,094)...............................................    1,439,868
Repurchase Agreements (Cost $666,000).......................      666,000
Cash........................................................           98
Receivables:
  Fund Shares Sold..........................................      647,251
  Dividends.................................................      199,382
  Interest..................................................           40
  Expense Reimbursement from Adviser........................        9,735
Other.......................................................        5,714
                                                              -----------
    Total Assets............................................   73,722,771
                                                              -----------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................      114,989
  Distributor and Affiliates................................       42,019
  Investments Purchased.....................................       21,369
Trustees' Deferred Compensation and Retirement Plans........       16,276
Accrued Expenses............................................       39,263
                                                              -----------
    Total Liabilities.......................................      233,916
                                                              -----------
NET ASSETS..................................................  $73,488,855
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $76,473,984
Accumulated Net Realized Gain...............................       48,210
Accumulated Undistributed Net Investment Income.............      364,721
Net Unrealized Depreciation.................................   (3,398,060)
                                                              -----------
NET ASSETS..................................................  $73,488,855
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $49,662,502 and 4,851,433 shares of
    beneficial interest issued and outstanding).............  $     10.24
    Maximum sales charge (5.75%* of offering price).........         0.62
                                                              -----------
    Maximum offering price to public........................  $     10.86
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $7,308,432 and 714,591 shares of
    beneficial interest issued
    and outstanding)........................................  $     10.23
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,351,791 and 1,598,868 shares of
    beneficial interest issued and outstanding).............  $     10.23
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $166,130 and 16,229 shares of beneficial
    interest issued and outstanding)........................  $     10.24
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $ 1,040,409
Interest....................................................       45,233
                                                              -----------
    Total Income............................................    1,085,642
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................       49,105
  Class B...................................................       30,841
  Class C...................................................       61,263
Registration Fees...........................................       51,997
Investment Advisory Fee.....................................       44,021
Offering Cost...............................................       39,449
Accounting and Administrative Expenses......................       39,102
Professional Fees...........................................       32,299
Transfer Agent Fees.........................................       27,110
Reports to Shareholders.....................................       16,095
Trustees' Fees and Related Expenses.........................       15,137
Custody.....................................................       12,404
Other.......................................................       20,750
                                                              -----------
    Total Expenses..........................................      439,573
    Expense Reduction.......................................      253,315
    Less Credits Earned on Cash Balances....................        1,029
                                                              -----------
    Net Expenses............................................      185,229
                                                              -----------
NET INVESTMENT INCOME.......................................  $   900,413
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Realized Loss on Sales of Underlying Affiliated Fund
    Shares..................................................  $  (374,236)
  Realized Gain Distributions from Underlying Affiliated
    Fund Shares.............................................      833,658
                                                              -----------
Net Realized Gain...........................................      459,422
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      111,944
  End of the Period.........................................   (3,398,060)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,510,004)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,050,582)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(2,150,169)
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                             FOR THE PERIOD
                                                                           SEPTEMBER 25, 2006
                                                           FOR THE          (COMMENCEMENT OF
                                                          YEAR ENDED         OPERATIONS) TO
                                                        MARCH 31, 2008       MARCH 31, 2007
                                                      ---------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................     $    900,413          $   71,525
Net Realized Gain...................................          459,422              46,826
Net Unrealized Appreciation/Depreciation During the
  Period............................................       (3,510,004)            111,944
                                                         ------------          ----------
Change in Net Assets from Operations................       (2,150,169)            230,295
                                                         ------------          ----------

Distributions from Net Investment Income:
  Class A Shares....................................         (739,470)            (37,761)
  Class B Shares....................................          (86,090)             (7,599)
  Class C Shares....................................         (182,746)            (13,886)
  Class I Shares....................................          (16,197)             (7,350)
                                                         ------------          ----------
                                                           (1,024,503)            (66,596)
                                                         ------------          ----------

Distributions from Net Realized Gain:
  Class A Shares....................................          (75,342)                -0-
  Class B Shares....................................          (11,159)                -0-
  Class C Shares....................................          (25,640)                -0-
  Class I Shares....................................           (1,826)                -0-
                                                         ------------          ----------
                                                             (113,967)                -0-
                                                         ============          ==========
Total Distributions.................................       (1,138,470)            (66,596)
                                                         ------------          ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................       (3,288,639)            163,699
                                                         ------------          ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................       79,350,808           8,067,530
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................          986,232              41,502
Cost of Shares Repurchased..........................      (11,643,191)           (189,086)
                                                         ------------          ----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS......................................       68,693,849           7,919,946
                                                         ------------          ----------
TOTAL INCREASE IN NET ASSETS........................       65,405,210           8,083,645
NET ASSETS:
Beginning of the Period.............................        8,083,645                 -0-
                                                         ------------          ----------
End of the Period (Including accumulated
  undistributed net investment income of $364,721
  and $114,187, respectively).......................     $ 73,488,855          $8,083,645
                                                         ============          ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS A SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.48              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.34                0.18
  Net Realized and Unrealized Gain/Loss..................      (0.20)               0.43
                                                              ------              ------
Total from Investment Operations.........................       0.14                0.61
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.34                0.13
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.38                0.13
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.24              $10.48
                                                              ======              ======

Total Return* (b)........................................      1.21%               6.16%**
Net Assets at End of the Period (In millions)............     $ 49.7              $  4.6
Ratio of Expenses to Average Net Assets* (c) (d).........      0.40%               0.42%
Ratio of Net Investment Income to Average Net Assets*....      3.21%               3.38%
Portfolio Turnover.......................................        13%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.24%               8.91%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      2.37%              (5.11%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .88% and .84% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS B SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.48              $10.00
                                                              ------              ------
  Net Investment Income(a)...............................       0.29                0.14
  Net Realized and Unrealized Gain/Loss..................      (0.24)               0.44
                                                              ------              ------
Total from Investment Operations.........................       0.05                0.58
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.26                0.10
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.30                0.10
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.23              $10.48
                                                              ======              ======

Total Return* (b)........................................      0.36%               5.76%**
Net Assets at End of the Period (In millions)............     $  7.3              $  1.1
Ratio of Expenses to Average Net Assets* (c) (d).........      1.15%               1.17%
Ratio of Net Investment Income to Average Net Assets*....      2.74%               2.61%
Portfolio Turnover.......................................        13%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      2.11%               9.66%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      1.78%              (5.88%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .88% and .84% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS C SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.48              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.29                0.14
  Net Realized and Unrealized Gain/Loss..................      (0.24)               0.44
                                                              ------              ------
Total from Investment Operations.........................       0.05                0.58
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.26                0.10
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.30                0.10
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.23              $10.48
                                                              ======              ======

Total Return* (b)........................................      0.36%             5.76%**
Net Assets at End of the Period (In millions)............     $ 16.4              $  1.8
Ratio of Expenses to Average Net Assets* (c) (d).........      1.15%               1.17%
Ratio of Net Investment Income to Average Net Assets*....      2.72%               2.64%
Portfolio Turnover.......................................        13%                0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.99%               9.66%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      1.88%              (5.85%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .88% and .84% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             17

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS I SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.49              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.43                0.19
  Net Realized and Unrealized Gain/Loss..................      (0.27)               0.45
                                                              ------              ------
Total from Investment Operations.........................       0.16                0.64
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.37                0.15
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.41                0.15
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.24              $10.49
                                                              ======              ======

Total Return* (b)........................................      1.37%             6.39%**
Net Assets at End of the Period (In millions)............     $  0.2              $  0.5
Ratio of Expenses to Average Net Assets* (c) (d).........      0.15%               0.17%
Ratio of Net Investment Income to Average Net Assets*....      4.00%               3.61%
Portfolio Turnover.......................................        13%                0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.91%               8.66%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      2.24%              (4.88%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .88% and .84% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 18                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Conservative Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a low level of risk. The Fund invests primarily in other funds ("Underlying Funds"). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the two year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $76,413,034
                                                              ===========
Gross tax unrealized appreciation...........................  $   207,007
Gross tax unrealized depreciation...........................   (3,759,490)
                                                              -----------
Net tax unrealized depreciation on investments..............  $(3,552,483)
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2008 and period ended March 31, 2007 were a follows:

                                                                 2008        2007
Distributions paid from:
  Ordinary Income...........................................  $1,057,611    $66,596
  Long-term capital gain....................................      80,859        -0-
                                                              ----------    -------
                                                              $1,138,470    $66,596
                                                              ==========    =======

    Permanent differences, primarily due to the reclass of short-term capital gain distributions from other investment companies resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

          ACCUMULATED UNDISTRIBUTED          ACCUMULATED NET
            NET INVESTMENT INCOME             REALIZED LOSS            CAPITAL
                  $374,624                     $(334,648)             $(39,976)

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    As of March 31, 2008, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................  $382,597
Undistributed long-term capital gain........................   202,633

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $1,029 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 0.40%, 1.15%, 1.15% and 0.15% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waived or reimbursed approximately $253,000 of its advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $41,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $17,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments of such funds of $5,666 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $131,800 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $9,500. Sales charges do not represent expenses of the Fund.

    At March 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class I.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the year ended March 31, 2008 and the period ended March 31, 2007, transactions were as follows:

                                                   FOR THE                     FOR THE
                                                  YEAR ENDED                PERIOD ENDED
                                                MARCH 31, 2008             MARCH 31, 2007
                                          --------------------------    ---------------------
                                            SHARES         VALUE        SHARES       VALUE
Sales:
  Class A...............................   4,962,030    $ 53,170,697    448,045    $4,635,606
  Class B...............................     763,316       8,121,922    111,115     1,133,801
  Class C...............................   1,684,396      17,992,305    176,342     1,798,123
  Class I...............................       6,167          65,884     50,000       500,000
                                          ----------    ------------    -------    ----------
Total Sales.............................   7,415,909    $ 79,350,808    785,502    $8,067,530
                                          ==========    ============    =======    ==========
Dividend Reinvestment:
  Class A...............................      69,144    $    732,764      2,963    $   30,697
  Class B...............................       7,156          75,787        263         2,721
  Class C...............................      16,672         177,042        781         8,084
  Class I...............................          62             639        -0-           -0-
                                          ----------    ------------    -------    ----------
Total Dividend Reinvestment.............      93,034    $    986,232      4,007    $   41,502
                                          ==========    ============    =======    ==========
Repurchases:
  Class A...............................    (620,191)   $ (6,601,852)   (10,558)   $ (109,542)
  Class B...............................    (163,035)     (1,716,067)    (4,224)      (43,774)
  Class C...............................    (275,913)     (2,901,438)    (3,409)      (35,770)
  Class I...............................     (40,000)       (423,834)       -0-           -0-
                                          ----------    ------------    -------    ----------
Total Repurchases.......................  (1,099,139)   $(11,643,191)   (18,191)   $ (189,086)
                                          ==========    ============    =======    ==========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $9,300, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $71,999,889 and $3,806,230, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $78,000 and $27,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Conservative Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Asset Allocation Conservative Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Conservative Fund at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders, 9% of the distributions qualify for the dividends received deduction. The Fund designated and paid $80,859 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,057,611 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2006  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2006  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2006  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            107, 207, 307, 607
                                                                AAFCONANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02705P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Moderate Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index and Blended Index (35% S&P 500(R) Index/25% MSCI EAFE Index/40% Lehman Brothers U.S. Aggregate Index) from 9/30/2006 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (35% S&P
                                                                                                            500/25% MSCI EAFE
                                                    VAN KAMPEN ASSET                                    INDEX/40% LEHMAN BROTHERS
                                                ALLOCATION MODERATE FUND          S&P 500 INDEX           U.S. AGGREGATE INDEX)
                                                ------------------------          -------------         -------------------------
9/06                                                       9428                        10000                       10000
12/06                                                      9957                        10670                       10539
3/07                                                      10185                        10738                       10734
6/07                                                      10574                        11412                       11118
9/07                                                      10992                        11644                       11388
12/07                                                     10895                        11256                       11344
3/08                                                      10190                        10193                       10811

                             A SHARES            B SHARES            C SHARES          I SHARES
                          since 9/25/06       since 9/25/06       since 9/25/06      since 9/25/06
--------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                           W/O     5.75%       W/O     5.00%       W/O     1.00%          W/O
AVERAGE ANNUAL            SALES    SALES      SALES    SALES      SALES    SALES         SALES
TOTAL RETURNS            CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE       CHARGES

Since Inception           5.69%     1.63%     4.85%     2.25%     4.88%     4.88%        5.98%

1-year                    0.05     -5.67     -0.66     -5.57     -0.70     -1.68         0.25
--------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the fund's returns would have been lower.

The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International

(MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Economic conditions shifted from growth to contraction during the 12-month period ending March 31, 2008, as the winding down of the cyclical excesses brought on by a broad-based global spike in housing demand hurt consumers and corporations alike.

The growth phase of the cycle began in 2002. In the wake of the market correction in 2000, the events surrounding September 11, 2001, and the subsequent recession that followed, global central banks responded with massive stimulus in the form of rate reductions and rebates, sowing the seeds for significant financial and "hard" asset appreciation from 2003 to 2007. Real estate, as well as metals and other commodities, dramatically outperformed historical rates of returns and were fed by seemingly limitless sources of funding. Inevitably, lending standards deteriorated, property values declined, and the "chain-reaction" of negative impact began to work its way back to financial institutions, lenders, builders, raw material providers and finally to the consumer.

Global economies were impacted quite differently as this cycle played out. For example, in the U.S., consumer spending contracted as the cost of maintaining one's mortgage increased, while the underlying value of the home declined. A deteriorating labor market, rising costs of food and fuel, and tighter credit combined to drive gross domestic product (GDP) growth from a range of 3 to 4 percent in 2007 to 1 to 2 percent projected for calendar 2008.

In Europe, local economies seemed a bit more insulated from residential price contractions, as strong exports kept GDP growth relatively stable, although more recent data indicates that Europe, too, was beginning to slow during the first calendar quarter of 2008. Interestingly, the European Central Bank maintained its interest rate policy (while other developed economies' central banks lowered rates), deeming inflation too great a risk to allow the bank to provide stimulus.

Asian economies began to contract as China tightened lending standards in an attempt to reduce inflationary growth. Most emerging markets, stung by the rapid rise of food and energy costs, sought ways to manage accelerating economic growth by adjusting interest rates, export policies, and currency valuations.

Generally, the backdrop for global equities and bonds shifted as the macroeconomic landscape changed. Equities corrected as valuations discounted the growing risk of lower revenue and profit growth. Volatility also spiked during the year, as "event" risk increased for individual sectors, most notably financial services. Government bonds rallied, as investors chose to ignore inflationary prospects and sought relative safety in long-dated AAA-rated credits. Lower rated debt, and any pools which held bonds of questionable quality, saw their prices deteriorate rapidly as investors grew increasingly concerned that mortgage-related investments would not be able to meet scheduled interest payments.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Asset Allocation Moderate Fund outperformed the S&P 500(R) Index and underperformed the Blended Index (35% S&P 500(R) Index, 25% MSCI EAFE Index and 40% Lehman Brothers U.S. Aggregate Index) for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

--------------------------------------------------------------------------------------------
                                                                    BLENDED INDEX
                                                               (35% S&P 500(R) INDEX,
                                                               25% MSCI EAFE INDEX AND
                                                S&P 500(R)       40% LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I       INDEX         U.S. AGGREGATE INDEX)

       0.05%    -0.66%    -0.70%     0.25%        -5.08%                0.71%
--------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Asset Allocation Moderate Fund seeks a high level of long-term total return, consistent with a moderate level of risk. During the period under review, the Fund maintained an asset allocation target of 60 percent in equity investments and 40 percent in fixed income investments. Additionally, the Fund's sector exposures at the end of the period under review included international equities (approximately 24 percent of total net assets), U.S. growth equities (approximately 17 percent), U.S. value equities (approximately 13 percent), shorter-term fixed income investments (approximately 12 percent), U.S. government securities (approximately 8 percent), U.S. mortgages (approximately 8 percent), U.S. corporate bonds (approximately 7 percent), real estate investments (approximately 6 percent) and high yield credits (approximately 5 percent). During the year, we reduced the Fund's exposures to U.S. government securities and international equities, and increased its exposures to U.S. corporates and U.S. value equities. These changes were based on our analysis of return expectations as well as the shifting global macroeconomic environment.

A review of asset class performance around the world demonstrates the broad range of returns over the course of the year under review. Asian and Latin American markets in general provided the highest returns, as both fixed income and equity markets provided total returns in excess of 20 percent, while

U.S. fixed income markets provided total returns in the 5 to 10 percent range. However, below-investment grade rated debt was a notable exception, posting a small loss for the period. U.S. equities, in general, posted losses in the mid-single digits, with value investment styles posting larger losses than growth.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 3/31/08
Fixed Income                                                     39.2%
U.S. Equity                                                      35.1
Global/International                                             23.7
                                                                -----
Total Long-Term Investments                                      98.0
Total Repurchase Agreements                                       0.8
Other Assets in Excess of Liabilities                             1.2
                                                                -----
Net Assets                                                      100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual                                         $1,000.00        $  926.97           $1.93
  Hypothetical                                    1,000.00         1,023.00            2.02
  (5% annual return before expenses)
Class B Actual                                    1,000.00           923.34            5.53
  Hypothetical                                    1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class C Actual                                    1,000.00           923.84            5.53
  Hypothetical                                    1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class I Actual                                    1,000.00           928.19            0.72
  Hypothetical                                    1,000.00         1,024.25            0.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15% and 0.15% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INVESTMENT COMPANIES  98.0%
iShares MSCI Japan Index Fund...............................   282,000    $  3,488,340
Van Kampen Comstock Fund, Class I (a).......................   591,587       9,276,084
Van Kampen Corporate Bond Fund, Class I (a).................  1,275,975      8,230,040
Van Kampen Emerging Markets Fund, Class I (a)...............   259,051       5,867,502
Van Kampen Enterprise Fund, Class I (a).....................   590,225       8,115,591
Van Kampen Government Securities Fund, Class I (a)..........   943,737       9,295,813
Van Kampen Growth and Income Fund, Class I (a)..............   303,120       5,792,629
Van Kampen High Yield Fund, Class I (a).....................   585,650       5,821,361
Van Kampen International Growth Fund, Class I (a)...........   862,654      18,866,246
Van Kampen Limited Duration Fund, Class I (a) (b)...........  1,379,341     13,903,761
Van Kampen Mid Cap Growth Fund, Class I (a).................   229,235       5,790,474
Van Kampen Pace Fund, Class I (a)...........................   490,727       5,795,486
Van Kampen Real Estate Securities Fund, Class I (a).........   367,022       6,999,102
Van Kampen US Mortgage Fund, Class I (a)....................   726,899       9,333,389
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS
  (Cost $124,436,191)..................................................    116,575,818
                                                                          ------------

REPURCHASE AGREEMENTS  0.8%
Banc of America Securities ($322,492 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $322,513)...........        322,492
Citigroup Global Markets, Inc. ($322,492 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
2.10%, dated 03/31/08, to be sold on 04/01/08 at $322,510).............        322,492
JPMorgan Chase & Co. ($96,747 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $96,754).........................         96,747
State Street Bank & Trust Co. ($199,269 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $199,279)...........        199,269
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $941,000)......................................................        941,000
                                                                          ------------

TOTAL INVESTMENTS  98.8%
  (Cost $125,377,191)..................................................    117,516,818
OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%............................      1,375,184
                                                                          ------------

NET ASSETS  100.0%.....................................................   $118,892,002
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund.

See Notes to Financial Statements                                              9

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

(b) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

UNDERLYING AFFILIATED FUND                                    PERCENT OF SHARES HELD
Van Kampen Limited Duration Fund, Class I...................          9.44%

 10                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $120,908,585).............................................  $113,087,478
Investments in Underlying Unaffiliated Funds (Cost
  $3,527,606)...............................................     3,488,340
Repurchase Agreements (Cost $941,000).......................       941,000
Cash........................................................           561
Receivables:
  Fund Shares Sold..........................................     1,495,074
  Dividends.................................................       212,159
  Interest..................................................            56
  Expense Reimbursement from Adviser........................        28,292
Other.......................................................         5,907
                                                              ------------
    Total Assets............................................   119,258,867
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       201,708
  Distributor and Affiliates................................        56,433
  Investments Purchased.....................................        42,738
Trustees' Deferred Compensation and Retirement Plans........        16,646
Accrued Expenses............................................        49,340
                                                              ------------
    Total Liabilities.......................................       366,865
                                                              ------------
NET ASSETS..................................................  $118,892,002
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $123,454,921
Accumulated Net Realized Gain...............................     2,255,990
Accumulated Undistributed Net Investment Income.............     1,041,464
Net Unrealized Depreciation.................................    (7,860,373)
                                                              ------------
NET ASSETS..................................................  $118,892,002
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $83,474,843 and 7,910,703 shares of
    beneficial interest issued and outstanding).............  $      10.55
    Maximum sales charge (5.75%* of offering price).........          0.64
                                                              ------------
    Maximum offering price to public........................  $      11.19
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,819,458 and 1,509,460 shares of
    beneficial interest issued and outstanding).............  $      10.48
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,404,331 and 1,853,612 shares of
    beneficial interest issued and outstanding).............  $      10.47
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $193,370 and 18,270 shares of beneficial
    interest issued and outstanding)........................  $      10.58
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $ 1,679,027
Interest....................................................       75,081
                                                              -----------
    Total Income............................................    1,754,108
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      101,967
  Class B...................................................       85,240
  Class C...................................................       87,479
Investment Advisory Fee.....................................       87,601
Transfer Agent Fees.........................................       58,223
Registration Fees...........................................       51,925
Accounting and Administrative Expenses......................       40,591
Offering Cost...............................................       39,450
Professional Fees...........................................       39,299
Reports to Shareholders.....................................       19,849
Trustees' Fees and Related Expenses.........................       16,896
Custody.....................................................       14,523
Other.......................................................       19,732
                                                              -----------
    Total Expenses..........................................      662,775
    Expense Reduction.......................................      297,819
    Less Credits Earned on Cash Balances....................        2,668
                                                              -----------
    Net Expenses............................................      362,288
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,391,820
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain / Loss:
  Realized Loss on Sales of Underlying Affiliated Fund
    Shares..................................................  $  (334,390)
  Realized Gain Distributions from Underlying Affiliated
    Fund Shares.............................................    3,132,038
                                                              -----------
Net Realized Gain...........................................    2,797,648
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      304,924
  End of the Period.........................................   (7,860,373)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (8,165,297)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(5,367,649)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(3,975,829)
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                             FOR THE PERIOD
                                                                           SEPTEMBER 25, 2006
                                                            FOR THE         (COMMENCEMENT OF
                                                           YEAR ENDED        OPERATIONS) TO
                                                         MARCH 31, 2008      MARCH 31, 2007
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $  1,391,820        $   115,378
Net Realized Gain......................................      2,797,648            131,518
Net Unrealized Appreciation/Depreciation During the
  Period...............................................     (8,165,297)           304,924
                                                          ------------        -----------
Change in Net Assets from Operations...................     (3,975,829)           551,820
                                                          ------------        -----------

Distributions from Net Investment Income:
  Class A Shares.......................................       (726,415)           (67,987)
  Class B Shares.......................................        (96,548)           (15,780)
  Class C Shares.......................................       (128,951)           (13,945)
  Class I Shares.......................................         (1,492)            (7,315)
                                                          ------------        -----------
                                                              (953,406)          (105,027)
                                                          ------------        -----------

Distributions from Net Realized Gain:
  Class A Shares.......................................       (124,364)               -0-
  Class B Shares.......................................        (23,805)               -0-
  Class C Shares.......................................        (27,618)               -0-
  Class I Shares.......................................           (237)               -0-
                                                          ------------        -----------
                                                              (176,024)               -0-
                                                          ------------        -----------
Total Distributions....................................     (1,129,430)          (105,027)
                                                          ------------        -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....     (5,105,259)           446,793
                                                          ------------        -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................    114,339,033         21,501,869
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................      1,075,091             74,686
Cost of Shares Repurchased.............................    (12,700,241)          (739,970)
                                                          ------------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....    102,713,883         20,836,585
                                                          ------------        -----------
TOTAL INCREASE IN NET ASSETS...........................     97,608,624         21,283,378
NET ASSETS:
Beginning of the Period................................     21,283,378                -0-
                                                          ------------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $1,041,464 and $110,627,
  respectively)........................................   $118,892,002        $21,283,378
                                                          ============        ===========

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS A SHARES                                               YEAR ENDED       OPERATIONS) TO
                                                           MARCH 31, 2008     MARCH 31, 2007
                                                           -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................      $10.72             $10.00
                                                               ------             ------
  Net Investment Income (a)..............................        0.29               0.14
  Net Realized and Unrealized Gain/Loss..................       (0.27)              0.72
                                                               ------             ------
Total from Investment Operations.........................        0.02               0.86
                                                               ------             ------
Less:
  Distributions from Net Investment Income...............        0.16               0.14
  Distributions from Net Realized Gain...................        0.03                -0-
                                                               ------             ------
Total Distributions......................................        0.19               0.14
                                                               ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................      $10.55             $10.72
                                                               ======             ======

Total Return* (b)........................................       0.05%              8.67%**
Net Assets at End of the Period (In millions)............      $ 83.5             $ 14.2
Ratio of Expenses to Average Net Assets* (c) (d).........       0.41%              0.42%
Ratio of Net Investment Income to Average Net Assets*....       2.61%              2.65%
Portfolio Turnover.......................................         11%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......       0.90%              4.37%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................       2.10%             (1.30%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .90% and .93% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .02% for the year ended March 31, 2008 and the period ended March 31, 2007, respectively.

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS B SHARES                                               YEAR ENDED       OPERATIONS) TO
                                                           MARCH 31, 2008     MARCH 31, 2007
                                                           -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................      $10.68             $10.00
                                                               ------             ------
  Net Investment Income (a)..............................        0.23               0.10
  Net Realized and Unrealized Gain/Loss..................       (0.29)              0.71
                                                               ------             ------
Total from Investment Operations.........................       (0.06)              0.81
                                                               ------             ------
Less:
  Distributions from Net Investment Income...............        0.11               0.13
  Distributions from Net Realized Gain...................        0.03                -0-
                                                               ------             ------
Total Distributions......................................        0.14               0.13
                                                               ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................      $10.48             $10.68
                                                               ======             ======

Total Return* (b)........................................      -0.66%              8.14%**
Net Assets at End of the Period (In millions)............      $ 15.8             $  4.2
Ratio of Expenses to Average Net Assets* (c) (d).........       1.16%              1.17%
Ratio of Net Investment Income to Average Net Assets*....       2.13%              1.83%
Portfolio Turnover.......................................         11%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......       1.72%              5.12%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................       1.57%             (2.12%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .90% and .93% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .02% for the year ended March 31, 2008 and the period ended March 31, 2007, respectively.

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS C SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.69              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.17                0.10
  Net Realized and Unrealized Gain/Loss..................      (0.23)               0.72
                                                              ------              ------
Total from Investment Operations.........................      (0.06)               0.82
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.13                0.13
  Distributions from Net Realized Gain...................       0.03                 -0-
                                                              ------              ------
Total Distributions......................................       0.16                0.13
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.47              $10.69
                                                              ======              ======
Total Return* (b)........................................     -0.70%               8.24%**
Net Assets at End of the Period (In millions)............     $ 19.4              $  2.3
Ratio of Expenses to Average Net Assets* (c) (d).........      1.16%               1.17%
Ratio of Net Investment Income to Average Net Assets*....      1.57%               1.82%
Portfolio Turnover.......................................        11%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.63%               5.12%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      1.10%              (2.13%)
**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .90% and .93% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01 and .02% for the year ended March 31, 2008 and the period ended March 31, 2007, respectively.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 25, 2006
                                                                            (COMMENCEMENT OF
CLASS I SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2008     MARCH 31, 2007
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.74             $10.00
                                                              ------             ------
  Net Investment Income (a)..............................       0.30               0.15
  Net Realized and Unrealized Gain/Loss..................      (0.26)              0.74
                                                              ------             ------
Total from Investment Operations.........................       0.04               0.89
                                                              ------             ------
Less:
  Distributions from Net Investment Income...............       0.17               0.15
  Distributions from Net Realized Gain...................       0.03                -0-
                                                              ------             ------
Total Distributions......................................       0.20               0.15
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.58             $10.74
                                                              ======             ======

Total Return* (b)........................................      0.25%              8.90%**
Net Assets at End of the Period (In millions)............     $  0.2             $  0.5
Ratio of Expenses to Average Net Assets* (c) (d).........      0.16%              0.17%
Ratio of Net Investment Income to Average Net Assets*....      2.69%              2.77%
Portfolio Turnover.......................................        11%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets(c) (d)........      1.15%              4.11%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      1.70%             (1.18%)
** Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .90% and .93% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% and .02% for the year ended March 31, 2008 and the period ended March 31, 2007, respectively.

See Notes to Financial Statements                                             17

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Moderate Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk. The Fund invests primarily in other funds ("Underlying Funds"). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the two year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $125,707,730
                                                              ============
Gross tax unrealized appreciation...........................  $    337,356
Gross tax unrealized depreciation...........................    (8,528,268)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (8,190,912)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. The tax character of distributions paid during the year ended March 31, 2008 and period ended March 31, 2007 were as follows:

                                                                 2008         2007
Distributions paid from:
  Ordinary Income...........................................  $  953,406    $105,027
  Long-term capital gain....................................     176,024         -0-
                                                              ----------    --------
                                                              $1,129,430    $105,027
                                                              ==========    ========

    Permanent differences, primarily due to the reclass of short-term capital gain distributions from other investment companies resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
        $492,423              $(490,717)      $(1,706)

    As of March 31, 2008, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................  $1,060,547
Undistributed long-term capital gain........................   2,585,764

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $2,668 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 0.41%, 1.16%, 1.16% and 0.16% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waived or reimbursed approximately $297,800 of its advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $46,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $30,100 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

of those funds selected by the trustees. Investments of such funds of $5,784 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $298,400 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $17,300. Sales charges do not represent expenses of the Fund.

    At March 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,800 shares of Class I.

3. CAPITAL TRANSACTIONS

For the year ended March 31, 2008 and the period ended March 31, 2007, transactions were as follows:

                                                FOR THE                      FOR THE
                                               YEAR ENDED                  PERIOD ENDED
                                             MARCH 31, 2008               MARCH 31, 2007
                                       --------------------------    ------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A............................   7,121,932    $ 78,818,266    1,375,799    $14,479,011
  Class B............................   1,417,358      15,516,706      403,021      4,222,350
  Class C............................   1,806,704      19,904,061      221,270      2,300,508
  Class I............................       9,470         100,000       50,000        500,000
                                       ----------    ------------    ---------    -----------
Total Sales..........................  10,355,464    $114,339,033    2,050,090    $21,501,869
                                       ==========    ============    =========    ===========
Dividend Reinvestment:
  Class A............................      74,217    $    823,056        5,606    $    58,527
  Class B............................       9,422         103,924          856          8,914
  Class C............................      13,440         148,111          695          7,245
  Class I............................         -0-             -0-          -0-            -0-
                                       ----------    ------------    ---------    -----------
Total Dividend Reinvestment..........      97,079    $  1,075,091        7,157    $    74,686
                                       ==========    ============    =========    ===========
Repurchases:
  Class A............................    (611,890)   $ (6,749,209)     (54,961)   $  (578,778)
  Class B............................    (310,672)     (3,427,705)     (10,525)      (112,371)
  Class C............................    (183,868)     (2,039,222)      (4,629)       (48,821)
  Class I............................     (41,200)       (484,105)         -0-            -0-
                                       ----------    ------------    ---------    -----------
Total Repurchases....................  (1,147,630)   $(12,700,241)     (70,115)   $  (739,970)
                                       ==========    ============    =========    ===========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

ended March 31, 2008, the Fund received redemption fees of approximately $5,000, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $110,896,832 and $6,454,791, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $224,500 and $50,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Moderate Fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Asset Allocation Moderate Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Moderate Fund at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders, 9% of the distributions qualify for the dividends received deduction. The Fund designated and paid $176,024 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $953,406 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2006  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2006  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2006  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            119, 219, 319, 619
                                                                AAFMODANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02708P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index and Blended Index (50% S&P 500(R) Index/30% MSCI EAFE Index/20% Lehman Brothers U.S. Aggregate Index) from 9/30/06 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (50% S&P
                                                                                                          500(R)/30% MSCI EAFE
                                                    VAN KAMPEN ASSET                                    INDEX/20% LEHMAN BROTHERS
                                                 ALLOCATION GROWTH FUND         S&P 500(R) INDEX          U.S. AGGREGATE INDEX)
                                                 ----------------------         ----------------        -------------------------
9/06                                                       9429                       10000                       10000
12/06                                                     10098                       10670                       10667
3/07                                                      10335                       10738                       10865
6/07                                                      10885                       11412                       11402
9/07                                                      11388                       11644                       11661
12/07                                                     11207                       11256                       11477
3/08                                                      10303                       10193                       10677

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 9/25/06        since 9/25/06        since 9/25/06      since 9/25/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          6.59%      2.50%     5.68%      3.09%     5.72%      5.72%       6.90%

1-year                  -0.32      -6.01     -1.12      -6.02     -1.08      -2.06       -0.09
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International

(MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Economic conditions shifted from growth to contraction during the 12-month period ending March 31, 2008, as the winding down of the cyclical excesses brought on by a broad-based global spike in housing demand hurt consumers and corporations alike.

The growth phase of the cycle began in 2002. In the wake of the market correction in 2000, the events surrounding September 11, 2001, and the subsequent recession that followed, global central banks responded with massive stimulus in the form of rate reductions and rebates, sowing the seeds for significant financial and "hard" asset appreciation from 2003 to 2007. Real estate, as well as metals and other commodities, dramatically outperformed historical rates of returns and were fed by seemingly limitless sources of funding. Inevitably, lending standards deteriorated, property values declined, and the "chain-reaction" of negative impact began to work its way back to financial institutions, lenders, builders, raw material providers and finally to the consumer.

Global economies were impacted quite differently as this cycle played out. For example, in the U.S., consumer spending contracted as the cost of maintaining one's mortgage increased, while the underlying value of the home declined. A deteriorating labor market, rising costs of food and fuel, and tighter credit combined to drive gross domestic product (GDP) growth from a range of 3 to 4 percent in 2007 to 1 to 2 percent projected for calendar 2008.

In Europe, local economies seemed a bit more insulated from residential price contractions, as strong exports kept GDP growth relatively stable, although more recent data indicates that Europe, too, was beginning to slow during the first calendar quarter of 2008. Interestingly, the European Central Bank maintained its interest rate policy (while other developed economies' central banks lowered rates), deeming inflation too great a risk to allow the bank to provide stimulus.

Asian economies began to contract as China tightened lending standards in an attempt to reduce inflationary growth. Most emerging markets, stung by the rapid rise of food and energy costs, sought ways to manage accelerating economic growth by adjusting interest rates, export policies, and currency valuations.

Generally, the backdrop for global equities and bonds shifted as the macroeconomic landscape changed. Equities corrected as valuations discounted the growing risk of lower revenue and profit growth. Volatility also spiked during the year, as "event" risk increased for individual sectors, most notably financial services. Government bonds rallied, as investors chose to ignore inflationary prospects and sought relative safety in long-dated AAA-rated credits. Lower rated debt, and any pools which held bonds of questionable quality, saw their prices deteriorate rapidly as investors grew increasingly concerned that mortgage-related investments would not be able to meet scheduled interest payments.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Asset Allocation Growth Fund outperformed the S&P 500(R) Index and the Blended Index (50% S&P 500(R) Index, 30% MSCI EAFE Index and 20% Lehman Brothers U.S. Aggregate Index) for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

------------------------------------------------------------------------------------------
                                                                   BLENDED INDEX
                                                                  (50% S&P 500(R)
                                                                  INDEX, 30% MSCI
                                                                  EAFE INDEX AND
                                                S&P 500(R)      20% LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I       INDEX        U.S. AGGREGATE INDEX)

      -0.32%    -1.12%    -1.08%    -0.09%        -5.08%             -1.73%
------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Asset Allocation Growth Fund seeks a high level of long-term total return, consistent with a high level of risk. During the period under review, the Fund maintained an asset allocation target of 80 percent in equity investments and 20 percent in fixed income investments. Additionally, the Fund's sector exposures at the end of the period under review included international equities (approximately 30 percent of total net assets), U.S. growth equities (approximately 23 percent), U.S. value equities (approximately 20 percent), real estate investments (approximately 7 percent), shorter-term fixed income investments (approximately 5 percent), U.S. mortgages (approximately 5 percent), U.S. corporate bonds (approximately 5 percent), and high yield credits (approximately 5 percent). During the year, we reduced the Fund's exposures to U.S. growth equities and increased its exposures to real estate. These changes were based on our analysis of return expectations as well as the shifting global macroeconomic environment.

A review of asset class performance around the world demonstrates the broad range of returns over the course of the year under review. Asian and Latin American markets in general provided the highest returns, as both fixed income and equity markets provided total returns in excess of 20 percent, while U.S. fixed income markets provided total returns in the 5 to 10 percent range.

However, below-investment grade rated debt was a notable exception, posting a small loss for the period. U.S. equities, in general, posted losses in the mid-single digits, with value investment styles posting larger losses than growth.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

ASSET ALLOCATION AS OF 3/31/08
U.S. Equity                                                       48.9%
Global/International                                              29.7
Fixed Income                                                      19.7
                                                                ------
Total Long-Term Investments                                       98.3
Total Repurchase Agreements                                        0.5
Other Assets in Excess of Liabilities                              1.2
                                                                ------
Net Assets                                                       100.0%

The percentages expressed above were calculated by aggregating the investment portfolios of each underlying fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  904.71           $1.90
  Hypothetical...............................     1,000.00         1,023.00            2.02
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           900.83            5.46
  Hypothetical...............................     1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           901.26            5.47
  Hypothetical...............................     1,000.00         1,019.25            5.81
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           906.19            0.71
  Hypothetical...............................     1,000.00         1,024.25            0.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15% and 0.15% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INVESTMENT COMPANIES  98.3%
iShares MSCI Japan Index Fund...............................   272,000    $ 3,364,640
Van Kampen Comstock Fund, Class I (a).......................   641,754     10,062,710
Van Kampen Corporate Bond Fund, Class I (a).................   659,092      4,251,143
Van Kampen Emerging Markets Fund, Class I (a)...............   224,826      5,092,301
Van Kampen Enterprise Fund, Class I (a).....................   609,721      8,383,658
Van Kampen Growth and Income Fund, Class I (a)..............   350,672      6,701,341
Van Kampen High Yield Fund, Class I (a).....................   423,545      4,210,036
Van Kampen International Growth Fund, Class I (a)...........   779,855     17,055,435
Van Kampen Limited Duration Fund, Class I (a)...............   415,655      4,189,807
Van Kampen Mid Cap Growth Fund, Class I (a).................   165,784      4,187,693
Van Kampen Pace Fund, Class I (a)...........................   567,749      6,705,112
Van Kampen Real Estate Securities Fund, Class I (a).........   309,641      5,904,861
Van Kampen US Mortgage Fund, Class I (a)....................   328,568      4,218,816
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $91,320,800)...................................................    84,327,553
                                                                          -----------

REPURCHASE AGREEMENTS  0.5%
Banc of America Securities ($136,399 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $136,408)...........       136,399
Citigroup Global Markets, Inc. ($136,399 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $136,407)...........       136,399
JPMorgan Chase & Co. ($40,920 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $40,922).........................        40,920
Repurchase Agreements State Street Bank & Trust Co. ($84,282 par
  collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.80%, dated 03/31/08, to be sold on
  04/01/08 at $84,286).................................................        84,282
                                                                          -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $398,000)......................................................       398,000
                                                                          -----------

TOTAL INVESTMENTS  98.8%
  (Cost $91,718,800)...................................................    84,725,553
OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%............................     1,007,960
                                                                          -----------

NET ASSETS  100.0%.....................................................   $85,733,513
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Affiliated Fund.

See Notes to Financial Statements                                              9

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $87,918,328)..............................................  $80,962,913
Investments in Underlying Unaffiliated Funds (Cost
  $3,402,472)...............................................    3,364,640
Repurchase Agreements (Cost $398,000).......................      398,000
Cash........................................................          725
Receivables:
  Fund Shares Sold..........................................    1,116,664
  Dividends.................................................       82,715
  Interest..................................................           24
  Expense Reimbursement from Adviser........................       19,665
Other.......................................................        5,948
                                                              -----------
    Total Assets............................................   85,951,294
                                                              -----------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       66,186
  Distributor and Affiliates................................       43,330
  Investments Purchased.....................................       32,682
Trustees' Deferred Compensation and Retirement Plans........       16,676
Accrued Expenses............................................       58,907
                                                              -----------
    Total Liabilities.......................................      217,781
                                                              -----------
NET ASSETS..................................................  $85,733,513
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $89,378,462
Accumulated Net Realized Gain...............................    2,597,227
Accumulated Undistributed Net Investment Income.............      751,071
Net Unrealized Depreciation.................................   (6,993,247)
                                                              -----------
NET ASSETS..................................................  $85,733,513
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $61,786,753 and 5,768,940 shares of
    beneficial interest issued and outstanding).............  $     10.71
    Maximum sales charge (5.75%* of offering price).........         0.65
                                                              -----------
    Maximum offering price to public........................  $     11.36
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $13,204,712 and 1,241,747 shares of
      beneficial interest issued and outstanding)...........  $     10.63
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,568,146 and 994,248 shares of
    beneficial interest issued and outstanding).............  $     10.63
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $173,902 and 16,191 shares of beneficial
    interest issued and outstanding)........................  $     10.74
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $ 1,059,558
Interest....................................................       54,615
                                                              -----------
    Total Income............................................    1,114,173
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................       98,385
  Class B...................................................       82,097
  Class C...................................................       68,160
Transfer Agent Fees.........................................       88,367
Investment Advisory Fee.....................................       82,107
Registration Fees...........................................       52,037
Professional Fees...........................................       43,969
Offering Cost...............................................       39,450
Accounting and Administrative Expenses......................       38,800
Reports to Shareholders.....................................       27,584
Trustees' Fees and Related Expenses.........................       16,028
Custody.....................................................       13,183
Other.......................................................       20,041
                                                              -----------
    Total Expenses..........................................      670,208
    Expense Reduction.......................................      337,235
    Less Credits Earned on Cash Balances....................        2,224
                                                              -----------
    Net Expenses............................................      330,749
                                                              -----------
NET INVESTMENT INCOME.......................................  $   783,424
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Realized Loss on Sales of Underlying Affiliated Fund
    Shares..................................................  $   (89,147)
  Realized Gain Distributions from Underlying Affiliated
    Fund Shares.............................................    3,294,622
                                                              -----------
Net Realized Gain...........................................    3,205,475
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      414,418
  End of the Period.........................................   (6,993,247)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (7,407,665)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(4,202,190)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(3,418,766)
                                                              ===========

See Notes to Financial Statements                                             11

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                              FOR THE PERIOD
                                                                            SEPTEMBER 25, 2006
                                                             FOR THE         (COMMENCEMENT OF
                                                            YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................  $   783,424         $    78,899
Net Realized Gain........................................    3,205,475             152,682
Net Unrealized Appreciation/Depreciation During the
  Period.................................................   (7,407,665)            414,418
                                                           -----------         -----------
Change in Net Assets from Operations.....................   (3,418,766)            645,999
                                                           -----------         -----------

Distributions from Net Investment Income:
  Class A Shares.........................................     (519,575)            (48,344)
  Class B Shares.........................................      (63,337)            (17,413)
  Class C Shares.........................................      (59,923)            (18,702)
  Class I Shares.........................................       (1,196)             (7,345)
                                                           -----------         -----------
                                                              (644,031)            (91,804)
                                                           -----------         -----------

Distributions from Net Realized Gain:
  Class A Shares.........................................     (168,344)                -0-
  Class B Shares.........................................      (34,406)                -0-
  Class C Shares.........................................      (30,374)                -0-
  Class I Shares.........................................         (344)                -0-
                                                           -----------         -----------
                                                              (233,468)                -0-
                                                           -----------         -----------
Total Distributions......................................     (877,499)            (91,804)
                                                           -----------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......   (4,296,265)            554,195
                                                           -----------         -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................   71,158,111          27,820,680
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      855,216              61,492
Cost of Shares Repurchased...............................   (9,376,497)         (1,043,419)
                                                           -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......   62,636,830          26,838,753
                                                           -----------         -----------
TOTAL INCREASE IN NET ASSETS.............................   58,340,565          27,392,948
NET ASSETS:
Beginning of the Period..................................   27,392,948                 -0-
                                                           -----------         -----------
End of the Period (Including accumulated undistributed
  net investment income of $751,071 and $93,145,
  respectively)..........................................  $85,733,513         $27,392,948
                                                           ===========         ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS A SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................    $ 10.90              $10.00
                                                             -------              ------
  Net Investment Income (a)..............................       0.18                0.09
  Net Realized and Unrealized Gain/Loss..................      (0.20)               0.95
                                                             -------              ------
Total from Investment Operations.........................      (0.02)               1.04
                                                             -------              ------
Less:
  Distributions from Net Investment Income...............       0.13                0.14
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                             -------              ------
Total Distributions......................................       0.17                0.14
                                                             -------              ------
NET ASSET VALUE, END OF THE PERIOD.......................    $ 10.71              $10.90
                                                             =======              ======

Total Return* (b)........................................     -0.32%              10.48%**
Net Assets at End of the Period (In millions)............    $  61.8              $ 19.8
Ratio of Expenses to Average Net Assets* (c) (d).........      0.40%               0.42%
Ratio of Net Investment Income to Average Net Assets*....      1.56%               1.61%
Portfolio Turnover.......................................        11%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.01%               3.71%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.95%              (1.68%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .89% and .96% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS B SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.86              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.12                0.04
  Net Realized and Unrealized Gain/Loss..................      (0.24)               0.95
                                                              ------              ------
Total from Investment Operations.........................      (0.12)               0.99
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.07                0.13
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.11                0.13
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.63              $10.86
                                                              ======              ======

Total Return* (b)........................................     -1.12%               9.95%**
Net Assets at End of the Period (In millions)............     $ 13.2              $  4.0
Ratio of Expenses to Average Net Assets* (c) (d).........      1.15%               1.17%
Ratio of Net Investment Income to Average Net Assets*....      1.10%               0.82%
Portfolio Turnover.......................................        11%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.78%               4.46%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.47%              (2.47%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .89% and .96% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS C SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.86              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.12                0.05
  Net Realized and Unrealized Gain/Loss..................      (0.23)               0.94
                                                              ------              ------
Total from Investment Operations.........................      (0.11)               0.99
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.08                0.13
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.12                0.13
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.63              $10.86
                                                              ======              ======

Total Return* (b)........................................     -1.08%               9.96%**
Net Assets at End of the Period (In millions)............     $ 10.6              $  3.1
Ratio of Expenses to Average Net Assets* (c) (d).........      1.15%               1.17%
Ratio of Net Investment Income to Average Net Assets*....      1.06%               0.86%
Portfolio Turnover.......................................        11%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.77%               4.46%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.44%              (2.43%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .89% and .96% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                              OPERATIONS) TO
CLASS I SHARES                                              YEAR ENDED       (COMMENCEMENT OF
                                                          MARCH 31, 2008      MARCH 31, 2007
                                                          ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.92              $10.00
                                                              ------              ------
  Net Investment Income (a)..............................       0.19                0.10
  Net Realized and Unrealized Gain/Loss..................      (0.19)               0.97
                                                              ------              ------
Total from Investment Operations.........................        -0-                1.07
                                                              ------              ------
Less:
  Distributions from Net Investment Income...............       0.14                0.15
  Distributions from Net Realized Gain...................       0.04                 -0-
                                                              ------              ------
Total Distributions......................................       0.18                0.15
                                                              ------              ------
NET ASSET VALUE, END OF THE PERIOD.......................     $10.74              $10.92
                                                              ======              ======

Total Return* (b)........................................     -0.09%              10.71%**
Net Assets at End of the Period (In millions)............     $  0.2              $  0.5
Ratio of Expenses to Average Net Assets* (c) (d).........      0.15%               0.17%
Ratio of Net Investment Income to Average Net Assets*....      1.68%               1.78%
Portfolio Turnover.......................................        11%                  0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.01%               3.46%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.82%              (1.51%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds were .89% and .96% at March 31, 2008 and 2007, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a high level of risk. The Fund invests primarily in other funds ("Underlying Funds"). Each Underlying Fund has its own investment objective and principal investment strategy. The different Underlying Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York, and various states.

    Generally, each of the tax years in the two year period ended March 31, 2008, remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $91,971,986
                                                              ===========
Gross tax unrealized appreciation...........................  $   343,651
Gross tax unrealized depreciation...........................   (7,590,084)
                                                              -----------
Net tax unrealized depreciation on investments..............  $(7,246,433)
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2008 and period ended March 31, 2007 were as follows:

                                                                2008       2007
Distributions paid from:
  Ordinary Income...........................................  $644,031    $91,804
  Long-term capital gain....................................   233,468        -0-
                                                              --------    -------
                                                              $877,499    $91,804
                                                              ========    =======

    Permanent differences, primarily due to the reclass of short-term capital gain distributions from other investment companies resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
        $518,533              $(518,533)       $-0-

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    As of March 31, 2008, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................  $  771,770
Undistributed long-term capital gain........................   2,848,050

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. CREDITS EARNED ON CASH BALANCES During the year ended March 31, 2008, the Fund's custody fee was reduced by $2,224 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Funds.

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 0.40%, 1.15%, 1.15% and 0.15% for Classes A, B, C and I Shares, respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waived or reimbursed approximately $337,200 of its advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $50,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $40,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments of such funds of $5,807 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $181,900 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $13,300. Sales charges do not represent expenses of the Fund.

    At March 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,500 shares of Class I.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the year ended March 31, 2008 and the period ended March 31, 2007, transactions were as follows:

                                                 FOR THE                     FOR THE
                                                YEAR ENDED                 PERIOD ENDED
                                              MARCH 31, 2008              MARCH 31, 2007
                                         ------------------------    ------------------------
                                          SHARES         VALUE        SHARES         VALUE
Sales:
  Class A..............................  4,380,459    $50,059,894    1,883,467    $20,214,042
  Class B..............................  1,007,865     11,345,945      377,365      3,986,068
  Class C..............................    851,289      9,669,210      295,931      3,120,570
  Class I..............................      7,691         83,062       50,000        500,000
                                         ---------    -----------    ---------    -----------
Total Sales............................  6,247,304    $71,158,111    2,606,763    $27,820,680
                                         =========    ===========    =========    ===========
Dividend Reinvestment:
  Class A..............................     59,583    $   678,650        3,808    $    40,366
  Class B..............................      8,424         95,445          974         10,303
  Class C..............................      7,160         81,121        1,023         10,823
  Class I..............................        -0-            -0-          -0-            -0-
                                         ---------    -----------    ---------    -----------
Total Dividend Reinvestment............     75,167    $   855,216        5,805    $    61,492
                                         =========    ===========    =========    ===========
Repurchases:
  Class A..............................   (489,195)   $(5,590,422)     (69,182)   $  (741,418)
  Class B..............................   (140,008)    (1,622,251)     (12,873)      (137,657)
  Class C..............................   (145,710)    (1,652,898)     (15,445)      (164,344)
  Class I..............................    (41,500)      (510,926)         -0-            -0-
                                         ---------    -----------    ---------    -----------
Total Repurchases......................   (816,413)   $(9,376,497)     (97,500)   $(1,043,419)
                                         =========    ===========    =========    ===========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $1,000, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Funds were $70,775,128 and $5,890,442, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $213,200 and $26,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Growth Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Asset Allocation Growth Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Growth Fund at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for the year then ended and for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 18% of the distributions qualify for the dividends received deduction. The Fund designated and paid $233,468 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $644,031 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2006  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2006  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2006  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            109, 209, 309, 609
                                                                AAFGRWANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02707P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Core Equity Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) from 8/31/07 (the first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges
(LINE GRAPH)

                                                                VAN KAMPEN CORE EQUITY FUND               S&P 500 INDEX
                                                                ---------------------------               -------------
8/07                                                                        9429                               10000
9/07                                                                        9850                               10374
10/07                                                                      10065                               10539
11/07                                                                       9663                               10098
12/07                                                                       9813                               10028
1/08                                                                        9093                                9427
2/08                                                                        8742                                9121
3/08                                                                        8448                                9081

                            A SHARES            B SHARES            C SHARES          I SHARES        R SHARES
                          since 8/27/07       since 8/27/07       since 8/27/07     since 8/27/07   since 8/27/07
-----------------------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      5.75%      W/O      5.00%      W/O      1.00%         W/O             W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES        SALES           SALES
TOTAL RETURNS           CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE       CHARGES         CHARGES

Since Inception         -9.69%    -14.88%   -9.79%    -14.25%   -9.96%    -10.85%      -9.57%          -9.80%
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts,
(iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500(R) is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE PERIOD SINCE INCEPTION THROUGH MARCH 31, 2008

MARKET CONDITIONS

Since the inception of the Van Kampen Core Equity Fund on August 27, 2007, deteriorating economic conditions led to a general decline in stock prices. This decline was a reflection of a very unfavorable economic environment characterized by declining real economic activity, rising inflation, and falling profits. Further dampening investor sentiment was the ongoing fallout from the subprime mortgage market and subsequent instability in the credit market, which resulted in multi-billion dollar losses at the largest financial institutions and the emergency "fire sale" of Bear Stearns to JP Morgan. At the end of the period, equity markets remained volatile as investors became concerned increasingly about the prospects for a recession in the U.S.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Core Equity Fund underperformed the S&P 500(R) Index for the period since inception, August 27, 2007, through March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE PERIOD SINCE INCEPTION THROUGH MARCH 31, 2008

----------------------------------------------------------------------
                                                          S&P
                                                         500(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R    INDEX

      -9.69%    -9.79%    -9.96%    -9.57%    -9.80%     -8.71%
----------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

On a since inception basis, the Fund's return has trailed that of the S&P 500(R). The financial sector returned significantly less than the overall market in the period; particularly in the last quarter of 2007, and three of the Fund's holdings in the sector hampered returns. Other detractors included holdings in the consumer durables, capital goods, and technology sectors. On the other hand, our stock selection in the energy, health care, and retail sectors contributed to positive performance relative to the benchmark.

As part of our attempt to control diversifiable risk in the Fund, it is our policy not to overweight or underweight any economic sector of the market in an effort to aid performance. Thus, while economic conditions may change from time to time, and while those changes might favor stocks in one economic sector over another, we do not change our portfolio weightings in an overt effort to capture anticipated sector-by-sector return differentials. We prefer to try to produce favorable investment performance by selecting from within each economic sector those stocks we expect to produce returns superior to that of the sector as a whole. We remain convinced that fairly valued stocks of companies with visible earnings increases should do well over time.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
AT&T, Inc.                                                        3.7%
General Electric Co.                                              3.5
Chevron Corp.                                                     3.5
Microsoft Corp.                                                   3.1
ConocoPhillips                                                    3.0
Pfizer, Inc.                                                      2.6
Occidental Petroleum Corp.                                        2.5
Bank of America Corp.                                             2.5
Philip Morris International, Inc.                                 2.3
NIKE, Inc., Class B                                               2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Integrated Oil & Gas                                             10.7%
Computer Hardware                                                 5.7
Industrial Conglomerates                                          4.9
Systems Software                                                  4.7
Other Diversified Financial Services                              4.5
Pharmaceuticals                                                   4.4
Managed Health Care                                               4.0
Aerospace & Defense                                               4.0
Integrated Telecommunication Services                             3.7
Tobacco                                                           3.3
Investment Banking & Brokerage                                    2.9
Construction & Farm Machinery & Heavy Trucks                      2.7
Footwear                                                          2.3
Agricultural Products                                             2.1
Railroads                                                         2.0
Biotechnology                                                     2.0
Internet Software & Services                                      2.0
Restaurants                                                       1.9
Drug Retail                                                       1.8
Oil & Gas Storage & Transportation                                1.8
Diversified Metals & Mining                                       1.7
Multi-Line Insurance                                              1.7
Life & Health Insurance                                           1.6
Steel                                                             1.6
Property & Casualty Insurance                                     1.6
Movies & Entertainment                                            1.6
Apparel, Accessories & Luxury Goods                               1.5
Oil & Gas Refining & Marketing                                    1.5
Multi-Utilities                                                   1.4
Asset Management & Custody Banks                                  1.4
Diversified Banks                                                 1.4
Paper Products                                                    1.4
Semiconductors                                                    1.3
Department Stores                                                 1.3
Computer & Electronics Retail                                     1.2
Hotels, Resorts & Cruise Lines                                    1.1
Industrial Machinery                                              1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
                                       (continued from previous page)
Communications Equipment                                          0.9
Semiconductor Equipment                                           0.8
                                                                -----
Total Long-Term Investments                                      97.4
Total Repurchase Agreements                                       1.4
                                                                -----
Total Investments                                                98.8
Other Assets in Excess of Liabilities                             1.2
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  857.62           $5.57
  Hypothetical...............................     1,000.00         1,019.00            6.06
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           857.48            6.04
  Hypothetical...............................     1,000.00         1,018.50            6.56
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           855.89            7.98
  Hypothetical...............................     1,000.00         1,016.40            8.67
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           858.74            4.41
  Hypothetical...............................     1,000.00         1,020.25            4.80
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00           857.37            6.73
  Hypothetical...............................     1,000.00         1,017.75            7.31
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 1.30%, 1.72%, 0.95% and 1.45% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratios of Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  97.4%
AEROSPACE & DEFENSE  4.0%
Boeing Co. .................................................        1,850   $   137,584
Northrop Grumman Corp. .....................................        1,460       113,603
Raytheon Co. ...............................................        1,690       109,191
United Technologies Corp. ..................................        2,120       145,898
                                                                            -----------
                                                                                506,276
                                                                            -----------
AGRICULTURAL PRODUCTS  2.1%
Archer-Daniels-Midland Co. .................................        6,460       265,894
                                                                            -----------

APPAREL, ACCESSORIES & LUXURY GOODS  1.5%
Coach, Inc. (a).............................................        6,510       196,276
                                                                            -----------

ASSET MANAGEMENT & CUSTODY BANKS  1.4%
State Street Corp. .........................................        2,280       180,120
                                                                            -----------

BIOTECHNOLOGY  2.0%
Gilead Sciences, Inc. (a)...................................        4,870       250,951
                                                                            -----------

COMMUNICATIONS EQUIPMENT  0.9%
Corning, Inc. ..............................................        4,740       113,950
                                                                            -----------

COMPUTER & ELECTRONICS RETAIL  1.2%
Best Buy Co., Inc. .........................................        3,760       155,890
                                                                            -----------

COMPUTER HARDWARE  5.7%
Apple, Inc. (a).............................................        1,750       251,125
Hewlett-Packard Co. ........................................        4,700       214,602
IBM Corp. ..................................................        2,220       255,611
                                                                            -----------
                                                                                721,338
                                                                            -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.7%
Deere & Co. ................................................        2,310       185,816
PACCAR, Inc. ...............................................        3,435       154,575
                                                                            -----------
                                                                                340,391
                                                                            -----------
DEPARTMENT STORES  1.3%
Nordstrom, Inc. ............................................        4,910       160,066
                                                                            -----------

DIVERSIFIED BANKS  1.4%
Wachovia Corp. .............................................        6,660       179,820
                                                                            -----------

DIVERSIFIED METALS & MINING  1.7%
Freeport-McMoRan Copper & Gold, Inc. .......................        2,300       221,306
                                                                            -----------

DRUG RETAIL  1.8%
CVS Caremark Corp. .........................................        5,660       229,287
                                                                            -----------

See Notes to Financial Statements                                              9

VAN KAMPEN CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
FOOTWEAR  2.3%
NIKE, Inc., Class B.........................................        4,230   $   287,640
                                                                            -----------

HOTELS, RESORTS & CRUISE LINES  1.1%
Royal Caribbean Cruises Ltd. (Liberia)......................        4,340       142,786
                                                                            -----------

INDUSTRIAL CONGLOMERATES  4.9%
General Electric Co. .......................................       12,010       444,490
Textron, Inc. ..............................................        3,150       174,573
                                                                            -----------
                                                                                619,063
                                                                            -----------
INDUSTRIAL MACHINERY  1.0%
Eaton Corp. ................................................        1,530       121,895
                                                                            -----------

INTEGRATED OIL & GAS  10.7%
Chevron Corp. ..............................................        5,130       437,897
ConocoPhillips..............................................        5,050       384,861
Marathon Oil Corp. .........................................        4,790       218,424
Occidental Petroleum Corp. .................................        4,290       313,899
                                                                            -----------
                                                                              1,355,081
                                                                            -----------
INTEGRATED TELECOMMUNICATION SERVICES  3.7%
AT&T, Inc. .................................................       12,210       467,643
                                                                            -----------

INTERNET SOFTWARE & SERVICES  2.0%
Google, Inc., Class A (a)...................................          569       250,627
                                                                            -----------

INVESTMENT BANKING & BROKERAGE  2.9%
Goldman Sachs Group, Inc. ..................................        1,400       231,546
Lehman Brothers Holdings, Inc. .............................        3,650       137,386
                                                                            -----------
                                                                                368,932
                                                                            -----------
LIFE & HEALTH INSURANCE  1.6%
MetLife, Inc. ..............................................        3,470       209,102
                                                                            -----------

MANAGED HEALTH CARE  4.0%
CIGNA Corp. ................................................        4,060       164,714
UnitedHealth Group, Inc. ...................................        5,070       174,205
WellPoint, Inc. (a).........................................        3,890       171,666
                                                                            -----------
                                                                                510,585
                                                                            -----------
MOVIES & ENTERTAINMENT  1.6%
Walt Disney Co. ............................................        6,330       198,635
                                                                            -----------

MULTI-LINE INSURANCE  1.7%
American International Group, Inc. .........................        5,040       217,980
                                                                            -----------

MULTI-UTILITIES  1.4%
Public Service Enterprise Group, Inc. ......................        4,580       184,070
                                                                            -----------

 10                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING  1.5%
Valero Energy Corp. ........................................        3,860   $   189,565
                                                                            -----------

OIL & GAS STORAGE & TRANSPORTATION  1.8%
Williams Cos., Inc. ........................................        6,750       222,615
                                                                            -----------

OTHER DIVERSIFIED FINANCIAL SERVICES  4.5%
Bank of America Corp. ......................................        8,270       313,516
Citigroup, Inc. ............................................       11,860       254,041
                                                                            -----------
                                                                                567,557
                                                                            -----------
PAPER PRODUCTS  1.4%
International Paper Co. ....................................        6,530       177,616
                                                                            -----------

PHARMACEUTICALS  4.4%
Merck & Co., Inc. ..........................................        5,970       226,562
Pfizer, Inc. ...............................................       15,970       334,252
                                                                            -----------
                                                                                560,814
                                                                            -----------
PROPERTY & CASUALTY INSURANCE  1.6%
Allstate Corp. .............................................        4,220       202,813
                                                                            -----------

RAILROADS  2.0%
CSX Corp. ..................................................        4,520       253,436
                                                                            -----------

RESTAURANTS  1.9%
McDonald's Corp. ...........................................        4,370       243,715
                                                                            -----------

SEMICONDUCTOR EQUIPMENT  0.8%
MEMC Electronic Materials, Inc. (a).........................        1,350        95,715
                                                                            -----------

SEMICONDUCTORS  1.3%
NVIDIA Corp. (a)............................................        8,660       171,381
                                                                            -----------

STEEL  1.6%
United States Steel Corp. ..................................        1,600       202,992
                                                                            -----------

SYSTEMS SOFTWARE  4.7%
Microsoft Corp. ............................................       13,930       395,334
Oracle Corp. (a)............................................       10,090       197,360
                                                                            -----------
                                                                                592,694
                                                                            -----------
TOBACCO  3.3%
Altria Group, Inc. .........................................        5,760       127,872
Philip Morris International, Inc. (a).......................        5,760       291,341
                                                                            -----------
                                                                                419,213
                                                                            -----------

See Notes to Financial Statements                                             11

VAN KAMPEN CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
---------------------------------------------------------------------------------------
=y
TOTAL LONG-TERM INVESTMENTS  97.4%
(Cost $13,605,641).......................................................   $12,355,730
                                                                            -----------

REPURCHASE AGREEMENTS  1.4%
Banc of America Securities ($59,289 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated
  03/31/08, to be sold on 04/01/08 at $59,293)...........................        59,289
Citigroup Global Markets, Inc. ($59,289 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $59,293)..............        59,289
JPMorgan Chase & Co. ($17,787 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $17,788)...........................        17,787
State Street Bank & Trust Co. ($36,635 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $36,637)..............        36,635
                                                                            -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $173,000)........................................................       173,000
                                                                            -----------

TOTAL INVESTMENTS  98.8%
  (Cost $13,778,641).....................................................    12,528,730
OTHER ASSETS IN EXCESS OF LIABILITIES 1.2%...............................       151,346
                                                                            -----------

NET ASSETS  100.0%.......................................................   $12,680,076
                                                                            ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

 12                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $13,778,641)........................  $12,528,730
Cash........................................................           11
Receivables:
  Fund Shares Sold..........................................       96,578
  Expense Reimbursement from Adviser........................       25,004
  Dividends.................................................       17,144
  Interest..................................................           10
Unamortized Offering Costs..................................       85,937
Other.......................................................        1,253
                                                              -----------
    Total Assets............................................   12,754,667
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       11,490
  Fund Shares Repurchased...................................        7,070
Trustees' Deferred Compensation and Retirement Plans........        7,757
Accrued Expenses............................................       48,274
                                                              -----------
    Total Liabilities.......................................       74,591
                                                              -----------
NET ASSETS..................................................  $12,680,076
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $14,169,009
Net Unrealized Depreciation.................................   (1,249,911)
Accumulated Undistributed Net Investment Income.............       18,021
Accumulated Net Realized Loss...............................     (257,043)
                                                              -----------
NET ASSETS..................................................  $12,680,076
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,353,063 and 376,152 shares of
    beneficial interest issued and outstanding).............  $      8.91
    Maximum sales charge (5.75%* of offering price).........         0.54
                                                              -----------
    Maximum offering price to public........................  $      9.45
                                                              ===========
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $161,187 and 18,075 shares of beneficial
    interest issued and outstanding)........................  $      8.92
                                                              ===========
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $384,948 and 43,269 shares of beneficial
    interest issued and outstanding)........................  $      8.90
                                                              ===========
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,691,797 and 974,222 shares of
    beneficial interest issued and outstanding).............  $      8.92
                                                              ===========
Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $89,081 and 10,000 shares of beneficial
    interest issued and outstanding)........................  $      8.91
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN CORE EQUITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period August 27, 2007 (Commencement of Operations) to March 31, 2008

INVESTMENT INCOME:
Dividends...................................................  $   149,290
Interest....................................................       10,735
                                                              -----------
    Total Income............................................      160,025
                                                              -----------
EXPENSES:
Offering Costs..............................................       94,812
Investment Advisory Fee.....................................       45,222
Professional Fees...........................................       36,893
Reports to Shareholders.....................................       31,244
Accounting and Administrative Expenses......................       28,282
Trustees' Fees and Related Expenses.........................       12,307
Registration Fees...........................................        9,974
Transfer Agent Fees.........................................        7,842
Custody.....................................................        4,886
Distribution (12b-1) and Service Fees
  Class A...................................................        2,552
  Class B...................................................          318
  Class C...................................................        1,014
  Class R...................................................          294
Other.......................................................       11,913
                                                              -----------
    Total Expenses..........................................      287,553
    Expense Reduction.......................................      217,212
    Less Credits Earned on Cash Balances....................           70
                                                              -----------
    Net Expenses............................................       70,271
                                                              -----------
NET INVESTMENT INCOME.......................................  $    89,754
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $  (218,486)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................          -0-
  End of the Period.........................................   (1,249,911)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,249,911)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,468,397)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(1,378,643)
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
For the Period August 27, 2007 (Commencement of Operations) to March 31, 2008

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $    89,754
Net Realized Loss...........................................     (218,486)
Net Unrealized Depreciation During the Period...............   (1,249,911)
                                                              -----------
Change in Net Assets from Operations........................   (1,378,643)
                                                              -----------

Distributions from Net Investment Income:
  Class A Shares............................................      (23,184)
  Class B Shares............................................       (1,063)
  Class C Shares............................................       (1,450)
  Class I Shares............................................     (106,309)
  Class R Shares............................................         (956)
                                                              -----------
                                                                 (132,962)
                                                              -----------

Distributions from Net Realized Gain:
  Class A Shares............................................       (6,810)
  Class B Shares............................................         (398)
  Class C Shares............................................         (519)
  Class I Shares............................................      (30,662)
  Class R Shares............................................         (319)
                                                              -----------
                                                                  (38,708)
                                                              -----------
Total Distributions.........................................     (171,670)
                                                              -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........   (1,550,313)
                                                              -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   14,449,981
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................       29,746
Cost of Shares Repurchased..................................     (249,338)
                                                              -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........   14,230,389
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................   12,680,076
NET ASSETS:
Beginning of the Period.....................................          -0-
                                                              -----------
End of the Period (Including accumulated undistributed net
  investment income of $18,021).............................  $12,680,076
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN CORE EQUITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 27, 2007
                                                              (COMMENCEMENT OF
CLASS A SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2008
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $   10.00
                                                                 ---------
  Net Investment Income (a).................................          0.06
  Net Realized and Unrealized Loss..........................         (1.01)
                                                                 ---------
Total from Investment Operations............................         (0.95)
                                                                 ---------
Less:
  Distributions from Net Investment Income..................          0.11
  Distributions from Net Realized Gain......................          0.03
                                                                 ---------
Total Distributions.........................................          0.14
                                                                 ---------
NET ASSET VALUE, END OF THE PERIOD..........................     $    8.91
                                                                 =========

Total Return* (b)...........................................        -9.69%**
Net Assets at End of the Period (In millions)...............     $     3.4
Ratio of Expenses to Average Net Assets *...................         1.20%
Ratio of Net Investment Income to Average Net Assets*.......         1.11%
Portfolio Turnover..........................................           14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................         4.14%
   Ratio of Net Investment Loss to Average Net Assets.......        (1.83%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 27, 2007
                                                              (COMMENCEMENT OF
CLASS B SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2008
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................         0.05
  Net Realized and Unrealized Loss..........................        (1.01)
                                                                  -------
Total from Investment Operations............................        (0.96)
                                                                  -------
Less:
  Distributions from Net Investment Income..................         0.09
  Distributions from Net Realized Gain......................         0.03
                                                                  -------
Total Distributions.........................................         0.12
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $  8.92
                                                                  =======

Total Return* (b)...........................................       -9.79%(c)**
Net Assets at End of the Period (In millions)...............      $   0.2
Ratio of Expenses to Average Net Assets*....................        1.38%(c)
Ratio of Net Investment Income to Average Net Assets*.......        0.95%(c)
Portfolio Turnover..........................................          14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        4.53%(c)
   Ratio of Net Investment Loss to Average Net Assets.......       (2.20%)(c)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements                                             17

VAN KAMPEN CORE EQUITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 27, 2007
                                                              (COMMENCEMENT OF
CLASS C SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2008
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................         0.04
  Net Realized and Unrealized Loss..........................        (1.02)
                                                                  -------
Total from Investment Operations............................        (0.98)
                                                                  -------
Less:
  Distributions from Net Investment Income..................         0.09
  Distributions from Net Realized Gain......................         0.03
                                                                  -------
Total Distributions.........................................         0.12
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $  8.90
                                                                  =======

Total Return* (b)...........................................       -9.96%(c)**
Net Assets at End of the Period (In millions)...............      $   0.4
Ratio of Expenses to Average Net Assets*....................        1.74%(c)
Ratio of Net Investment Income to Average Net Assets*.......        0.66%(c)
Portfolio Turnover..........................................          14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        4.79%(c)
   Ratio of Net Investment Loss to Average Net Assets.......       (2.39%)(c)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

 18                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 27, 2007
                                                              (COMMENCEMENT OF
CLASS I SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2008
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................         0.08
  Net Realized and Unrealized Loss..........................        (1.02)
                                                                  -------
Total from Investment Operations............................        (0.94)
                                                                  -------
Less:
  Distributions from Net Investment Income..................         0.11
  Distributions from Net Realized Gain......................         0.03
                                                                  -------
Total Distributions.........................................         0.14
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $  8.92
                                                                  =======

Total Return* (b)...........................................       -9.57%**
Net Assets at End of the Period (In millions)...............      $   8.7
Ratio of Expenses to Average Net Assets*....................        0.95%
Ratio of Net Investment Income to Average Net Assets*.......        1.35%
Portfolio Turnover..........................................          14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        4.11%
   Ratio of Net Investment Loss to Average Net Assets.......       (1.81%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN CORE EQUITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              AUGUST 27, 2007
                                                              (COMMENCEMENT OF
CLASS R SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2008
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $ 10.00
                                                                  -------
  Net Investment Income (a).................................         0.05
  Net Realized and Unrealized Loss..........................        (1.01)
                                                                  -------
Total from Investment Operations............................        (0.96)
                                                                  -------
Less:
  Distributions from Net Investment Income..................         0.10
  Distributions from Net Realized Gain......................         0.03
                                                                  -------
Total Distributions.........................................         0.13
                                                                  -------
NET ASSET VALUE, END OF THE PERIOD..........................      $  8.91
                                                                  =======

Total Return* (b)...........................................       -9.80%**
Net Assets at End of the Period (In millions)...............      $   0.1
Ratio of Expenses to Average Net Assets*....................        1.45%
Ratio of Net Investment Income to Average Net Assets*.......        0.85%
Portfolio Turnover..........................................          14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................        4.61%
   Ratio of Net Investment Loss to Average Net Assets.......       (2.31%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Core Equity Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund invests primarily in equity securities of large capitalization companies that the investment adviser believes are undervalued and have strong earnings momentum and relative strength. The Fund commenced investment operations on August 27, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on August 27, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. This tax year ended March 31, 2008 remains subject to examination by taxing authorities.

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $13,778,641
                                                                ===========
Gross tax unrealized appreciation...........................    $   487,451
Gross tax unrealized depreciation...........................     (1,737,362)
                                                                -----------
Net tax unrealized depreciation on investments..............    $(1,249,911)
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the period ended March 31, 2008 was as follows:

Distributions paid from:
  Ordinary income...........................................    $171,670

    Permanent differences, primarily due to start up and organizational costs, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET
  NET INVESTMENT INCOME     REALIZED LOSS    CAPITAL
         $61,229                $151         $(61,380)

    As of March 31, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $27,006

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

purposes and post-October losses of $257,043 which are not recognized for tax purposes until the first day of the following fiscal year.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. CREDITS EARNED ON CASH BALANCES During the period ended March 31, 2008, the Fund's custody fee was reduced by $70 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .65%
Next $1.5 billion...........................................       .60%
Over $2.5 billion...........................................       .55%

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in net expense ratios of 1.20%, 1.38%, 1.74%, .95% and 1.45% for Classes A, B, C, I and R Shares,
respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the period ended March 31, 2008, the Adviser waived or reimbursed approximately $217,200 of advisory fees or other expenses.

    For the period ended March 31, 2008, the Fund recognized expenses of approximately $70 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2008, the Fund recognized expenses of approximately $31,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2008, the Fund recognized expenses of approximately $6,100 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $1,106 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended March 31, 2008, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $14.

    For the period ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $4,900 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $100. Sales charges do not represent expenses of the Fund.

    At March 31, 2008, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 10,000 shares of Class A, 10,000 shares of Class B, 10,000 shares of Class C, 960,000 shares of Class I, and 10,000 shares of Class R.

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2008, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................    393,010    $ 3,959,000
  Class B...................................................     20,059        196,472
  Class C...................................................     46,040        447,554
  Class I...................................................    975,424      9,746,955
  Class R...................................................     10,000        100,000
                                                              ---------    -----------
Total Sales.................................................  1,444,533    $14,449,981
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................      2,751    $    28,525
  Class B...................................................         28            292
  Class C...................................................         73            758
  Class I...................................................         17            171
  Class R...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................      2,869    $    29,746
                                                              =========    ===========
Repurchases:
  Class A...................................................    (19,609)   $  (192,174)
  Class B...................................................     (2,012)       (18,537)
  Class C...................................................     (2,844)       (27,754)
  Class I...................................................     (1,219)       (10,873)
  Class R...................................................        -0-            -0-
                                                              ---------    -----------
Total Repurchases...........................................    (25,684)   $  (249,338)
                                                              =========    ===========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the period ended March 31, 2008, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $15,410,625 and $1,586,497, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $-0- and $1,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN CORE EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Core Equity Fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Core Equity Fund (the "Fund") as of March 31, 2008, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from August 27, 2007 (commencement of operations) through March 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Core Equity Fund at March 31, 2008, the results of its operations, the changes in its net assets, and its financial highlights for the period from August 27, 2007 (commencement of operation) through March 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN CORE EQUITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 73% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $145,745 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calender year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN CORE EQUITY FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2007  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2007  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN CORE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2007  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2007  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN CORE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2007  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2007  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2007  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2007  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN CORE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2007  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN CORE EQUITY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                         since 2007  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the                 Director of the Abraham
                                                          Fund Complex.                           Lincoln Presidential
                                                                                                  Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN CORE EQUITY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2007  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2007  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN CORE EQUITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2007  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2007  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2007  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Core Equity Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Core Equity Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Core Equity Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                       143, 243, 343, 643, 543
                                                                   CEFANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02706P-Y03/08

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Disciplined Small Cap Value Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3-31-08

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Value Index from 3/30/07 (first month-end after inception) through 3/31/08. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN DISCIPLINED SMALL CAP
                                                                         VALUE FUND                  RUSSELL 2000 VALUE INDEX
                                                              --------------------------------       ------------------------
3/07                                                                        9425                              10000
4/07                                                                        9557                              10104
5/07                                                                        9774                              10474
6/07                                                                        9604                              10230
7/07                                                                        8803                               9359
8/07                                                                        8728                               9547
9/07                                                                        8737                               9590
10/07                                                                       8831                               9694
11/07                                                                       8049                               8968
12/07                                                                       8052                               8892
1/08                                                                        7746                               8527
2/08                                                                        7647                               8189
3/08                                                                        7697                               8312

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 3/30/07         since 3/30/07         since 3/30/07      since 3/30/07
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE       CHARGES

Since Inception         -18.29%    -22.98%    -18.38%    -21.51%    -18.18%    -18.18%      -18.05%

10-year                     --         --         --         --         --         --           --

5-year                      --         --         --         --         --         --           --

1-year                  -18.34     -23.03     -18.42     -22.34     -18.22     -19.01       -18.09
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares.

Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursement, the fund's returns would have been lower.

The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index includes the 2,000 smallest companies in the Russell 3000(R) Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

Equity market conditions during the 12 months ended March 31, 2008 deteriorated along with the economy, with smaller capitalization companies hit especially hard. As global liquidity dried up, investors increasingly turned to a combination of "safe haven" investments in large capitalization stocks and Treasuries, as well as commodity-related investments. The latter benefited from rising pricing pressures in fuel, agriculture and metals. Among equity sectors, financials and consumer-related stocks were among the hardest hit, as investors became increasingly nervous about the mounting writeoffs for banks and the declining prospects for the cash-strapped consumer. In this environment, growth generally outperformed value, and large-capitalization stocks generally outperformed smaller-capitalization stocks.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Disciplined Small Cap Value Fund underperformed the Russell 2000(R) Value Index for the 12 months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2008

-----------------------------------------------------------------
                                                 RUSSELL
                                                 2000(R)
      CLASS A   CLASS B   CLASS C   CLASS I    VALUE INDEX

      -18.34%   -18.42%   -18.22%   -18.09%      -16.88%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

In actively managing the portfolio, the team applies a bottom-up, quantitative approach, using a series of models to help identify companies that appear undervalued, have attractive operating attributes, and improving market price behavior. The Fund selects securities by identifying companies with attractive measures such as valuation (including price relative to trailing earnings), operating (including change in shares outstanding), and momentum (including growth rate in 12-month price) factors.

In a difficult environment for small cap value stocks, as measured by the Russell 2000 Value Index, the Fund's emphasis on companies with pronounced value characteristics (particularly those with attractive book-to-price ratios) was a key driver of its negative returns. Security selection was weakest in the financials sector, particularly within the real estate industry group, though the effect was
 2
somewhat mitigated by an underweight to the sector overall. Additionally, an overweight in the consumer discretionary sector, especially within the media industry group, hampered relative performance during the period.

Other positions were more beneficial to returns. Stocks with attractive long-term price momentum (measured over a 12-month history) contributed to the Fund's relative performance during the period. The Fund's positioning in securities with smaller market capitalizations than that of the Russell 2000 Value Index also supported relative performance. From a sector perspective, an overweight in materials and an underweight in information technology were the top contributors to relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 3/31/08
Whiting Petroleum Corp.                                           1.2%
SAIC, Inc.                                                        1.1
Oil States International, Inc.                                    1.1
Pioneer Drilling Co., Ltd.                                        0.9
Chiquita Brands International, Inc.                               0.9
Phoenix Cos, Inc./The                                             0.9
Westar Energy, Inc.                                               0.9
Schnitzer Steel Industries, Inc., Class A                         0.9
Quanex Corp.                                                      0.9
Aspen Insurance Holdings, Ltd.                                    0.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
Property & Casualty Insurance                                     7.4%
Regional Banks                                                    4.6
Specialty Chemicals                                               4.1
Industrial Machinery                                              3.2
Life & Health Insurance                                           3.1
Steel                                                             2.8
Reinsurance                                                       2.6
Oil & Gas Exploration & Production                                2.5
Broadcasting & Cable TV                                           2.5
Gas Utilities                                                     2.2
Oil & Gas Equipment & Services                                    2.1
Leisure Products                                                  2.1
Thrifts & Mortgage Finance                                        2.1
Oil & Gas Drilling                                                2.0
Packaged Foods & Meats                                            1.9
Publishing                                                        1.9
Trading Companies & Distributors                                  1.8
IT Consulting & Other Services                                    1.6
Diversified Chemicals                                             1.6
Auto Parts & Equipment                                            1.6
Electronic Manufacturing Services                                 1.5
Health Care Equipment                                             1.5
Semiconductor Equipment                                           1.4
Homebuilding                                                      1.4
Construction & Farm Machinery & Heavy Trucks                      1.4
Tobacco                                                           1.4
Personal Products                                                 1.3
Oil & Gas Storage & Transportation                                1.3
Air Freight & Logistics                                           1.3
Home Furnishings                                                  1.3
Airlines                                                          1.3
Automotive Retail                                                 1.2
Integrated Telecommunication Services                             1.2
Diversified Commercial & Professional Services                    1.2
Wireless Telecommunication Services                               1.1
Investment Banking & Brokerage                                    1.0
Mortgage REITs                                                    1.0
Electric Utilities                                                1.0
Housewares & Specialties                                          1.0
Electrical Components & Equipment                                 0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/08
(continued from previous page)
Managed Health Care                                               0.9
Asset Management & Custody Banks                                  0.9
Diversified Metals & Mining                                       0.8
Apparel, Accessories & Luxury Goods                               0.8
Communications Equipment                                          0.7
Specialized Finance                                               0.7
Alternative Carriers                                              0.7
Specialized REITs                                                 0.7
Multi-Utilities                                                   0.7
Health Care Facilities                                            0.7
Commercial Printing                                               0.7
Multi-Line Insurance                                              0.7
Office Services & Supplies                                        0.7
Technology Distributors                                           0.6
Marine                                                            0.6
Paper Products                                                    0.6
Metal & Glass Containers                                          0.6
Railroads                                                         0.6
Aerospace & Defense                                               0.6
Semiconductors                                                    0.6
Diversified Banks                                                 0.6
Building Products                                                 0.5
Health Care Services                                              0.5
Internet Software & Services                                      0.5
Restaurants                                                       0.5
Consumer Finance                                                  0.5
Environmental & Facilities Services                               0.5
Footwear                                                          0.4
Data Processing & Outsourced Services                             0.4
Life Sciences Tools & Services                                    0.2
Diversified Capital Markets                                       0.2
Food Retail                                                       0.2
Household Appliances                                              0.1
Food Distributors                                                 0.1
Coal & Consumable Fuels                                           0.1
Specialty Stores                                                  0.0*
Agricultural Products                                             0.0*
Department Stores                                                 0.0*
                                                                -----
Total Long-Term Investments                                      97.6
Total Repurchase Agreements                                       3.6
                                                                -----
Total Investments                                               101.2
Liabilities in Excess of Other Assets                            (1.2)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $  880.92           $6.63
  Hypothetical...............................     1,000.00         1,017.95            7.11
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           882.88            3.53
  Hypothetical...............................     1,000.00          1021.25            3.79
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           885.01            1.08
  Hypothetical...............................     1,000.00         1,023.85            1.16
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           882.63            5.46
  Hypothetical...............................     1,000.00         1,019.20            5.86
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 0.75%, 0.23% and 1.16% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver. The expense ratios, for Class B and C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  97.6%
AEROSPACE & DEFENSE  0.6%
Ceradyne, Inc. (a)..........................................      574     $   18,345
DynCorp International, Inc., Class A (a)....................      572          9,541
                                                                          ----------
                                                                              27,886
                                                                          ----------
AGRICULTURAL PRODUCTS  0.0%
Fresh Del Monte Produce, Inc. (Cayman Islands) (a)..........       10            364
                                                                          ----------

AIR FREIGHT & LOGISTICS  1.3%
ABX Holdings, Inc. (a)......................................    5,374         15,800
Atlas Air Worldwide Holdings, Inc. (a)......................      633         34,815
Park-Ohio Holdings Corp. (a)................................      716         11,248
                                                                          ----------
                                                                              61,863
                                                                          ----------
AIRLINES  1.3%
ExpressJet Holdings, Inc. (a)...............................    3,069          8,072
Republic Airways Holdings, Inc. (a).........................      832         18,021
Skywest, Inc. ..............................................    1,617         34,151
                                                                          ----------
                                                                              60,244
                                                                          ----------
ALTERNATIVE CARRIERS  0.7%
Premiere Global Services, Inc. (a)..........................    2,461         35,291
                                                                          ----------

APPAREL, ACCESSORIES & LUXURY GOODS  0.8%
Perry Ellis International, Inc. (a).........................    1,733         37,831
                                                                          ----------

ASSET MANAGEMENT & CUSTODY BANKS  0.9%
Calamos Asset Management, Inc., Class A.....................    1,491         24,274
GAMCO Investors, Inc., Class A..............................      351         17,676
                                                                          ----------
                                                                              41,950
                                                                          ----------
AUTO PARTS & EQUIPMENT  1.6%
Aftermarket Technology Corp. (a)............................      605         11,761
ArvinMeritor, Inc. .........................................    2,824         35,328
Modine Manufacturing Co. ...................................       49            710
Stoneridge, Inc. (a)........................................    2,119         28,501
                                                                          ----------
                                                                              76,300
                                                                          ----------
AUTOMOTIVE RETAIL  1.2%
Asbury Automotive Group, Inc. ..............................    1,881         25,883
Sonic Automotive, Inc., Class A.............................    1,606         33,003
                                                                          ----------
                                                                              58,886
                                                                          ----------
BROADCASTING & CABLE TV  2.5%
Citadel Broadcasting Corp. .................................    6,327         10,503
Cox Radio, Inc., Class A (a)................................    2,704         32,123
Entercom Communications Corp. ..............................    2,135         21,200
Entravision Communications Corp., Class A (a)...............    4,104         27,333
Gray Television, Inc. ......................................    1,324          7,534
Lin TV Corp., Class A (a)...................................      410          3,940

See Notes to Financial Statements                                              9

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
BROADCASTING & CABLE TV (CONTINUED)
Radio One, Inc., Class D (a)................................    4,597     $    6,987
Westwood One, Inc. (a)......................................    4,967         10,431
                                                                          ----------
                                                                             120,051
                                                                          ----------
BUILDING PRODUCTS  0.5%
Ameron International Corp. .................................      279         26,095
                                                                          ----------

COAL & CONSUMABLE FUELS  0.1%
USEC, Inc. (a)..............................................    1,202          4,447
                                                                          ----------

COMMERCIAL PRINTING  0.7%
Deluxe Corp. ...............................................    1,386         26,625
Ennis, Inc. ................................................      393          6,595
                                                                          ----------
                                                                              33,220
                                                                          ----------
COMMUNICATIONS EQUIPMENT  0.7%
Sycamore Networks, Inc. (a).................................    9,816         35,927
                                                                          ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.4%
Accuride Corp. (a)..........................................    4,001         32,728
Blount International, Inc. (a)..............................    2,569         31,778
Cascade Corp. ..............................................       47          2,318
                                                                          ----------
                                                                              66,824
                                                                          ----------
CONSUMER FINANCE  0.5%
Advanta Corp., Class B......................................    3,317         23,319
                                                                          ----------

DATA PROCESSING & OUTSOURCED SERVICES  0.4%
Gevity HR, Inc. ............................................    2,201         19,061
                                                                          ----------

DEPARTMENT STORES  0.0%
Bon-Ton Stores, Inc./The....................................       34            186
                                                                          ----------

DIVERSIFIED BANKS  0.6%
Banco Latinoamericano de Exportaciones SA, Class E
  (Panama)..................................................    1,737         26,750
                                                                          ----------

DIVERSIFIED CAPITAL MARKETS  0.2%
HFF, Inc., Class A (a)......................................    1,722          8,627
                                                                          ----------

DIVERSIFIED CHEMICALS  1.6%
Hercules, Inc. .............................................    1,999         36,562
Olin Corp. .................................................    2,078         41,061
                                                                          ----------
                                                                              77,623
                                                                          ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.2%
Cornell Cos, Inc. (a).......................................    1,330         29,872
Exponent, Inc. (a)..........................................      413         13,563
G & K Services, Inc., Class A...............................       95          3,383
Viad Corp. .................................................      293         10,551
                                                                          ----------
                                                                              57,369
                                                                          ----------

 10                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING  0.8%
Compass Minerals International, Inc. .......................      654     $   38,573
                                                                          ----------

ELECTRIC UTILITIES  1.0%
Central Vermont Public Service Corp. .......................      225          5,377
Westar Energy, Inc. ........................................    1,883         42,876
                                                                          ----------
                                                                              48,253
                                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT  0.9%
GrafTech International, Ltd. (a)............................    1,200         19,452
LSI Industries, Inc. .......................................    1,949         25,746
                                                                          ----------
                                                                              45,198
                                                                          ----------
ELECTRONIC MANUFACTURING SERVICES  1.5%
Park Electrochemical Corp. .................................    1,191         30,787
Plexus Corp. (a)............................................    1,417         39,747
                                                                          ----------
                                                                              70,534
                                                                          ----------
ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Casella Waste Systems, Inc., Class A (a)....................    2,076         22,691
                                                                          ----------

FOOD DISTRIBUTORS  0.1%
Nash Finch Co. .............................................      148          5,029
                                                                          ----------

FOOD RETAIL  0.2%
Village Super Market, Class A...............................      148          7,622
                                                                          ----------

FOOTWEAR  0.4%
Deckers Outdoor Corp. (a)...................................      189         20,378
                                                                          ----------

GAS UTILITIES  2.2%
Northwest Natural Gas Co. ..................................      779         33,840
South Jersey Industries, Inc. ..............................      974         34,197
WGL Holdings, Inc. .........................................    1,224         39,241
                                                                          ----------
                                                                             107,278
                                                                          ----------
HEALTH CARE EQUIPMENT  1.5%
HealthTronics, Inc. (a).....................................    2,278          7,381
Invacare Corp. .............................................    1,389         30,947
STERIS Corp. ...............................................    1,189         31,901
                                                                          ----------
                                                                              70,229
                                                                          ----------
HEALTH CARE FACILITIES  0.7%
AmSurg Corp. (a)............................................    1,418         33,578
                                                                          ----------

HEALTH CARE SERVICES  0.5%
Alliance Imaging, Inc. (a)..................................    2,948         25,353
                                                                          ----------

HOME FURNISHINGS  1.3%
Furniture Brands International, Inc. .......................    2,337         27,343
Hooker Furniture Corp. .....................................    1,482         33,108
                                                                          ----------
                                                                              60,451
                                                                          ----------

See Notes to Financial Statements                                             11

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
HOMEBUILDING  1.4%
Avatar Holdings, Inc. (a)...................................      777     $   33,870
Meritage Homes Corp. (a)....................................      190          3,671
Standard Pacific Corp. .....................................    6,205         30,156
                                                                          ----------
                                                                              67,697
                                                                          ----------
HOUSEHOLD APPLIANCES  0.1%
Helen of Troy, Ltd. (Bermuda) (a)...........................      339          5,685
                                                                          ----------

HOUSEWARES & SPECIALTIES  1.0%
CSS Industries, Inc. .......................................      845         29,541
Tupperware Brands Corp. ....................................      483         18,683
                                                                          ----------
                                                                              48,224
                                                                          ----------
INDUSTRIAL MACHINERY  3.2%
Chart Industries, Inc. (a)..................................    1,017         34,415
Columbus McKinnon Corp. (a).................................    1,040         32,219
EnPro Industries, Inc. (a)..................................    1,112         34,683
Lydall, Inc. (a)............................................      693          7,935
Robbins & Myers, Inc. ......................................      974         31,801
Tecumseh Products Co., Class A (a)..........................      480         14,727
                                                                          ----------
                                                                             155,780
                                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES  1.2%
Atlantic Tele-Network, Inc. ................................      710         24,019
Cincinnati Bell, Inc. (a)...................................    5,802         24,717
Hungarian Telephone & Cable Corp. (a).......................      566          9,820
                                                                          ----------
                                                                              58,556
                                                                          ----------
INTERNET SOFTWARE & SERVICES  0.5%
United Online, Inc. ........................................    2,368         25,006
                                                                          ----------

INVESTMENT BANKING & BROKERAGE  1.0%
Evercore Partners, Inc., Class A............................    1,438         25,524
SWS Group, Inc. ............................................    2,011         24,595
                                                                          ----------
                                                                              50,119
                                                                          ----------
IT CONSULTING & OTHER SERVICES  1.6%
CIBER, Inc. (a).............................................    4,695         23,005
SAIC, Inc. (a)..............................................    2,976         55,324
                                                                          ----------
                                                                              78,329
                                                                          ----------
LEISURE PRODUCTS  2.1%
Arctic Cat, Inc. ...........................................    3,048         22,220
Jakks Pacific, Inc. (a).....................................    1,064         29,335
Nautilus, Inc. .............................................    6,077         19,993
Polaris Industries, Inc. ...................................      745         30,552
                                                                          ----------
                                                                             102,100
                                                                          ----------
LIFE & HEALTH INSURANCE  3.1%
American Equity Investment Life Holding Co. ................    2,055         19,070
Delphi Financial Group......................................    1,144         33,439
FBL Financial Group, Inc., Class A..........................      875         24,929

 12                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE (CONTINUED)
Phoenix Cos, Inc./The.......................................    3,537     $   43,187
Presidential Life Corp. ....................................    1,700         29,648
                                                                          ----------
                                                                             150,273
                                                                          ----------
LIFE SCIENCES TOOLS & SERVICES  0.2%
PharmaNet Development Group, Inc. (a).......................      468         11,808
                                                                          ----------

MANAGED HEALTH CARE  0.9%
Molina Healthcare, Inc. (a).................................      976         23,834
Universal American Financial Corp. (a)......................    1,743         18,476
                                                                          ----------
                                                                              42,310
                                                                          ----------
MARINE  0.6%
Genco Shipping & Trading, Ltd. (Marshall Islands)...........      529         29,851
                                                                          ----------

METAL & GLASS CONTAINERS  0.6%
Greif, Inc., Class A........................................      431         29,278
                                                                          ----------

MORTGAGE REIT'S  1.0%
Anworth Mortgage Asset Corp. ...............................    3,796         23,270
Crystal River Capital, Inc. ................................      205          1,831
Deerfield Capital Corp. ....................................    7,986         11,260
IMPAC Mortgage Holdings, Inc. ..............................   10,605         13,468
                                                                          ----------
                                                                              49,829
                                                                          ----------
MULTI-LINE INSURANCE  0.7%
Horace Mann Educators Corp. ................................    1,811         31,656
                                                                          ----------

MULTI-UTILITIES  0.7%
Black Hills Corp. ..........................................      958         34,277
                                                                          ----------

OFFICE SERVICES & SUPPLIES  0.7%
IKON Office Solutions, Inc. ................................    4,163         31,639
                                                                          ----------

OIL & GAS DRILLING  2.0%
Grey Wolf, Inc. (a).........................................    5,947         40,320
Pioneer Drilling Co., Ltd. (a)..............................    2,832         45,114
Union Drilling, Inc. (a)....................................      702         12,278
                                                                          ----------
                                                                              97,712
                                                                          ----------
OIL & GAS EQUIPMENT & SERVICES  2.1%
Hornbeck Offshore Services, Inc. (a)........................      918         41,925
Oil States International, Inc. (a)..........................    1,185         53,100
Trico Marine Services, Inc. (a).............................      216          8,417
                                                                          ----------
                                                                             103,442
                                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION  2.5%
Callon Petroleum Co. (a)....................................    1,900         34,371
Petroleum Development Corp. (a).............................      444         30,756
Whiting Petroleum Corp. (a).................................      890         57,538
                                                                          ----------
                                                                             122,665
                                                                          ----------

See Notes to Financial Statements                                             13

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION  1.3%
General Maritime Corp. (Marshall Islands)...................    1,364     $   32,204
Knightsbridge Tankers, Ltd. (Bermuda).......................    1,162         31,002
                                                                          ----------
                                                                              63,206
                                                                          ----------
PACKAGED FOODS & MEATS  1.9%
Cal-Maine Foods, Inc. ......................................      551         18,392
Chiquita Brands International, Inc. (a).....................    1,906         44,048
Seaboard Corp. .............................................       20         31,300
                                                                          ----------
                                                                              93,740
                                                                          ----------
PAPER PRODUCTS  0.6%
Buckeye Technologies, Inc. (a)..............................    2,645         29,518
                                                                          ----------

PERSONAL PRODUCTS  1.3%
Elizabeth Arden, Inc. (a)...................................    1,525         30,424
Prestige Brands Holdings, Inc. (a)..........................    4,072         33,309
                                                                          ----------
                                                                              63,733
                                                                          ----------
PROPERTY & CASUALTY INSURANCE  7.4%
Aspen Insurance Holdings, Ltd. (Bermuda)....................    1,607         42,393
Baldwin & Lyons, Inc., Class B..............................      334          8,577
Commerce Group, Inc. .......................................    1,128         40,676
Harleysville Group, Inc. ...................................      344         12,415
Infinity Property & Casualty Corp. .........................      847         35,235
LandAmerica Financial Group, Inc. ..........................      722         28,497
Midland Co./The.............................................      496         32,205
National Interstate Corp. ..................................      283          6,608
Navigators Group, Inc. (a)..................................      341         18,551
PMA Capital Corp., Class A (a)..............................    2,311         19,736
ProCentury Corp. ...........................................      346          6,228
RLI Corp. ..................................................      665         32,964
Selective Insurance Group, Inc. ............................      524         12,513
United America Indemnity, Ltd., Class A (Cayman Islands)
  (a).......................................................      722         13,906
United Fire & Casualty Co. .................................      283         10,584
Zenith National Insurance Corp. ............................      994         35,645
                                                                          ----------
                                                                             356,733
                                                                          ----------
PUBLISHING  1.9%
Belo Corp., Ser A...........................................    2,393         25,294
Journal Communications, Inc., Class A.......................    3,575         26,384
Lee Enterprises, Inc. ......................................      690          6,907
Scholastic Corp. (a)........................................    1,061         32,116
                                                                          ----------
                                                                              90,701
                                                                          ----------
RAILROADS  0.6%
Genesee & Wyoming, Inc., Class A (a)........................      813         27,967
                                                                          ----------

REGIONAL BANKS  4.6%
BancFirst Corp. ............................................      704         32,229
Columbia Bancorp............................................      517          8,841
First Regional Bancorp (a)..................................    1,337         21,927

 14                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
REGIONAL BANKS (CONTINUED)
Oriental Financial Group, Inc. (Puerto Rico)................    1,100     $   21,681
Shore Bancshares, Inc. .....................................      329          7,060
Signature Bank (a)..........................................      906         23,103
Sterling Financial Corp. (a)................................    1,885         32,893
SVB Financial Group (a).....................................      777         33,908
UMB Financial Corp. ........................................    1,002         41,283
                                                                          ----------
                                                                             222,925
                                                                          ----------
REINSURANCE  2.6%
IPC Holdings, Ltd. (Bermuda)................................      888         24,864
Max Capital Group, Ltd. (Bermuda)...........................      928         24,304
Odyssey Re Holdings Corp. ..................................      934         34,324
Platinum Underwriters Holdings, Ltd. (Bermuda)..............    1,258         40,835
                                                                          ----------
                                                                             124,327
                                                                          ----------
RESTAURANTS  0.5%
CBRL Group, Inc. ...........................................      333         11,911
Domino's Pizza, Inc. .......................................      904         12,195
                                                                          ----------
                                                                              24,106
                                                                          ----------
SEMICONDUCTOR EQUIPMENT  1.4%
Axcelis Technologies, Inc. (a)..............................    3,327         18,631
Entegris, Inc. (a)..........................................    4,055         29,156
Kulicke & Soffa Industries, Inc. (a)........................    4,435         21,199
                                                                          ----------
                                                                              68,986
                                                                          ----------
SEMICONDUCTORS  0.6%
TriQuint Semiconductor, Inc. (a)............................    5,469         27,673
                                                                          ----------

SPECIALIZED FINANCE  0.7%
Encore Capital Group, Inc. (a)..............................    3,151         21,427
Primus Guaranty, Ltd. (Bermuda) (a).........................    3,957         14,166
                                                                          ----------
                                                                              35,593
                                                                          ----------
SPECIALIZED REIT'S  0.7%
National Health Investors, Inc. ............................    1,113         34,781
                                                                          ----------

SPECIALTY CHEMICALS  4.1%
Arch Chemicals, Inc. .......................................      714         26,604
Minerals Technologies, Inc. ................................      566         35,545
PolyOne Corp. (a)...........................................    5,232         33,328
Rockwood Holdings, Inc. (a).................................      847         27,756
Sensient Technologies Corp. ................................    1,320         38,927
WR Grace & Co. (a)..........................................    1,664         37,972
                                                                          ----------
                                                                             200,132
                                                                          ----------
SPECIALTY STORES  0.0%
Blockbuster, Inc., Class A (a)..............................      123            401
                                                                          ----------

STEEL  2.8%
Olympic Steel, Inc. ........................................      625         28,187
Quanex Corp. ...............................................      825         42,686

See Notes to Financial Statements                                             15

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
STEEL (CONTINUED)
Schnitzer Steel Industries, Inc., Class A...................      602     $   42,754
Sims Group, Ltd.--ADR (Australia)...........................      842         23,172
                                                                          ----------
                                                                             136,799
                                                                          ----------
TECHNOLOGY DISTRIBUTORS  0.6%
Anixter International, Inc. (a).............................      468         29,971
                                                                          ----------

THRIFTS & MORTGAGE FINANCE  2.1%
Corus Bankshares, Inc. .....................................    2,615         25,444
Federal Agricultural Mortgage Corp., Class C................    1,094         28,553
FirstFed Financial Corp. (a)................................      886         24,055
Triad Guaranty, Inc. (a)....................................    4,609         23,045
                                                                          ----------
                                                                             101,097
                                                                          ----------
TOBACCO  1.4%
Universal Corp. ............................................      611         40,039
Vector Group, Ltd. .........................................    1,484         26,103
                                                                          ----------
                                                                              66,142
                                                                          ----------
TRADING COMPANIES & DISTRIBUTORS  1.8%
Applied Industrial Technologies, Inc. ......................    1,311         39,186
Rush Enterprises, Inc., Class A (a).........................    2,024         32,060
UAP Holding Corp. ..........................................      425         16,294
                                                                          ----------
                                                                              87,540
                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES  1.1%
Syniverse Holdings, Inc. (a)................................    2,103         35,036
USA Mobility, Inc. (a)......................................    2,671         19,071
                                                                          ----------
                                                                              54,107
                                                                          ----------
TOTAL LONG-TERM INVESTMENTS  97.6%
  (Cost $5,491,108)....................................................    4,721,695
                                                                          ----------

REPURCHASE AGREEMENTS  3.6%
Banc of America Securities ($59,289 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.40%, dated 03/31/08, to be sold on 04/01/08 at $59,293)............       59,289
Citigroup Global Markets, Inc. ($59,289 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.10%, dated 03/31/08, to be sold on 04/01/08 at $59,293)............       59,289
JPMorgan Chase & Co. ($17,787 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
  03/31/08, to be sold on 04/01/08 at $17,788).........................       17,787
State Street Bank & Trust Co. ($36,635 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.80%, dated 03/31/08, to be sold on 04/01/08 at $36,637)............       36,635
                                                                          ----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $173,000)......................................................      173,000
                                                                          ----------

 16                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 continued

DESCRIPTION                                                                 VALUE
------------------------------------------------------------------------------------
TOTAL INVESTMENTS  101.2%
(Cost $5,664,108)......................................................   $4,894,695
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.2%)..........................      (56,934)
                                                                          ----------

NET ASSETS  100.0%.....................................................   $4,837,761
                                                                          ==========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             17

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS:
Total Investments (Cost $5,664,108).........................  $4,894,695
Cash........................................................          13
Receivables:
  Expense Reimbursement from Adviser........................      25,721
  Dividends.................................................       5,047
  Fund Shares Sold..........................................         943
  Interest..................................................          10
Other.......................................................       2,949
                                                              ----------
    Total Assets............................................   4,929,378
                                                              ----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................      16,706
Trustees' Deferred Compensation and Retirement Plans........      13,977
Accrued Expenses............................................      60,934
                                                              ----------
    Total Liabilities.......................................      91,617
                                                              ----------
NET ASSETS..................................................  $4,837,761
                                                              ==========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $5,889,455
Accumulated Undistributed Net Investment Income.............      50,240
Accumulated Net Realized Loss...............................    (332,521)
Net Unrealized Depreciation.................................    (769,413)
                                                              ----------
NET ASSETS..................................................  $4,837,761
                                                              ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,572,365 and 201,568 shares of
    beneficial interest issued and outstanding).............  $     7.80
    Maximum sales charge (5.75%* of offering price).........        0.48
                                                              ----------
    Maximum offering price to public........................  $     8.28
                                                              ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,036,393 and 132,165 shares of
    beneficial interest issued and outstanding).............  $     7.84
                                                              ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,107,803 and 140,924 shares of
    beneficial interest issued and outstanding).............  $     7.86
                                                              ==========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,121,200 and 143,634 shares of
    beneficial interest issued and outstanding).............  $     7.81
                                                              ==========

*   On sales of $50,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $122)........  $   115,598
Interest....................................................        6,948
                                                              -----------
    Total Income............................................      122,546
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................       45,764
Offering Costs..............................................      159,991
Professional Fees...........................................       68,259
Reports to Shareholders.....................................       51,032
Accounting and Administrative Expenses......................       40,210
Registration Fees...........................................       38,724
Trustees' Fees and Related Expenses.........................       23,784
Custody.....................................................       21,073
Distribution (12b-1) and Service Fees
  Class A...................................................        3,986
  Class B...................................................        4,002
  Class C...................................................        1,193
Transfer Agent Fees.........................................        8,512
Other.......................................................       20,023
                                                              -----------
    Total Expenses..........................................      486,553
    Expense Reduction.......................................      418,222
    Less Credits Earned on Cash Balances....................          166
                                                              -----------
    Net Expenses............................................       68,165
                                                              -----------
NET INVESTMENT INCOME.......................................  $    54,381
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $  (332,650)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      (20,751)
  End of the Period.........................................     (769,413)
                                                              -----------
Net Unrealized Depreciation During the Period...............     (748,662)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,081,312)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(1,026,931)
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                             FOR THE PERIOD
                                                                             MARCH 30, 2007
                                                           FOR THE          (COMMENCEMENT OF
                                                          YEAR ENDED         OPERATIONS) TO
                                                        MARCH 31, 2008       MARCH 31, 2007
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $    54,381           $    1,107
Net Realized Loss.....................................      (332,650)            -0-
Net Unrealized Depreciation During the Period.........      (748,662)             (20,751)
                                                         -----------           ----------
Change in Net Assets from Operations..................    (1,026,931)             (19,644)
                                                         -----------           ----------

Distributions from Net Investment Income:
  Class A Shares......................................       (72,894)            -0-
  Class B Shares......................................       (43,709)            -0-
  Class C Shares......................................       (43,074)            -0-
  Class I Shares......................................       (49,975)            -0-
                                                         -----------           ----------
Total Distributions...................................      (209,652)            -0-
                                                         -----------           ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...    (1,236,583)             (19,644)
                                                         -----------           ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     1,197,112            5,000,000
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................        19,826             -0-
Cost of Shares Repurchased............................      (122,950)            -0-
                                                         -----------           ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     1,093,988            5,000,000
                                                         -----------           ----------
TOTAL INCREASE/DECREASE IN NET ASSETS.................      (142,595)           4,980,356
NET ASSETS:
Beginning of the Period...............................     4,980,356             -0-
                                                         -----------           ----------
End of the Period (Including accumulated undistributed
  net investment income of $50,240 and $1,792,
  respectively).......................................   $ 4,837,761           $4,980,356
                                                         ===========           ==========

 20                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR        MARCH 30, 2007
                                                               ENDED      (COMMENCEMENT OF
CLASS A SHARES                                               MARCH 31,     OPERATIONS) TO
                                                               2008        MARCH 31, 2007
                                                             -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  9.96         $ 10.00
                                                              -------         -------
  Net Investment Income (a).................................     0.09             -0-(c)
  Net Realized and Unrealized Loss..........................    (1.87)         (0.04)
                                                              -------         -------
Total from Investment Operations............................    (1.78)         (0.04)
Less:
  Distributions from Net Investment Income..................     0.38             -0-
                                                              -------         -------
NET ASSET VALUE, END OF THE PERIOD..........................  $  7.80         $  9.96
                                                              =======         =======

Total Return* (b)...........................................  -18.34%          -0.40%**
Net Assets at End of the Period (In millions)...............  $   1.6         $   1.2
Ratio of Expenses to Average Net Assets*....................    1.41%           1.16%
Ratio of Net Investment Income to Average Net Assets*.......    0.98%           4.06%
Portfolio Turnover..........................................     122%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    9.67%          20.84%
   Ratio of Net Investment Loss to Average Net Assets.......   (7.28%)       (15.62%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

See Notes to Financial Statements                                             21

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR        MARCH 30, 2007
                                                               ENDED      (COMMENCEMENT OF
CLASS B SHARES                                               MARCH 31,     OPERATIONS) TO
                                                               2008        MARCH 31, 2007
                                                             -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  9.96         $ 10.00
                                                              -------         -------
  Net Investment Income (a).................................     0.08             -0-(c)
  Net Realized and Unrealized Loss..........................    (1.87)          (0.04)
                                                              -------         -------
Total from Investment Operations............................    (1.79)          (0.04)
Less:
  Distributions from Net Investment Income..................     0.33             -0-
                                                              -------         -------
NET ASSET VALUE, END OF THE PERIOD..........................  $  7.84         $  9.96
                                                              =======         =======

Total Return* (b)...........................................  -18.42%(d)       -0.40%**
Net Assets at End of the Period (In millions)...............  $   1.0         $   1.2
Ratio of Expenses to Average Net Assets*....................    1.51%(d)        1.16%
Ratio of Net Investment Income to Average Net Assets*.......    0.92%(d)        4.06%
Portfolio Turnover..........................................     122%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    9.78%(d)       20.84%
   Ratio of Net Investment Loss to Average Net Assets.......   (7.35%)(d)     (15.62%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect 12b-1 fees of less than 1% (See Footnote 6).

 22                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR        MARCH 30, 2007
                                                               ENDED      (COMMENCEMENT OF
CLASS C SHARES                                               MARCH 31,     OPERATIONS) TO
                                                               2008        MARCH 31, 2007
                                                             -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  9.96         $ 10.00
                                                              -------         -------
  Net Investment Income (a).................................     0.11             -0-(c)
  Net Realized and Unrealized Loss..........................    (1.88)          (0.04)
                                                              -------         -------
Total from Investment Operations............................    (1.77)          (0.04)
Less:
  Distributions from Net Investment Income..................     0.33             -0-
                                                              -------         -------
NET ASSET VALUE, END OF THE PERIOD..........................  $  7.86         $  9.96
                                                              =======         =======

Total Return* (b)...........................................  -18.22%(d)       -0.40%**
Net Assets at End of the Period (In millions)...............  $   1.1         $   1.2
Ratio of Expenses to Average Net Assets*....................    1.27%(d)        1.16%
Ratio of Net Investment Income to Average Net Assets*.......    1.16%(d)        4.06%
Portfolio Turnover..........................................     122%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    9.45%(d)       20.84%
   Ratio of Net Investment Loss to Average Net Assets.......   (7.02%)(d)     (15.62%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect 12b-1 fees of less than 1% (See Footnote 6).

See Notes to Financial Statements                                             23

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR        MARCH 30, 2007
                                                               ENDED      (COMMENCEMENT OF
CLASS I SHARES                                               MARCH 31,     OPERATIONS) TO
                                                               2008        MARCH 31, 2007
                                                             -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  9.96         $ 10.00
                                                              -------         -------
  Net Investment Income (a).................................     0.11             -0-(c)
  Net Realized and Unrealized Loss..........................    (1.86)          (0.04)
                                                              -------         -------
Total from Investment Operations............................    (1.75)          (0.04)
Less:
  Distributions from Net Investment Income..................     0.40             -0-
                                                              -------         -------
NET ASSET VALUE, END OF THE PERIOD..........................  $  7.81         $  9.96
                                                              =======         =======
Total Return* (b)...........................................  -18.09%          -0.40%**
Net Assets at End of the Period (In millions)...............  $   1.1         $   1.2
Ratio of Expenses to Average Net Assets*....................    1.16%           1.16%
Ratio of Net Investment Income to Average Net Assets*.......    1.26%           4.06%
Portfolio Turnover..........................................     122%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    9.34%          20.84%
   Ratio of Net Investment Loss to Average Net Assets.......   (6.92%)        (15.62%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

**  Non-annualized

 24                                            See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Disciplined Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek high total return. The Fund commenced investment operations on March 30, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not readily available are valued at the mean of the last reported bid and asked prices, or, if not readily available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on September 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two year period ended March 31, 2008, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At March 31, 2008, the Fund had an accumulated include capital loss carry forward for tax purposes of $98,185 which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
$98,185.....................................................    March 31, 2016

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $ 5,691,401
                                                                ===========
Gross tax unrealized appreciation...........................    $   294,335
Gross tax unrealized depreciation...........................     (1,091,041)
                                                                -----------
Net tax unrealized depreciation on investments..............    $  (796,706)
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    The tax character of distributions paid during the years ended March 31, 2008 and 2007 were as follows:

                                                                2008      2007
Distributions paid from:
  Ordinary income...........................................  $209,652    $-0-
                                                              --------    ----

    Permanent differences, primarily due to non-deductible offering and start-up costs, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2008:

  ACCUMULATED UNDISTRIBUTED
    NET INVESTMENT INCOME       ACCUMULATED NET REALIZED LOSS    CAPITAL
           $203,719                         $129                 $(203,848)

    As of March 31, 2008, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................    $65,467

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses of $207,043 which are not recognized for tax purposes until the first day of the following fiscal year and the deferral of losses relating to wash sales transactions.

F. CREDITS EARNED ON CASH BALANCES During year ended March 31, 2008, the Fund's custody fee was reduced by $166 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities Income and expenses are translated at rates prevailing when accrued.

H. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .90% of the prior day's average daily net assets.

    The Fund's Adviser is currently waiving or reimbursing all or a portion of the Fund's advisory fees or other expenses. This resulted in the net expense ratios of 1.41%, 1.51%, 1.27% and 1.16% for Classes A, B, C and I Shares respectively. The fee waivers or expense reimbursements are voluntary and can be discontinued at any time. For the year ended March 31, 2008, the Adviser waived or reimbursed approximately $418,200 of advisory fees or other expenses.

    For the year ended March 31, 2008, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $25,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2008, the Fund recognized expenses of approximately $7,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $2,929 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At March 31, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 125,000 shares of Class A, 125,000 shares of Class B, 125,000 shares of Class C and 125,000 shares of Class I.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

    For the year ended March 31, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $3,000 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $0. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the year ended March 31, 2008 and the period ended March 31, 2007, transactions were as follows:

                                                      FOR THE                  FOR THE
                                                    YEAR ENDED              PERIOD ENDED
                                                  MARCH 31, 2008           MARCH 31, 2007
                                               ---------------------    ---------------------
                                               SHARES       VALUE       SHARES       VALUE
Sales:
  Class A....................................   87,936    $  840,388    125,000    $1,250,000
  Class B....................................    8,645        79,655    125,000     1,250,000
  Class C....................................   15,874       132,596    125,000     1,250,000
  Class I....................................   18,634       144,473    125,000     1,250,000
                                               -------    ----------    -------    ----------
Total Sales..................................  131,089    $1,197,112    500,000    $5,000,000
                                               =======    ==========    =======    ==========
Dividend Reinvestment:
  Class A....................................    2,041    $   16,735      -0-      $  -0-
  Class B....................................      216         1,780      -0-         -0-
  Class C....................................      159         1,311      -0-         -0-
  Class I....................................      -0-           -0-      -0-         -0-
                                               -------    ----------    -------    ----------
Total Dividend Reinvestment..................    2,416    $   19,826      -0-      $  -0-
                                               =======    ==========    =======    ==========
Repurchases:
  Class A....................................  (13,409)   $ (107,115)     -0-      $  -0-
  Class B....................................   (1,696)      (14,873)     -0-         -0-
  Class C....................................     (109)       (1,004)     -0-         -0-
  Class I....................................      -0-            42      -0-         -0-
                                               -------    ----------    -------    ----------
Total Repurchases............................  (15,214)   $ (122,950)     -0-      $  -0-
                                               =======    ==========    =======    ==========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended March 31, 2008, the Fund received redemption fees of approximately $200, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $7,152,019 and $6,060,044, respectively.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Disciplined Small Cap Value Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Disciplined Small Cap Value Fund (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period from March 30, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Disciplined Small Cap Value Fund at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets, and its financial highlights for the year then ended and for the period from March 30, 2007 (commencement of operation) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 14, 2008

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2008. For corporate shareholders 34% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to maximum tax rate of 15%. The Fund intends to designate up to a maximum of $93,362 as taxed at a maximum rate of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)               Trustee      Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                  since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products                    Director of the Heartland
                                                          manufacturer.                           Alliance, a nonprofit
                                                                                                  organization serving
                                                                                                  human needs based in
                                                                                                  Chicago. Board member of
                                                                                                  the Illinois
                                                                                                  Manufacturers'
                                                                                                  Association. Member of
                                                                                                  the Board of Visitors,
                                                                                                  Institute for the
                                                                                                  Humanities, University of
                                                                                                  Michigan.

Jerry D. Choate (69)             Trustee      Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                              since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Valero Energy
                                                          to January 1995,                        Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)                Trustee      Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                   since 2006  a private company                       General Partner of funds
4350 La Jolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Quidel
San Diego, CA 92122-6223                                  advisory services.                      Corporation, Stericycle,
                                                                                                  Inc. and Trustee of The
                                                                                                  Scripps Research
                                                                                                  Institute. Prior to
                                                                                                  February 2008, Director
                                                                                                  of Ventana Medical
                                                                                                  Systems, Inc. Prior to
                                                                                                  April 2007, Director of
                                                                                                  GATX Corporation. Prior
                                                                                                  to April 2004, Director
                                                                                                  of TheraSense, Inc. Prior
                                                                                                  to January 2004, Director
                                                                                                  of TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.

Linda Hutton Heagy+ (59)         Trustee      Trustee     Prior to February 2008,        74       Trustee/Director/Managing
4939 South Greenwood                          since 2006  Managing Partner of                     General Partner of funds
Chicago, IL 60615                                         Heidrick & Struggles, an                in the Fund Complex.
                                                          international executive                 Trustee on the University
                                                          search firm. Prior to                   of Chicago Medical Center
                                                          1997, Partner of Ray &                  Board, Vice Chair of the
                                                          Berndtson, Inc., an                     Board of the YMCA of
                                                          executive recruiting                    Metropolitan Chicago and
                                                          firm. Prior to 1995,                    a member of the Women's
                                                          Executive Vice President                Board of the University
                                                          of ABN AMRO, N.A., a bank               of Chicago.
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)            Trustee      Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                             since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                      of the United States, an                in the Fund Complex.
                                                          independent U.S.                        Director of First Solar,
                                                          foundation created to                   Inc.
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (72)               Trustee      Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                          Officer of Pocklington                  in the Fund Complex.
                                                          Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company.                                Director of the Marrow
                                                                                                  Foundation.

Jack E. Nelson (72)              Trustee      Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                        since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the Financial
                                                          Industry Regulatory
                                                          Authority ("FINRA"),
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (67)        Trustee      Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                           since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Trustee of the University
                                                          Distinguished Service                   of Rochester and a member
                                                          Professor in the                        of its investment
                                                          Department of Economics                 committee. Member of the
                                                          at the University of                    National Academy of
                                                          Chicago. Prior to July                  Sciences, the American
                                                          2000, President of the                  Philosophical Society and
                                                          University of Chicago.                  a fellow of the American
                                                                                                  Academy of Arts and
                                                                                                  Sciences.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)   Trustee      Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                          since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                         Academy of Sciences/                    in the Fund Complex.
                                                          National Research                       Director of Fluor Corp.,
                                                          Council, an independent,                an engineering,
                                                          federally chartered                     procurement and
                                                          policy institution, from                construction
                                                          2001 to November 2003 and               organization, since
                                                          Chief Operating Officer                 January 2004. Director of
                                                          from 1993 to 2001. Prior                Intelligent Medical
                                                          to 1993, Executive                      Devices, Inc., a symptom
                                                          Director of the                         based diagnostic tool for
                                                          Commission on Behavioral                physicians and clinical
                                                          and Social Sciences and                 labs. Director of the
                                                          Education at the National               Institute for Defense
                                                          Academy of                              Analyses, a federally
                                                          Sciences/National                       funded research and
                                                          Research Council. From                  development center,
                                                          1980 through 1989,                      Director of the German
                                                          Partner of Coopers &                    Marshall Fund of the
                                                          Lybrand.                                United States, Director
                                                                                                  of the Rocky Mountain
                                                                                                  Institute and Trustee of
                                                                                                  California Institute of
                                                                                                  Technology and the
                                                                                                  Colorado College.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                                              NUMBER OF
                                               TERM OF                                                         FUNDS IN
                                              OFFICE AND                                                         FUND
                                 POSITION(S)  LENGTH OF                                                        COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                              OVERSEEN
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS                                 BY TRUSTEE
Wayne W. Whalen* (68)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate,        74
333 West Wacker Drive                         since 2006  Meagher & Flom LLP, legal counsel to funds in the
Chicago, IL 60606                                         Fund Complex.


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)            Trustee/Director/Managing
333 West Wacker Drive            General Partner of funds
Chicago, IL 60606                in the Fund Complex.
                                 Director of the Abraham
                                 Lincoln Presidential
                                 Library Foundation.

+ As indicated above, until February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (55)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

Kevin Klingert (45)           Vice President           Officer     Vice President of funds in the Fund Complex since March
522 Fifth Avenue                                       since 2008  2008. Chief Operating Officer of the Fixed Income portion of
New York, NY 10036                                                 Morgan Stanley Investment Management Inc. since March 2008.
                                                                   Head of Global Liquidity Portfolio Management and co-Head of
                                                                   Liquidity Credit Research of Morgan Stanley Investment
                                                                   Management since December 2007. Managing Director of Morgan
                                                                   Stanley Investment Management Inc. from December 2007 to
                                                                   March 2008. Previously, Managing Director on the Management
                                                                   Committee and head of Municipal Portfolio Management and
                                                                   Liquidity at BlackRock from October 1991 to January 2007.
                                                                   Assistant Vice President municipal portfolio manager at
                                                                   Merrill Lynch from March 1985 to October 1991.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (46)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza--Suite 100   Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza--Suite 100   and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen Disciplined Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Disciplined Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Disciplined Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                            181, 281, 381, 681
                                                                  DSCVANN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02699P-Y03/08

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007. Both editions of Exhibit B are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008

                                          COVERED
                           REGISTRANT   ENTITIES(1)
                           ----------   -----------
AUDIT FEES..............   $315,800          N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $      0     $449,800(2)
   TAX FEES.............   $ 33,475(3)  $ 59,185(4)
   ALL OTHER FEES.......   $      0     $178,366(5)
TOTAL NON-AUDIT FEES....   $ 33,475     $687,351
TOTAL...................   $349,275     $687,351

2007

                                          COVERED
                           REGISTRANT   ENTITIES(1)
                           ----------   -----------
AUDIT FEES..............   $258,700           N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $      0     $  690,000(2)
   TAX FEES.............   $ 25,300(3)  $   79,422(4)
   ALL OTHER FEES.......   $      0     $  387,615(5)
TOTAL NON-AUDIT FEES....   $ 25,300     $1,157,037
TOTAL...................   $284,000     $1,157,037

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008